UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7492

Nuveen Insured California Premium Income Municipal Fund 2, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 917-7700

Date of fiscal year end: February 28

Date of reporting period: August 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

NUVEEN Investments

Closed-End Funds

Nuveen Investments Municipal Closed-End Funds

It's not what you earn, it's what you keep.®

Semi-Annual Report
August 31, 2011

Nuveen Insured California Premium Income Municipal Fund, Inc.
NPC

Nuveen California Premium Income Municipal Fund
NCU

Nuveen California Dividend Advantage Municipal Fund
NAC

Nuveen California Dividend Advantage Municipal Fund 2
NVX

Nuveen California Dividend Advantage Municipal Fund 3
NZH

Nuveen Insured California Dividend Advantage Municipal Fund
NKL

Nuveen Insured California Tax-Free Advantage Municipal Fund
NKX

August

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Table of Contents

Chairman’s Letter to Shareholders	4
Portfolio Manager’s Comments	5
Common Share Dividend and Share Price Information	12
Performance Overviews	14
Portfolios of Investments	22
Statement of Assets and Liabilities	67
Statement of Operations	69
Statement of Changes in Net Assets	71
Statement of Cash Flows	74
Financial Highlights	77
Notes to Financial Statements	90
Annual Investment Management Agreement Approval Process	107
Reinvest Automatically, Easily and Conveniently	115
Glossary of Terms Used in this Report	117
Other Useful Information	123

Chairman’s
Letter to Shareholders

Dear Shareholders,

The global economy continues to be weighed down by an unusual combination of pressures facing the larger developed economies. Japanese leaders continue to work through the economic aftereffects of the March 2011 earthquake and tsunami. Political leaders in Europe and the U.S. have resolved some of the near term fiscal problems, but the financial markets are not convinced that these leaders are able to address more complex longer term fiscal issues. Despite improved earnings and capital increases, the largest banks in these countries continue to be vulnerable to deteriorating mortgage portfolios and sovereign credit exposure, adding another source of uncertainty to the global financial system.

In the U.S., recent economic statistics indicate that the economic recovery may be losing momentum. Consumption, which represents about 70% of the gross domestic product, faces an array of challenges from seemingly intractable declines in housing values, increased energy costs and limited growth in the job market. The failure of Congress and the administration to agree on the debt ceiling increase on a timely basis and the deep divisions between the political parties over fashioning a balanced program to address growing fiscal imbalances that led to the recent S&P ratings downgrade add considerable uncertainty to the domestic economic picture.

On a more positive note, corporate earnings continue to hold up well and the municipal bond market is recovering from recent weakness as states and municipalities implement various programs to reduce their budgetary deficits. In addition, the Federal Reserve System has made it clear that it stands ready to take additional steps should the economic recovery falter. However, there are concerns that the Fed is approaching the limits of its resources to intervene in the economy.

These perplexing times highlight the importance of professional investment management. Your Nuveen investment team is working hard to develop an appropriate response to increased risk, and they continue to seek out opportunities created by stressful markets using proven investment disciplines designed to help your Fund achieve its investment objectives. On your behalf, we monitor their activities to assure that they maintain their investment disciplines.

As always, I encourage you to contact your financial consultant if you have any questions about your investment in a Nuveen Fund. On behalf of the other members of your Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Robert P. Bremner
Chairman of the Board
October 21, 2011

4	Nuveen Investments

Portfolio Manager’s Comments

Nuveen Insured California Premium Income Municipal Fund, Inc. (NPC)
Nuveen Insured California Premium Income Municipal Fund 2, Inc. (NCL)
Nuveen California Premium Income Municipal Fund (NCU)
Nuveen California Dividend Advantage Municipal Fund (NAC)
Nuveen California Dividend Advantage Municipal Fund 2 (NVX)
Nuveen California Dividend Advantage Municipal Fund 3 (NZH)
Nuveen Insured California Dividend Advantage Municipal Fund (NKL)
Nuveen Insured California Tax-Free Advantage Municipal Fund (NKX)

Portfolio manager Scott Romans examines key investment strategies and the six-month performance of these Funds. Scott, who joined Nuveen in 2000, has managed NCU, NAC, NVX, NZH, NKL and NKX since 2003. He assumed portfolio management responsibility for NPC and NCL in 2005.

What key strategies were used to manage the California Funds during the six-month reporting period ended August 31, 2011?

During this reporting period, municipal bond prices generally rallied as yields declined across the municipal curve. The relative decline in yields was attributable in part to the continued depressed level of municipal bond issuance. Tax-exempt volume, which had been limited in 2010 by issuers’ extensive use of taxable Build America Bonds (BABs), continued to drift lower in 2011. Even though BABs were no longer an option for issuers (the BAB program expired at the end of 2010), some borrowers had accelerated issuance into 2010 in order to take advantage of the program’s favorable terms before its termination, fulfilling their capital program borrowing needs well into 2012. This reduced the need for many borrowers to come to market with new issues during this period. For the six months ended August 31, 2011, national municipal issuance was down 34% compared with the same period in 2010, while municipal issuance in California declined 37%. One indicator of the general lack of supply was the fact that, as of August 31, 2011, the state of California had not issued any tax-exempt bonds during 2011.

Despite the constrained issuance of tax-exempt municipal bonds and relatively lower yields, we continued to take a bottom-up approach to discovering undervalued sectors and individual credits with the potential to perform well over the long term. During this period, these California Funds found value in health care, where we were able to add to our holdings at attractive prices, and in new issues for charter schools. We also continued to actively add exposure to redevelopment agency (RDA) bonds, which fund programs to improve deteriorated, blighted and economically depressed areas in California. We remained very selective in our purchases in this area, evaluating bonds on a case by case basis and buying only those where our research indicated that we potentially would be compensated for taking on additional risk. In addition, in Funds where we sought to adjust duration, we purchased zero coupon bonds issued by local school districts at historically wide spreads. These bonds offered longer durations with very attractive yields relative to their credit quality. With both the RDA bonds and the local school district credits, we were able to discover attractive candidates for purchase in both the insured and uninsured segments of the market.

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio manager as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements, and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investor Services, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

Nuveen Investments	5

For the most part, we focused on purchasing longer maturity bonds during this period in order to take advantage of more attractive yields at the longer end of the municipal bond yield curve. Cash for new purchases during this period was generated largely by the proceeds from bond calls and maturing bonds, which we worked to redeploy to keep the Funds fully invested.

As of August 31, 2011, all of these Funds continued to use inverse floating rate securities. We employ inverse floaters as a form of leverage for a variety of reasons, including duration management, income enhancement and total return enhancement. As part of our duration management strategies, NCL also used derivatives (forward interest rate swaps) to reduce price volatility risk to movement in U.S. interest rates relative to the Fund’s benchmarks. During this period, the derivatives functioned as intended, and by period end, we had removed the derivatives from NCL.

How did the Funds perform?

Individual results for these Nuveen California Funds, as well as relevant index and peer group information, are presented in the accompanying table.

Average Annual Total Returns on Common Share Net Asset Value*
For periods ended 8/31/11

	6-Month	1-Year	5-Year	10-Year
Uninsured Funds
NCU	11.96%	2.91%	4.73%	5.67%
NAC	12.66%	1.57%	4.08%	5.53%
NVX	10.65%	2.27%	4.67%	5.57%
NZH	10.65%	1.48%	3.17%	N/A

Standard & Poor’s (S&P) California Municipal Bond Index**	7.33%	2.68%	4.39%	4.81%
Standard & Poor’s (S&P) National Municipal Bond Index**	6.56%	2.62%	4.60%	4.93%
Lipper California Municipal Debt Classification Average**	11.95%	1.31%	3.04%	5.01%
Insured Funds
NPC	13.18%	3.25%	4.94%	5.34%
NCL	12.71%	2.02%	4.71%	5.27%
NKL	11.44%	2.78%	4.89%	N/A
NKX	12.05%	1.42%	4.19%	N/A
Standard & Poor’s (S&P) California Municipal Bond Index**	7.33%	2.68%	4.39%	4.81%
Standard & Poor’s (S&P) Insured National Municipal Bond Index**	7.16%	2.61%	4.61%	4.97%
Lipper Single-State Insured Municipal Debt Classification Average**	9.77%	2.20%	4.88%	5.46%

For the six months ended August 31, 2011, the cumulative returns on common share net asset value (NAV) for all four of the uninsured Funds—NCU, NAC, NVX and NZH—exceeded the returns on the Standard & Poor’s (S&P) California Municipal Bond Index as well as the Standard & Poor’s (S&P) National Municipal Bond Index. NCU and NCA also outperformed the average return for the Lipper California Municipal Debt Classification Average, while NVX and NZH underperformed this Lipper average. For the same period, all four of the insured Funds—NPC, NCL, NKL and NKX—exceeded the returns on the S&P California

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.

*	6-month returns are cumulative; all other returns are annualized.

**	Refer to the Glossary of Terms Used in this Report for definitions.

6	Nuveen Investments

Municipal Bond Index, the S&P Insured National Municipal Bond Index and the Lipper Single-State Insured Municipal Debt Classification Average.

Key management factors that influenced the Funds’ returns during this period included duration and yield curve positioning, credit exposure and sector allocation. In addition, the use of leverage was an important positive factor during this period. The impact of leverage is discussed in more detail later in this report.

During this period, as yields across the municipal bond curve declined, municipal bonds with longer maturities generally outperformed the shorter maturity categories, with credits at the longest end of the yield curve posting the strongest returns. Among these Funds, NPC and NAC were the most advantageously positioned in terms of duration and yield curve, with overweights in the outperforming longer part of the yield curve and underexposure to the shorter end of the curve that did not perform as well. Overall, duration and yield curve positioning was a positive contributor to the performance of all of these Funds, although the net impact varied depending upon each Fund’s individual weightings along the yield curve.

Holdings that generally made positive contributions to the Funds’ returns during this period included zero coupon bonds and health care, transportation and education credits. The special tax, water and sewer and industrial development revenue sectors also outperformed the municipal market as a whole, while general obligation and other tax-supported bonds generally performed in line with the market during this period. NAC, in particular, benefited from its overweightings in health care and transportation. The insured Funds also were helped by their exposure to redevelopment agency bonds, especially NPC.

In contrast, pre-refunded bonds, which are often backed by U.S. Treasury securities, were among the poorest performing market segments during this period. The under-performance of these bonds can be attributed primarily to their shorter effective maturities and higher credit quality. Among the revenue sectors, resource recovery trailed the overall municipal market by the widest margin.

Credit exposure played a smaller role in performance during these six months, as bonds rated BBB, A and AA typically outperformed those rated AAA. In this environment, the Funds’ performance generally benefited from their allocations to lower quality credits.

IMPACT OF THE FUNDS’ LEVERAGE STRATEGIES ON PERFORMANCE

One important factor impacting the returns of all these Funds relative to the comparative indexes was the Funds’ use of leverage. The Funds use leverage because their managers believe that, over time, leveraging provides opportunities for additional income and total return for common shareholders. However, use of leverage also can expose common shareholders to additional volatility. For example, as the prices of securities held by a Fund decline, the negative impact of these valuation changes on common share net asset value and common shareholder total return is magnified by the use of leverage. Conversely, leverage may enhance common share returns during periods when the prices of securities

Nuveen Investments	7

held by a Fund generally are rising. Leverage made a positive contribution to the performance of these Funds over this reporting period.

RECENT DEVELOPMENTS REGARDING THE FUNDS’ REDEMPTION OF AUCTION RATE PREFERRED SHARES

Shortly after their respective inceptions, each of the Funds issued auction rate preferred shares (ARPS) to create structural leverage. As noted in past shareholder reports, the ARPS issued by many closed-end funds, including these Funds, have been hampered by a lack of liquidity since February 2008. Since that time, more ARPS have been submitted for sale in each of their regularly scheduled auctions than there have been offers to buy. In fact, offers to buy have been almost completely nonexistent since late February 2008. This means that these auctions have “failed to clear,” and that many, or all, of the ARPS shareholders who wanted to sell their shares in these auctions were unable to do so. This lack of liquidity in ARPS did not lower the credit quality of these shares, and ARPS shareholders unable to sell their shares continued to receive distributions at the “maximum rate” applicable to failed auctions, as calculated in accordance with the pre-established terms of the ARPS. In the recent market, with short term rates at multi-generational lows, those maximum rates also have been low.

One continuing implication for common shareholders from the auction failures is that each Fund’s cost of leverage likely has been incrementally higher at times than it otherwise might have been had the auctions continued to be successful. As a result, each Fund’s common share earnings likely have been incrementally lower at times than they otherwise might have been.

As noted in past shareholder reports, the Nuveen funds’ Board of Directors/Trustees authorized several methods that can be used separately or in combination to refinance a portion of the Nuveen funds’ outstanding ARPS. Some funds have utilized tender option bonds (TOBs), also known as inverse floating rate securities, for leverage purposes. The amount of TOBs that a fund may use varies according to the composition of each fund’s portfolio. Some funds have a greater ability to use TOBs than others. Some funds have issued Variable Rate Demand Preferred (VRDP) Shares or Variable MuniFund Term Preferred (VMTP) Shares, which are floating rate forms of preferred stock with a mandatory term redemption. Some funds have issued MuniFund Term Preferred (MTP) Shares, a fixed rate form of preferred stock with a mandatory redemption period of three to five years.

During 2010 and 2011, certain Nuveen leveraged closed-end funds (including NAC, NZH and NKX) received a demand letter from a law firm on behalf of purported holders of common shares of each such fund, alleging that Nuveen and the funds’ officers and Board of Directors/Trustees breached their fiduciary duties related to the redemption at par of the funds’ ARPS. In response, the Board established an ad hoc Demand Committee consisting of certain of its disinterested and independent Board members to investigate the claims. The Demand Committee retained independent counsel to assist it in conducting an extensive investigation. Based upon its investigation, the Demand Committee found that it was not in the best interests of each fund or its shareholders to take the actions

8	Nuveen Investments

suggested in the demand letters, and recommended that the full Board reject the demands made in the demand letters. After reviewing the findings and recommendation of the Demand Committee, the full Board of each fund unanimously adopted the Demand Committee’s recommendation.

Subsequently, 33 of the funds that received demand letters (including NKX) were named in a consolidated complaint as nominal defendants in a putative shareholder derivative action captioned Martin Safier, et al. v. Nuveen Asset Management, et al. that was filed in the Circuit Court of Cook County, Illinois, Chancery Division (the “Cook County Chancery Court”) on February 18, 2011 (the “Complaint”). The Complaint, filed on behalf of purported holders of each fund’s common shares, also name Nuveen Fund Advisors, Inc. as a defendant, together with current and former Officers and interested Director/Trustees of each of the funds (together with the nominal defendants, collectively, the “Defendants”). The Complaint contains the same basic allegations contained in the demand letters. The suits seek a declaration that the Defendants have breached their fiduciary duties, an order directing the Defendants not to redeem any ARPS at their liquidation value using fund assets, indeterminate monetary damages in favor of the funds and an award of plaintiffs’ costs and disbursements in pursuing the action. The Court has heard arguments on the funds’ motion to dismiss the suit, and has taken the matter under advisement. Nuveen Fund Advisors, Inc. believes that the Complaint is without merit, and is defending vigorously against these charges.

As of August 31, 2011, each of the Funds has redeemed all of their outstanding ARPS at liquidation value.

As of August 31, 2011, the Funds have issued and outstanding MTP Shares and VRDP Shares as shown in the accompanying tables.

MTP Shares

Fund	Series	MTP Shares Issued at Liquidation Value	Annual Interest Rate	NYSE Ticker
NCU	2015	$35,250,000	2.00%	NCU PrC
NVX	2014	$42,846,300	2.35%	NVX PrA
NVX	2015	$55,000,000	2.05%	NVX PrC
NZH	2014	$27,000,000	2.35%	NZH PrA
NZH	2014-1	$46,294,500	2.25%	NZH PrB
NZH	2015	$86,250,000	2.95%	NZH PrC

VRDP Shares

Fund	VRDP Shares Issued at Liquidation Value
NPC	$42,700,000
NCL	$74,000,000
NAC	$136,200,000
NKL	$104,400,000
NKX	$35,500,000

Nuveen Investments	9

(Refer to Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies and Footnote 4 – Fund Shares for further details on MTP and VRDP Shares.)

As of October 5, 2011, after the close of this reporting period, all 84 of the Nuveen closed-end municipal funds that had issued ARPS, approximately $11.0 billion, have redeemed at liquidation value all of these shares.

For up-to-date information, please visit the Nuveen CEF Auction Rate Preferred Resource Center at: http://www.nuveen.com/arps.

Regulatory Matters

During May 2011, Nuveen Securities, LLC, known as Nuveen Investments, LLC, prior to April 30, 2011, entered into a settlement with the Financial Industry Regulatory Authority (FINRA) with respect to certain allegations regarding Nuveen-sponsored closed-end fund ARPS marketing brochures. As part of this settlement, Nuveen Securities, LLC neither admitted to nor denied FINRA’s allegations. Nuveen Securities, LLC is the broker-dealer subsidiary of Nuveen Investments.

The settlement with FINRA concludes an investigation that followed the widespread failure of auctions for ARPS and other auction rate securities, which generally began in mid-February 2008. In the settlement, FINRA alleged that certain marketing materials provided by Nuveen Securities, LLC were false and misleading. Nuveen Securities, LLC agreed to a censure and the payment of a $3 million fine.

RISK CONSIDERATIONS

Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation. Past performance is no guarantee of future results. Fund common shares are subject to a variety of risks, including:

Investment Risk. The possible loss of the entire principal amount that you invest.

Price Risk. Shares of closed-end investment companies like these Funds frequently trade at a discount to their NAV. Your common shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

Leverage Risk. Each Fund’s use of leverage creates the possibility of higher volatility for the Fund’s per share NAV, market price, distributions and returns. There is no assurance that a Fund’s leveraging strategy will be successful.

10	Nuveen Investments

Tax Risk. The tax treatment of Fund distributions may be affected by new IRS interpretations of the Internal Revenue Code and future changes in tax laws and regulations.

Issuer Credit Risk. This is the risk that a security in a Fund’s portfolio will fail to make dividend or interest payments when due.

Interest Rate Risk. Fixed-income securities such as bonds, preferred, convertible and other debt securities will decline in value if market interest rates rise.

Reinvestment Risk. If market interest rates decline, income earned from a Fund’s portfolio may be reinvested at rates below that of the original bond that generated the income.

Call Risk or Prepayment Risk. Issuers may exercise their option to prepay principal earlier than scheduled, forcing a Fund to reinvest in lower-yielding securities.

Nuveen Investments	11

Common Share Dividend and
Share Price Information

The monthly dividends of all eight Funds in this report remained stable throughout the six-month reporting period ended August 31, 2011.

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund’s past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund’s NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of August 31, 2011, all of the Funds in this report had positive UNII balances, based upon our best estimate, for tax purposes and positive UNII balances for financial statement purposes.

COMMON SHARE REPURCHASES AND SHARE PRICE INFORMATION

As of August 31, 2011, and the since inception of the Funds’ repurchase program, the following Funds have cumulatively repurchased and retired common shares as shown in the accompanying table. Since the inception of the Fund’s repurchase program, NAC and NKX have not redeemed any of their outstanding common shares.

Fund	Common Shares Repurchased and Retired	% of Outstanding Common Shares
NPC	17,700	0.3%
NCL	55,700	0.4%
NCU	44,500	0.8%
NAC	—	—
NVX	50,700	0.3%
NZH	12,900	0.1%
NKL	32,700	0.2%
NKX	—	—

12	Nuveen Investments

During the six-month reporting period, the Funds did not repurchase any of their outstanding common shares.

As of August 31, 2011, the Funds’ common share prices were trading at (-) discounts to their common share NAVs as shown in the accompanying table.

	8/31/11 (-)Discount	Six-Month Average (-)Discount
NPC	(-)7.35%	(-)3.68%
NCL	(-)4.35%	(-)5.00%
NCU	(-)7.90%	(-)6.15%
NAC	(-)2.90%	(-)4.48%
NVX	(-)3.54%	(-)3.65%
NZH	(-)3.55%	(-)3.05%
NKL	(-)1.56%	(-)3.61%
NKX	(-)7.60%	(-)8.11%

Nuveen Investments	13

NPC	Nuveen Insured California
Performance	Premium Income
OVERVIEW	Municipal Fund, Inc.
as of August 31, 2011

Fund Snapshot
Common Share Price	$13.86
Common Share Net Asset Value (NAV)	$14.96
Premium/(Discount) to NAV	-7.35%
Market Yield	6.28%
Taxable-Equivalent Yield1	9.62%
Net Assets Applicable to Common Shares ($000)	$96,374

Leverage
Structural Leverage	30.70%
Effective Leverage	36.66%

Average Annual Total Return (Inception 11/19/92)
	On Share Price	On NAV
6-Month (Cumulative)	7.92%	13.18%
1-Year	-0.42%	3.25%
5-Year	4.52%	4.94%
10-Year	5.09%	5.34%

Portfolio Composition4 (as a % of total investments)
Tax Obligation/Limited	33.8%
Tax Obligation/General	19.8%
U.S. Guaranteed	18.5%
Water and Sewer	15.2%
Health Care	7.1%
Other	5.6%

Insurers4 (as a % of total Insured investments)
NPFG5	30.4%
AMBAC	24.8%
FGIC	19.1%
AGM	16.5%
AGC	7.2%
SYNCORA GTY	2.0%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.7%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
The Fund intends to invest at least 80% of its managed assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Insurance for more information. At the end of the reporting period, 80% of the Fund’s total investments are invested in Insured securities.

3
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investor Services, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

4	Holdings are subject to change.
5	MBIA’s public finance subsidiary.

14	Nuveen Investments

NCL	Nuveen Insured California
Performance	Premium Income
OVERVIEW	Municipal Fund 2, Inc.
August 31, 2011

Fund Snapshot
Common Share Price	$13.64
Common Share Net Asset Value (NAV)	$14.26
Premium/(Discount) to NAV	-4.35%
Market Yield	6.33%
Taxable-Equivalent Yield1	9.69%
Net Assets Applicable to Common Shares ($000)	$180,610

Leverage
Structural Leverage	29.06%
Effective Leverage	38.24%

Average Annual Total Return (Inception 3/18/93)
	On Share Price	On NAV
6-Month (Cumulative)	13.26%	12.71%
1-Year	1.78%	2.02%
5-Year	5.39%	4.71%
10-Year	5.19%	5.27%

Portfolio Composition4 (as a % of total investments)
Tax Obligation/Limited	41.8%
Tax Obligation/General	22.0%
Water and Sewer	14.4%
Utilities	5.6%
Transportation	4.1%
Other	12.1%

Insurers4 (as a % of total Insured investments)
AMBAC	29.6%
AGM	21.4%
FGIC	19.0%
NPFG5	17.5%
AGC	11.9%
SYNCORA GTY	0.6%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.7%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
The Fund intends to invest at least 80% of its managed assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Insurance for more information. At the end of the reporting period, 90% of the Fund’s total investments are invested in Insured securities.

3
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investor Services, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

4	Holdings are subject to change.
5	MBIA’s public finance subsidiary.

Nuveen Investments	15

NCU	Nuveen California
Performance	Premium Income
OVERVIEW	Municipal Fund
as of August 31, 2011

Fund Snapshot
Common Share Price	$12.94
Common Share Net Asset Value (NAV)	$14.05
Premium/(Discount) to NAV	-7.90%
Market Yield	6.72%
Taxable-Equivalent Yield1	10.29%
Net Assets Applicable to Common Shares ($000)	$80,499

Leverage
Structural Leverage	30.45%
Effective Leverage	38.82%

Average Annual Total Return (Inception 6/18/93)
	On Share Price	On NAV
6-Month (Cumulative)	9.05%	11.96%
1-Year	-1.96%	2.91%
5-Year	4.46%	4.73%
10-Year	5.25%	5.67%

Portfolio Composition3 (as a % of total investments)
Tax Obligation/Limited	30.2%
Tax Obligation/General	18.5%
Health Care	18.0%
U.S. Guaranteed	8.9%
Education and Civic Organizations	5.2%
Utilities	5.1%
Other	14.1%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.7%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investor Services, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

3	Holdings are subject to change.

16	Nuveen Investments

NAC	Nuveen California
Performance	Dividend Advantage
OVERVIEW	Municipal Fund
as of August 31, 2011

Fund Snapshot
Common Share Price	$13.41
Common Share Net Asset Value (NAV)	$13.81
Premium/(Discount) to NAV	-2.90%
Market Yield	6.67%
Taxable-Equivalent Yield1	10.21%
Net Assets Applicable to Common Shares ($000)	$324,204

Leverage
Structural Leverage	29.58%
Effective Leverage	35.42%

Average Annual Total Return (Inception 5/26/99)
	On Share Price	On NAV
6-Month (Cumulative)	13.86%	12.66%
1-Year	-0.13%	1.57%
5-Year	3.47%	4.08%
10-Year	5.73%	5.53%

Portfolio Composition3 (as a % of total investments)
Tax Obligation/Limited	25.0%
Health Care	20.9%
Tax Obligation/General	15.6%
U.S. Guaranteed	10.3%
Water and Sewer	8.5%
Education and Civic Organizations	5.6%
Other	14.1%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.7%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investor Services, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

3	Holdings are subject to change.

Nuveen Investments	17

NVX	Nuveen California
Performance	Dividend Advantage
OVERVIEW	Municipal Fund 2
as of August 31, 2011

Fund Snapshot
Common Share Price	$13.89
Common Share Net Asset Value (NAV)	$14.40
Premium/(Discount) to NAV	-3.54%
Market Yield	6.91%
Taxable-Equivalent Yield1	10.58%
Net Assets Applicable to Common Shares ($000)	$212,375

Leverage
Structural Leverage	31.54%
Effective Leverage	39.39%

Average Annual Total Return (Inception 3/27/01)
	On Share Price	On NAV
6-Month (Cumulative)	12.16%	10.65%
1-Year	0.53%	2.27%
5-Year	4.93%	4.67%
10-Year	5.51%	5.57%

Portfolio Composition3 (as a % of total investments)
Health Care	18.2%
Tax Obligation/General	15.6%
U.S. Guaranteed	13.8%
Tax Obligation/Limited	11.6%
Transportation	8.0%
Water and Sewer	7.5%
Education and Civic Organizations	7.0%
Utilities	5.9%
Other	12.4%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.7%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investor Services, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

3	Holdings are subject to change.

18	Nuveen Investments

NZH	Nuveen California
Performance	Dividend Advantage
OVERVIEW	Municipal Fund 3
as of August 31, 2011

Fund Snapshot
Common Share Price	$12.49
Common Share Net Asset Value (NAV)	$12.95
Premium/(Discount) to NAV	-3.55%
Market Yield	7.21%
Taxable-Equivalent Yield1	11.04%
Net Assets Applicable to Common Shares ($000)	$312,425

Leverage
Structural Leverage	33.80%
Effective Leverage	41.00%

Average Annual Total Return (Inception 9/25/01)
	On Share Price	On NAV
6-Month (Cumulative)	11.04%	10.65%
1-Year	-1.87%	1.48%
5-Year	2.97%	3.17%
Since Inception	4.50%	5.05%

Portfolio Composition3 (as a % of total investments)
Tax Obligation/Limited	29.2%
Health Care	21.9%
U.S. Guaranteed	10.8%
Tax Obligation/General	7.6%
Consumer Staples	5.3%
Water and Sewer	5.1%
Transportation	5.0%
Education and Civic Organizations	4.4%
Other	10.7%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.7%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investor Services, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

3	Holdings are subject to change.

Nuveen Investments	19

NKL	Nuveen Insured California
Performance	Dividend Advantage
OVERVIEW	Municipal Fund
as of August 31, 2011

Fund Snapshot
Common Share Price	$14.54
Common Share Net Asset Value (NAV)	$14.77
Premium/(Discount) to NAV	-1.56%
Market Yield	6.48%
Taxable-Equivalent Yield1	9.92%
Net Assets Applicable to Common Shares ($000)	$225,316

Leverage
Structural Leverage	31.66%
Effective Leverage	36.93%

Average Annual Total Return (Inception 3/25/02)
	On Share Price	On NAV
6-Month (Cumulative)	15.54%	11.44%
1-Year	2.83%	2.78%
5-Year	4.66%	4.89%
Since Inception	6.01%	6.39%

Portfolio Composition4 (as a % of total investments)
Tax Obligation/Limited	31.5%
Tax Obligation/General	24.7%
Water and Sewer	12.0%
Utilities	9.9%
Health Care	5.3%
U.S. Guaranteed	4.6%
Other	12.0%

Insurers4 (as a % of total Insured investments)
AGM	26.0%
AMBAC	25.0%
NPFG5	19.9%
FGIC	16.7%
SYNCORA GTY	6.4%
AGC	5.6%
ACA	0.4%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.7%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
The Fund intends to invest at least 80% of its managed assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Insurance for more information. At the end of the reporting period, 80% of the Fund’s total investments are invested in Insured securities.

3
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investor Services, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

4	Holdings are subject to change.
5	MBIA’s public finance subsidiary.

20	Nuveen Investments

NKX	Nuveen Insured California
Performance	Tax-Free Advantage
OVERVIEW	Municipal Fund
as of August 31, 2011

Fund Snapshot
Common Share Price	$12.88
Common Share Net Asset Value (NAV)	$13.94
Premium/(Discount) to NAV	-7.60%
Market Yield	6.24%
Taxable-Equivalent Yield1	9.56%
Net Assets Applicable to Common Shares ($000)	$82,059

Leverage
Structural Leverage	30.20%
Effective Leverage	35.31%

Average Annual Total Return (Inception 11/21/02)
	On Share Price	On NAV
6-Month (Cumulative)	12.95%	12.05%
1-Year	-2.75%	1.42%
5-Year	3.79%	4.19%
Since Inception	4.09%	5.34%

Portfolio Composition4 (as a % of total investments)
Tax Obligation/Limited	31.8%
Health Care	17.5%
U.S. Guaranteed	17.0%
Water and Sewer	8.2%
Tax Obligation/General	8.2%
Transportation	5.7%
Long-Term Care	5.2%
Other	6.4%

Insurers4 (as a % of total Insured investments)
AMBAC	44.4%
NPFG5	19.5%
AGM	12.0%
AGC	8.9%
BHAC	5.6%
FGIC	5.3%
SYNCORA GTY	4.3%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.7%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
The Fund intends to invest at least 80% of its managed assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Insurance for more information. At the end of the reporting period, 80% of the Fund’s total investments are invested in Insured securities.

3
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investor Services, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

4	Holdings are subject to change.
5	MBIA’s public finance subsidiary.

Nuveen Investments	21

Nuveen Insured California Premium Income Municipal Fund, Inc.
NPC	Portfolio of Investments
August 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations – 3.5% (2.5% of Total Investments)
$750	California Educational Facilities Authority, Student Loan Revenue Bonds, Cal Loan Program, Series 2001A, 5.400%, 3/01/21 – NPFG Insured (Alternative Minimum Tax)	3/12 at 100.00	Baa1	$750,488
1,500	California State University, Systemwide Revenue Bonds, Series 2005A, 5.000%, 11/01/25 – AMBAC Insured	5/15 at 100.00	Aa2	1,570,140
1,000	California State University, Systemwide Revenue Bonds, Series 2005C, 5.000%, 11/01/27 – NPFG Insured	11/15 at 100.00	Aa2	1,044,030
3,250	Total Education and Civic Organizations			3,364,658
	Health Care – 9.9% (7.1% of Total Investments)
3,000	California Health Facilities Financing Authority, Insured Revenue Bonds, Sutter Health, Series 1998A, 5.375%, 8/15/30 – NPFG Insured	2/12 at 100.00	AA–	3,001,320
1,500	California Statewide Community Development Authority, Certificates of Participation, Sutter Health Obligated Group, Series 1999, 5.500%, 8/15/19 – AGM Insured	2/12 at 100.00	AA+	1,505,400
2,800	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007A, 5.750%, 7/01/47 – FGIC Insured	7/18 at 100.00	AA–	2,822,708
724	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health System, Trust 2554, 18.324%, 7/01/47 – AGM Insured (IF)	7/18 at 100.00	AA+	739,957
1,480	Santa Clara County Financing Authority, California, Insured Revenue Bonds, El Camino Hospital, Series 2007A, 5.750%, 2/01/41 – AMBAC Insured	8/17 at 100.00	A+	1,506,610
9,504	Total Health Care			9,575,995
	Housing/Single Family – 0.1% (0.1% of Total Investments)
110	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%, 8/01/30 – FGIC Insured (Alternative Minimum Tax)	2/16 at 100.00	Baa1	110,070
	Long-Term Care – 1.4% (1.0% of Total Investments)
1,250	California Health Facilities Financing Authority, Insured Revenue Bonds, Community Program for Persons with Developmental Disabilities, Series 2011A, 6.250%, 2/01/26	No Opt. Call	A–	1,345,713
	Tax Obligation/General – 27.7% (19.8% of Total Investments)
	Bonita Unified School District, San Diego County, California, General Obligation Bonds, Series 2004A:
1,890	5.250%, 8/01/23 – NPFG Insured	8/14 at 100.00	AA–	2,066,243
1,250	5.250%, 8/01/25 – NPFG Insured	8/14 at 100.00	AA–	1,365,225
	El Segundo Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2004:
2,580	5.250%, 9/01/21 – FGIC Insured	9/14 at 100.00	AA–	2,834,852
1,775	5.250%, 9/01/22 – FGIC Insured	9/14 at 100.00	AA–	1,945,152
1,130	Fontana Unified School District, San Bernardino County, California, General Obligation Bonds, Trust 2668, 9.359%, 2/01/16 – AGM Insured (IF)	No Opt. Call	AA+	1,277,375
1,225	Fresno Unified School District, Fresno County, California, General Obligation Refunding Bonds, Series 1998A, 6.550%, 8/01/20 – NPFG Insured	2/13 at 103.00	Aa3	1,346,251
5,000	Grossmont Healthcare District, California, General Obligation Bonds, Series 2007A, 5.000%, 7/15/37 – AMBAC Insured	7/17 at 100.00	Aa2	5,069,500
1,180	Jurupa Unified School District, Riverside County, California, General Obligation Bonds, Series 2004, 5.000%, 8/01/21 – FGIC Insured	8/13 at 100.00	A+	1,217,843
3,000	Pomona Unified School District, Los Angeles County, California, General Obligation Refunding Bonds, Series 1997A, 6.500%, 8/01/19 – NPFG Insured	2/12 at 103.00	A	3,151,140
160	Roseville Joint Union High School District, Placer County, California, General Obligation Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured	8/15 at 100.00	AA–	165,654

22	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$3,000	Sacramento City Unified School District, Sacramento County, California, General Obligation Bonds, Series 2005, 5.000%, 7/01/27 – NPFG Insured	7/15 at 100.00	Aa3	$3,103,860
3,000	San Jacinto Unified School District, Riverside County, California, General Obligation Bonds, Series 2007, 5.250%, 8/01/32 – AGM Insured	No Opt. Call	AA+	3,114,840
25,190	Total Tax Obligation/General			26,657,935
	Tax Obligation/Limited – 47.3% (33.8% of Total Investments)
1,000	Brea and Olinda Unified School District, Orange County, California, Certificates of Participation Refunding, Series 2002A, 5.125%, 8/01/26 – AGM Insured	8/12 at 100.00	AA+	1,012,540
	California Infrastructure Economic Development Bank, Revenue Bonds, North County Center for Self-Sufficiency Corporation, Series 2004:
1,215	5.000%, 12/01/19 – AMBAC Insured	12/13 at 100.00	AA	1,291,946
1,615	5.000%, 12/01/21 – AMBAC Insured	12/13 at 100.00	AA	1,697,381
195	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured	9/15 at 100.00	BBB	192,980
595	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured	9/16 at 101.00	A–	515,222
3,190	Chula Vista Public Financing Authority, California, Pooled Community Facility District Assessment Revenue Bonds, Series 2005A, 4.500%, 9/01/27 – NPFG Insured	9/15 at 100.00	Baa1	2,743,496
1,900	Corona-Norco Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 98-1, Series 2002, 5.100%, 9/01/25 – AMBAC Insured	9/12 at 100.00	N/R	1,842,696
5,000	El Monte, California, Senior Lien Certificates of Participation, Department of Public Services Facility Phase II, Series 2001, 5.250%, 1/01/34 – AMBAC Insured	1/12 at 100.00	A2	4,705,350
3,180	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Tender Option Bonds Trust 4686, 8.953%, 6/01/45 – AGC Insured (IF) (4)	6/15 at 100.00	AA+	2,684,810
700	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax Allocation Bonds, Series 2007A, 5.000%, 9/01/37 – SYNCORA GTY Insured	9/17 at 100.00	Ba1	463,351
435	Indian Wells Redevelopment Agency, California, Tax Allocation Bonds, Consolidated Whitewater Project Area, Series 2003A, 5.000%, 9/01/20 – AMBAC Insured	9/13 at 100.00	A	439,085
345	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured	9/15 at 100.00	A1	311,166
895	Los Angeles Community Redevelopment Agency, California, Tax Allocation Bonds, Bunker Hill Project, Series 2004A, 5.000%, 12/01/20 – AGM Insured	12/14 at 100.00	AA+	977,868
1,500	Los Angeles, California, Municipal Improvement Corporation, Lease Revenue Bonds, Police Headquarters, Series 2006A, 4.750%, 1/01/31 – FGIC Insured	1/17 at 100.00	A+	1,435,845
3,150	Moreno Valley Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2007A, 5.000%, 8/01/38 – AMBAC Insured	8/17 at 100.00	A–	2,727,995
7,000	Rancho Cucamonga Redevelopment Agency, California, Housing Set-Aside Tax Allocation Bonds, Series 2007A, 5.000%, 9/01/34 – NPFG Insured	9/17 at 100.00	A+	6,085,730
165	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured	9/15 at 100.00	A–	144,725
205	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%, 8/01/25 – AMBAC Insured	8/13 at 100.00	AA–	206,816
5,150	San Jacinto Unified School District, Riverside County, California, Certificates of Participation, Series 2010, 5.375%, 9/01/40 – AGC Insured	9/20 at 100.00	AA+	5,170,034
1,500	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005A, 5.000%, 8/01/28 – NPFG Insured	8/15 at 100.00	BBB+	1,287,600
3,565	Sweetwater Union High School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2005A, 5.000%, 9/01/25 – AGM Insured	9/15 at 100.00	AA+	3,640,043

Nuveen Investments	23

Nuveen Insured California Premium Income Municipal Fund, Inc. (continued)
NPC	Portfolio of Investments
August 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$3,250	Tustin Community Redevelopment Agency, California, Tax Allocation Housing Bonds Series 2010, 5.250%, 9/01/39 – AGM Insured	9/20 at 100.00	AA+	$3,328,423
2,805	Yucaipa-Calimesa Joint Unified School District, San Bernardino County, California, General Obligation Refunding Bonds, Series 2001A, 5.000%, 10/01/31 – NPFG Insured	10/11 at 100.00	A2	2,635,634
48,555	Total Tax Obligation/Limited			45,540,736
	Transportation – 2.5% (1.8% of Total Investments)
2,400	San Diego Unified Port District, California, Revenue Bonds, Series 2004B, 5.000%, 9/01/29 – NPFG Insured	9/14 at 100.00	A+	2,437,704
	U.S. Guaranteed – 25.9% (18.5% of Total Investments) (5)
6,000	Huntington Park Redevelopment Agency, California, Single Family Residential Mortgage Revenue Refunding Bonds, Series 1986A, 8.000%, 12/01/19 (ETM)	No Opt. Call	Aaa	8,796,060
5,135	Palmdale Community Redevelopment Agency, California, Single Family Restructured Mortgage Revenue Bonds, Series 1986A, 8.000%, 3/01/16 (Alternative Minimum Tax) (ETM)	No Opt. Call	Aaa	6,703,588
6,220	Riverside County, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Bonds, Series 1987B, 9.000%, 5/01/21 (Alternative Minimum Tax) (ETM)	No Opt. Call	Aaa	9,487,550
17,355	Total U.S. Guaranteed			24,987,198
	Utilities – 0.3% (0.2% of Total Investments)
345	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%, 9/01/31 – SYNCORA GTY Insured	9/15 at 100.00	N/R	311,597
	Water and Sewer – 21.4% (15.2% of Total Investments)
2,200	Atwater Public Financing Authority, California, Wastewater Revenue Bonds, Tender Option Bond Trust 3145, 17.895%, 5/01/40 – AGM Insured (IF)	5/19 at 100.00	AA+	2,338,776
5,255	El Dorado Irrigation District, California, Water and Sewer Certificates of Participation, Series 2003A, 5.000%, 3/01/20 – FGIC Insured	3/13 at 100.00	A1	5,463,834
1,230	El Dorado Irrigation District, California, Water and Sewer Certificates of Participation, Series 2004A, 5.000%, 3/01/21 – FGIC Insured	3/14 at 100.00	A1	1,278,167
235	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006, 5.000%, 4/01/36 – NPFG Insured	4/16 at 100.00	AA–	237,143
5,000	Indio Water Authority, California, Water Revenue Bonds, Series 2006, 5.000%, 4/01/31 – AMBAC Insured	4/16 at 100.00	A+	5,093,000
3,230	Los Angeles County Sanitation Districts Financing Authority, California, Capital Projects Revenue Bonds, District 14, Series 2005, 5.000%, 10/01/34 – FGIC Insured	10/15 at 100.00	A+	3,241,079
220	Marina Coast Water District, California, Enterprise Certificate of Participation, Series 2006, 5.000%, 6/01/31 – NPFG Insured	6/16 at 100.00	AA–	222,858

24	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$1,500	Placerville Public Financing Authority, California, Wastewater System Refinancing and Improvement Project Revenue Bonds, Series 2006, 5.000%, 9/01/34 – SYNCORA GTY Insured	9/16 at 100.00	N/R	$1,274,460
1,345	West Basin Municipal Water District, California, Revenue Certificates of Participation, Series 2003A, 5.000%, 8/01/20 – NPFG Insured	8/13 at 100.00	Aa2	1,426,991
20,215	Total Water and Sewer			20,576,308
$128,174	Total Investments (cost $129,969,082) – 140.0%			134,907,914
	Variable Rate Demand Preferred Shares, at Liquidation Value – (44.3)% (6)			(42,700,000)
	Other Assets Less Liabilities – 4.3%			4,165,829
	Net Assets Applicable to Common Shares – 100%			$96,373,743

The Fund intends to invest at least 80% of its managed assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Insurance for more information.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collaterize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.7%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

See accompanying notes to financial statements.

Nuveen Investments	25

Nuveen Insured California Premium Income Municipal Fund 2, Inc.
NCL	Portfolio of Investments
August 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 2.7% (1.8% of Total Investments)
$7,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 5.125%, 6/01/47	6/17 at 100.00	Baa3	$4,839,600
	Education and Civic Organizations – 5.0% (3.4% of Total Investments)
585	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2000, 5.875%, 11/01/20 – NPFG Insured	11/11 at 100.00	A2	587,036
750	California Educational Facilities Authority, Student Loan Revenue Bonds, Cal Loan Program, Series 2001A, 5.400%, 3/01/21 – NPFG Insured (Alternative Minimum Tax)	3/12 at 100.00	Baa1	750,488
1,500	California State University, Systemwide Revenue Bonds, Series 2005A, 5.000%, 11/01/25 – AMBAC Insured	5/15 at 100.00	Aa2	1,570,140
6,000	University of California, Revenue Bonds, Multi-Purpose Project Series 2003A, 5.000%, 5/15/27 – AMBAC Insured (UB)	5/13 at 100.00	AA+	6,129,960
8,835	Total Education and Civic Organizations			9,037,624
	Health Care – 4.8% (3.3% of Total Investments)
1,410	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health System, Trust 2554, 18.324%, 7/01/47 – AGM Insured (IF)	7/18 at 100.00	AA+	1,441,076
4,690	Santa Clara County Financing Authority, California, Insured Revenue Bonds, El Camino Hospital, Series 2007A, 5.750%, 2/01/41 – AMBAC Insured	8/17 at 100.00	A+	4,774,326
2,000	The Regents of the University of California, Medical Center Pooled Revenue Bonds, Series 2007A, 4.500%, 5/15/37 – NPFG Insured	5/15 at 101.00	Aa2	1,822,380
650	University of California, Hospital Revenue Bonds, UCLA Medical Center, Series 2004A, 5.500%, 5/15/18 – AMBAC Insured	5/12 at 101.00	N/R	665,958
8,750	Total Health Care			8,703,740
	Housing/Single Family – 0.8% (0.5% of Total Investments)
215	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%, 8/01/30 – FGIC Insured (Alternative Minimum Tax)	2/16 at 100.00	Baa1	215,138
1,190	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006K, 5.500%, 2/01/42 – AMBAC Insured (Alternative Minimum Tax)	2/16 at 100.00	N/R	1,208,790
1,405	Total Housing/Single Family			1,423,928
	Long-Term Care – 1.4% (1.0% of Total Investments)
1,575	California Health Facilities Financing Authority, Insured Revenue Bonds, California-Nevada Methodist Homes, Series 2006, 5.000%, 7/01/36	7/16 at 100.00	A–	1,486,202
1,000	California Health Facilities Financing Authority, Insured Revenue Bonds, Community Program for Persons with Developmental Disabilities, Series 2011A, 6.250%, 2/01/26	No Opt. Call	A–	1,076,570
2,575	Total Long-Term Care			2,562,772
	Tax Obligation/General – 32.4% (22.0% of Total Investments)
1,425	Bassett Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2006B, 5.250%, 8/01/30 – FGIC Insured	8/16 at 100.00	A–	1,465,598
3,000	California State, General Obligation Bonds, Series 2006, 4.500%, 9/01/36 – AGM Insured	9/16 at 100.00	AA+	2,781,240
6,000	California State, General Obligation Bonds, Various Purpose Series 2010, 6.000%, 3/01/33	3/20 at 100.00	A1	6,781,380
4,200	Coast Community College District, Orange County, California, General Obligation Bonds, Series 2006C, 0.000%, 8/01/31 – AGM Insured	8/18 at 100.00	AA+	3,841,614
2,500	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds, Election 2006 Series 2009B, 5.375%, 2/01/34 – AGC Insured	8/18 at 100.00	AA+	2,614,325
	East Side Union High School District, Santa Clara County, California, General Obligation Bonds, 2008 Election Series 2010B:
3,490	5.000%, 8/01/27 – AGC Insured	8/19 at 100.00	AA+	3,699,191
3,545	5.000%, 8/01/28 – AGC Insured	8/19 at 100.00	AA+	3,735,437
3,110	5.000%, 8/01/29 – AGC Insured	8/19 at 100.00	AA+	3,253,589

26	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$2,210	Fontana Unified School District, San Bernardino County, California, General Obligation Bonds, Trust 2668, 9.359%, 2/01/16 – AGM Insured (IF)	No Opt. Call	AA+	$2,498,228
1,255	Los Angeles Community College District, Los Angeles County, California, General Obligation Bonds, Series 2005A, 5.000%, 8/01/24 – AGM Insured	8/15 at 100.00	AA+	1,340,654
4,000	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2007A, 4.500%, 7/01/24 – AGM Insured	7/17 at 100.00	AA+	4,153,560
	Los Rios Community College District, Sacramento, El Dorado and Yolo Counties, California, General Obligation Bonds, Series 2002C:
2,110	5.000%, 8/01/21 – AGM Insured (UB)	8/14 at 102.00	AA+	2,317,603
3,250	5.000%, 8/01/22 – AGM Insured (UB)	8/14 at 102.00	AA+	3,624,173
3,395	5.000%, 8/01/23 – AGM Insured (UB)	8/14 at 102.00	AA+	3,785,866
1,270	Merced City School District, Merced County, California, General Obligation Bonds, Series 2004, 5.000%, 8/01/22 – FGIC Insured	8/13 at 100.00	A	1,306,005
305	Roseville Joint Union High School District, Placer County, California, General Obligation Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured	8/15 at 100.00	AA–	315,779
2,500	Sacramento City Unified School District, Sacramento County, California, General Obligation Bonds, Series 2005, 5.000%, 7/01/27 – NPFG Insured	7/15 at 100.00	Aa3	2,586,550
1,125	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Election of 1998, Series 1999A, 0.000%, 7/01/21 – FGIC Insured	No Opt. Call	Aa1	718,988
2,000	San Francisco Community College District, California, General Obligation Bonds, Series 2002A, 5.000%, 6/15/26 – FGIC Insured	6/12 at 100.00	Aa2	2,024,540
2,000	San Jacinto Unified School District, Riverside County, California, General Obligation Bonds, Series 2007, 5.250%, 8/01/32 – AGM Insured	No Opt. Call	AA+	2,076,560
1,000	San Ramon Valley Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2004, 5.000%, 8/01/24 – AGM Insured	8/14 at 100.00	AA+	1,074,670
2,445	Washington Unified School District, Yolo County, California, General Obligation Bonds, Series 2004A, 5.000%, 8/01/21 – FGIC Insured	8/13 at 100.00	A+	2,588,424
56,135	Total Tax Obligation/General			58,583,974
	Tax Obligation/Limited – 61.6% (41.8% of Total Investments)
	Anaheim Public Finance Authority, California, Subordinate Lease Revenue Bonds, Public Improvement Project, Series 1997C:
5,130	0.000%, 9/01/18 – AGM Insured	No Opt. Call	AA+	3,809,538
8,000	0.000%, 9/01/21 – AGM Insured	No Opt. Call	AA+	4,640,960
2,235	Antioch Public Financing Authority, California, Lease Revenue Refunding Bonds, Municipal Facilities Project, Refunding Series 2002A, 5.500%, 1/01/32 – NPFG Insured	1/11 at 100.00	A	2,234,888
	California Infrastructure Economic Development Bank, Revenue Bonds, North County Center for Self-Sufficiency Corporation, Series 2004:
1,535	5.000%, 12/01/20 – AMBAC Insured	12/13 at 100.00	AA	1,620,300
1,780	5.000%, 12/01/23 – AMBAC Insured	12/13 at 100.00	AA	1,852,553
3,725	California State Public Works Board, Lease Revenue Bonds, Department of Corrections & Rehabilitation, Series 2005J, 5.000%, 1/01/17 – AMBAC Insured	1/16 at 100.00	A2	4,135,011
4,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009G-1, 5.750%, 10/01/30	10/19 at 100.00	A2	4,201,360
380	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured	9/15 at 100.00	BBB	376,063
7,000	Chula Vista Public Financing Authority, California, Pooled Community Facility District Assessment Revenue Bonds, Series 2005A, 4.500%, 9/01/27 – NPFG Insured	9/15 at 100.00	Baa1	6,020,210
1,430	Cloverdale Community Development Agency, California, Tax Allocation Refunding Bonds, Cloverdale Redevelopment Project Series 2006, 5.000%, 8/01/36 – AMBAC Insured	No Opt. Call	A–	1,252,909
5,225	El Monte, California, Senior Lien Certificates of Participation, Department of Public Services Facility Phase II, Series 2001, 5.000%, 1/01/21 – AMBAC Insured	1/12 at 100.00	A2	5,229,494
8,280	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana Redevelopment Project, Series 2005A, 5.000%, 10/01/32 – AMBAC Insured	10/15 at 100.00	A	7,517,081

Nuveen Investments	27

Nuveen Insured California Premium Income Municipal Fund 2, Inc. (continued)
NCL	Portfolio of Investments
August 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A:
$7,250	5.000%, 6/01/35 – FGIC Insured	6/15 at 100.00	AA+	$6,891,778
7,500	5.000%, 6/01/45 – AGC Insured	6/15 at 100.00	AA+	6,916,050
6,215	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Tender Option Bonds Trust 4686, 8.953%, 6/01/45 – AGC Insured (IF) (4)	6/15 at 100.00	AA+	5,247,200
2,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Revenue Bonds, Tender Option Bonds Trust 2040, 10.475%, 6/01/45 – FGIC Insured (IF)	6/15 at 100.00	A2	1,300,040
875	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax Allocation Bonds, Series 2007A, 5.000%, 9/01/37 – SYNCORA GTY Insured	9/17 at 100.00	Ba1	579,189
1,700	Hesperia Unified School District, San Bernardino County, California, Certificates of Participation, Capital Improvement, Series 2007, 5.000%, 2/01/41 – AMBAC Insured	2/17 at 100.00	A–	1,487,262
5,000	La Quinta Redevelopment Agency, California, Tax Allocation Refunding Bonds, Redevelopment Project Area 1, Series 1998, 5.200%, 9/01/28 – AMBAC Insured	3/12 at 100.00	A+	4,922,450
2,185	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured	9/15 at 100.00	A1	1,970,717
1,000	Los Angeles Community Redevelopment Agency, California, Tax Allocation Bonds, Bunker Hill Project, Series 2004A, 5.000%, 12/01/20 – AGM Insured	12/14 at 100.00	AA+	1,092,590
4,000	Los Angeles, California, Certificates of Participation, Municipal Improvement Corporation, Series 2003AW, 5.000%, 6/01/33 – AMBAC Insured	6/13 at 100.00	A+	4,024,640
3,000	Los Angeles, California, Municipal Improvement Corporation, Lease Revenue Bonds, Police Headquarters, Series 2006A, 4.750%, 1/01/31 – FGIC Insured	1/17 at 100.00	A+	2,871,690
6,120	Moreno Valley Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2007A, 5.000%, 8/01/38 – AMBAC Insured	8/17 at 100.00	A–	5,300,104
2,810	Oakland Joint Powers Financing Authority, California, Lease Revenue Bonds, Administration Building Projects, Series 2008B, 5.000%, 8/01/21 – AGC Insured	8/18 at 100.00	AA+	3,014,371
1,000	Palm Springs Financing Authority, California, Lease Revenue Bonds, Convention Center Project, Refunding Series 2004A, 5.500%, 11/01/35 – NPFG Insured	11/14 at 102.00	A	1,005,720
4,140	Plumas County, California, Certificates of Participation, Capital Improvement Program, Series 2003A, 5.000%, 6/01/28 – AMBAC Insured	6/13 at 101.00	A	4,116,485
390	Poway Redevelopment Agency, California, Tax Allocation Refunding Bonds, Paguay Redevelopment Project, Series 2000, 5.750%, 6/15/33 – NPFG Insured	12/12 at 100.00	Baa1	380,972
325	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured	9/15 at 100.00	A–	285,064
1,000	Rocklin Unified School District, Placer County, California, Special Tax Bonds, Community Facilities District 1, Series 2004, 5.000%, 9/01/25 – NPFG Insured	9/13 at 100.00	A–	981,260
2,500	Roseville Financing Authority, California, Special Tax Revenue Bonds, Series 2007A, 5.000%, 9/01/33 – AMBAC Insured	9/17 at 100.00	N/R	2,049,175
405	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%, 8/01/25 – AMBAC Insured	8/13 at 100.00	AA–	408,588
4,295	San Bernardino Joint Powers Financing Authority, California, Certificates of Participation Refunding, Police Station Financing Project, Series 1999, 5.500%, 9/01/20 – NPFG Insured	3/12 at 100.00	Baa1	4,296,589
1,500	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005A, 5.000%, 8/01/28 – NPFG Insured	8/15 at 100.00	BBB+	1,287,600
5,510	Sweetwater Union High School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2005A, 5.000%, 9/01/28 – AGM Insured	9/15 at 100.00	AA+	5,583,669
1,205	Tustin Community Redevelopment Agency, California, Tax Allocation Housing Bonds Series 2010, 5.000%, 9/01/30 – AGM Insured	No Opt. Call	AA+	1,236,173
1,020	Washington Unified School District, Yolo County, California, Certificates of Participation, Series 2007, 5.125%, 8/01/37 – AMBAC Insured	8/17 at 100.00	A	1,025,641
121,665	Total Tax Obligation/Limited			111,165,384

28	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Transportation – 6.0% (4.1% of Total Investments)
$6,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds, Series 1999, 0.000%, 1/15/18 – NPFG Insured	11/11 at 71.59	Baa1	$4,469,400
4,000	Orange County Transportation Authority, California, Toll Road Revenue Bonds, 91 Express Lanes Project, Series 2003A, 5.000%, 8/15/18 – AMBAC Insured	8/13 at 100.00	A1	4,239,200
2,155	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco International Airport, Second Series 2001, Issue 27A, 5.250%,	11/11 at 100.00	A+	2,154,978
	5/01/31 – NPFG Insured (Alternative Minimum Tax)
12,655	Total Transportation			10,863,578
	U.S. Guaranteed – 3.2% (2.1% of Total Investments) (5)
1,705	Central Unified School District, Fresno County, California, General Obligation Bonds, Series 1993, 5.625%, 3/01/18 – AMBAC Insured (ETM)	3/12 at 100.00	AAA	1,753,064
3,000	Riverside County, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Bonds, Series 1987B, 8.625%, 5/01/16 (Alternative Minimum Tax) (ETM)	No Opt. Call	Aaa	3,991,140
4,705	Total U.S. Guaranteed			5,744,204
	Utilities – 8.2% (5.6% of Total Investments)
670	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%, 9/01/31 – SYNCORA GTY Insured	9/15 at 100.00	N/R	605,131
100	Sacramento City Financing Authority, California, Capital Improvement Revenue Bonds, Solid Waste and Redevelopment Projects, Series 1999,	12/11 at 100.00	N/R	100,170
	5.800%, 12/01/19 – AMBAC Insured
1,950	Salinas Valley Solid Waste Authority, California, Revenue Bonds, Series 2002, 5.250%, 8/01/27 – AMBAC Insured (Alternative Minimum Tax)	8/12 at 100.00	A+	1,927,127
	Santa Clara, California, Subordinate Electric Revenue Bonds, Series 2003A:
2,800	5.000%, 7/01/24 – NPFG Insured	7/13 at 100.00	A1	2,875,068
5,000	5.000%, 7/01/28 – NPFG Insured	7/13 at 100.00	A1	5,058,600
4,000	Southern California Public Power Authority, California, Milford Wind Corridor Phase I Revenue Bonds, Series 2010-1, 5.000%, 7/01/28	No Opt. Call	AA–	4,256,080
14,520	Total Utilities			14,822,176
	Water and Sewer – 21.2% (14.4% of Total Investments)
1,100	Atwater Public Financing Authority, California, Wastewater Revenue Bonds, Tender Option Bond Trust 3145, 17.895%, 5/01/40 – AGM Insured (IF)	5/19 at 100.00	AA+	1,169,388
2,000	El Dorado Irrigation District, California, Water and Sewer Certificates of Participation, Series 2004A, 5.000%, 3/01/21 – FGIC Insured	3/14 at 100.00	A1	2,078,320
750	Fortuna Public Finance Authority, California, Water Revenue Bonds, Series 2006, 5.000%, 10/01/36 – AGM Insured	10/16 at 100.00	AA+	755,820
460	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006, 5.000%, 4/01/36 – NPFG Insured	4/16 at 100.00	AA–	464,195
2,700	Los Angeles County Sanitation Districts Financing Authority, California, Senior Revenue Bonds, Capital Projects, Series 2003A, 5.000%, 10/01/21 – AGM Insured	10/13 at 100.00	AA+	2,915,676
2,000	Los Angeles, California, Wastewater System Revenue Bonds, Series 2005A, 4.500%, 6/01/29 – NPFG Insured	6/15 at 100.00	AA	2,027,080
430	Marina Coast Water District, California, Enterprise Certificate of Participation, Series 2006, 5.000%, 6/01/31 – NPFG Insured	6/16 at 100.00	AA–	435,586
12,000	Orange County Sanitation District, California, Certificates of Participation, Series 2003, 5.000%, 2/01/33 – FGIC Insured (UB)	8/13 at 100.00	AAA	12,162,480
1,520	San Buenaventura, California, Water Revenue Certificates of Participation, Series 2004, 5.000%, 10/01/25 – AMBAC Insured	10/14 at 100.00	AA	1,562,742
1,000	San Diego County Water Authority, California, Water Revenue Certificates of Participation, Series 2008A, 5.000%, 5/01/38 – AGM Insured	5/18 at 100.00	AA+	1,028,170
3,675	San Dieguito Water District, California, Water Revenue Bonds, Refunding Series 2004, 5.000%, 10/01/23 – FGIC Insured	10/14 at 100.00	AA+	3,990,389

Nuveen Investments	29

Nuveen Insured California Premium Income Municipal Fund 2, Inc. (continued)
NCL	Portfolio of Investments
August 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
	Santa Clara Valley Water District, California, Certificates of Participation, Series 2004A:
$1,400	5.000%, 2/01/19 – FGIC Insured	2/14 at 100.00	AA+	$1,488,032
445	5.000%, 2/01/20 – FGIC Insured	2/14 at 100.00	AA+	470,116
465	5.000%, 2/01/21 – FGIC Insured	2/14 at 100.00	AA+	488,701
2,500	West Basin Municipal Water District, California, Revenue Certificates of Participation, Series 2003A, 5.000%, 8/01/30 – NPFG Insured	8/13 at 100.00	Aa2	2,528,323
	Yorba Linda Water District, California, Certificates of Participation, Highland Reservoir Renovation, Series 2003:
2,010	5.000%, 10/01/28 – FGIC Insured	10/13 at 100.00	AA+	2,119,443
2,530	5.000%, 10/01/33 – FGIC Insured	10/13 at 100.00	AA+	2,620,647
36,985	Total Water and Sewer			38,305,108
$275,730	Total Investments (cost $263,674,448) – 147.3%			266,052,088
	Floating Rate Obligations – (9.9)%			(17,880,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (41.0)% (6)			(74,000,000)
	Other Assets Less Liabilities – 3.6%			6,437,549
	Net Assets Applicable to Common Shares – 100%			$180,609,637

The Fund intends to invest at least 80% of its managed assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Insurance for more information.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collaterize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 27.8%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

30	Nuveen Investments

Nuveen California Premium Income Municipal Fund
NCU	Portfolio of Investments
August 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 6.3% (4.2% of Total Investments)
$1,500	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Alameda County Tobacco Asset Securitization Corporation, Series 2002, 5.750%, 6/01/29	6/12 at 100.00	Baa3	$1,386,810
205	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21	6/15 at 100.00	BBB	190,923
2,885	California Statewide Financing Authority, Tobacco Settlement Asset-Backed Bonds, Pooled Tobacco Securitization Program, Series 2002A, 5.625%, 5/01/29	5/12 at 100.00	Baa3	2,664,499
1,350	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37	6/22 at 100.00	BB+	837,027
5,940	Total Consumer Staples			5,079,259
	Education and Civic Organizations – 7.8% (5.2% of Total Investments)
70	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series 2005A, 5.000%, 10/01/35	10/15 at 100.00	A3	65,800
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006:
45	5.000%, 11/01/21	11/15 at 100.00	A2	47,734
60	5.000%, 11/01/25	11/15 at 100.00	A2	61,930
1,112	California State Public Works Board, Lease Revenue Bonds, University of California Regents, Tender Option Bond Trust 1065, 9.061%, 3/01/33 (IF)	3/18 at 100.00	Aa2	1,165,888
2,000	California State University, Systemwide Revenue Bonds, Series 2005C, 5.000%, 11/01/27 – NPFG Insured	11/15 at 100.00	Aa2	2,088,060
185	California Statewide Communities Development Authority, Charter School Revenue Bonds, Rocketship 4 – Mosaic Elementary Charter School, Series 2011A, 8.500%, 12/01/41 (WI/DD, Settling 9/08/11)	12/21 at 100.00	N/R	185,962
300	California Statewide Communities Development Authority, School Facility Revenue Bonds, Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46	7/21 at 100.00	N/R	291,219
1,245	University of California, General Revenue Bonds, Series 2003A, 5.125%, 5/15/17 – AMBAC Insured (UB)	5/13 at 100.00	Aa1	1,333,731
1,000	University of California, Limited Project Revenue Bonds, Series 2007D, 5.000%, 5/15/41 – FGIC Insured	5/16 at 101.00	Aa2	1,014,040
6,017	Total Education and Civic Organizations			6,254,364
	Energy – 0.5% (0.4% of Total Investments)
500	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project Hovensa LLC, Series 2007, 4.700%, 7/01/22 (Alternative Minimum Tax)	1/15 at 100.00	Ba2	423,075
	Health Care – 27.0% (18.0% of Total Investments)
2,745	California Health Facilities Financing Authority, Hospital Revenue Bonds, Downey Community Hospital, Series 1993, 5.750%, 5/15/15 (4)	11/11 at 100.00	N/R	2,236,791
155	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Series 2006, 5.000%, 4/01/37	4/16 at 100.00	A+	148,521
490	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A, 5.250%, 11/15/46	11/16 at 100.00	AA–	482,841
3,525	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A, 5.250%, 11/15/46 (UB)	11/16 at 100.00	AA–	3,473,500
685	California Municipal Financing Authority, Certificates of Participation, Community Hospitals of Central California, Series 2007, 5.250%, 2/01/46	2/17 at 100.00	Baa2	583,367
1,000	California Statewide Community Development Authority, Insured Health Facility Revenue Bonds, Henry Mayo Newhall Memorial Hospital, Series 2007A, 5.000%, 10/01/37	10/17 at 100.00	A–	943,000
1,740	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A, 5.250%, 7/01/30	7/15 at 100.00	BBB	1,477,069

Nuveen Investments	31

Nuveen California Premium Income Municipal Fund (continued)
NCU	Portfolio of Investments
August 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$730	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2001C, 5.250%, 8/01/31	8/16 at 100.00	A+	$739,424
3,000	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital Project, Series 2009, 6.750%, 2/01/38	8/19 at 100.00	Aa2	3,387,690
2,100	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured	No Opt. Call	A1	2,201,535
1,690	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series 2005A, 5.000%, 11/15/43	11/15 at 100.00	AA–	1,606,953
377	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health System, Trust 2554, 18.324%, 7/01/47 – AGM Insured (IF)	7/18 at 100.00	AA+	384,798
760	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 2008A, 8.250%, 12/01/38	12/17 at 100.00	BBB	837,946
1,450	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/41	11/20 at 100.00	Baa3	1,359,941
850	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011, 7.500%, 12/01/41	12/21 at 100.00	BB	843,821
1,000	The Regents of the University of California, Medical Center Pooled Revenue Bonds, Series 2009E, 5.000%, 5/15/38	5/17 at 101.00	Aa2	1,007,860
22,297	Total Health Care			21,715,057
	Housing/Multifamily – 0.6% (0.4% of Total Investments)
495	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010A, 6.400%, 8/15/45	8/20 at 100.00	BBB–	485,442
	Housing/Single Family – 3.0% (2.0% of Total Investments)
2,500	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2008L, 5.500%, 8/01/38	2/18 at 100.00	Baa1	2,343,450
100	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%, 8/01/30 – FGIC Insured (Alternative Minimum Tax)	2/16 at 100.00	Baa1	100,064
2,600	Total Housing/Single Family			2,443,514
	Tax Obligation/General – 27.7% (18.5% of Total Investments)
	California State, General Obligation Bonds, Various Purpose Series 2009:
1,300	5.500%, 11/01/39	11/19 at 100.00	A1	1,352,325
2,350	6.000%, 11/01/39	11/19 at 100.00	A1	2,574,214
1,500	California, General Obligation Bonds, Series 2003, 5.000%, 2/01/31 – NPFG Insured	2/13 at 100.00	A1	1,507,365
4,475	Coast Community College District, Orange County, California, General Obligation Bonds, Series 2006C, 0.000%, 8/01/31 – AGM Insured	8/18 at 100.00	AA+	4,093,148
6,000	Hartnell Community College District, California, General Obligation Bonds, Series 2006B, 5.000%, 6/01/29 – AGM Insured (UB)	6/16 at 100.00	AA+	6,203,040
2,510	Pomona Unified School District, Los Angeles County, California, General Obligation Refunding Bonds, Series 1997A, 6.150%, 8/01/15 – NPFG Insured	2/12 at 103.00	A	2,638,110
15	Riverside Community College District, California, General Obligation Bonds, Series 2004A, 5.250%, 8/01/22 – NPFG Insured	8/14 at 100.00	AA	16,497
135	Roseville Joint Union High School District, Placer County, California, General Obligation Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured	8/15 at 100.00	AA–	139,771
1,355	San Jose-Evergreen Community College District, Santa Clara County, California, General Obligation Bonds, Series 2005A, 5.000%, 9/01/25 – NPFG Insured	9/15 at 100.00	Aa1	1,416,097
8,345	Yosemite Community College District, California, General Obligation Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42	No Opt. Call	Aa2	2,382,080
27,985	Total Tax Obligation/General			22,322,647

32	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited – 45.2% (30.2% of Total Investments)
$1,000	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area, Series 2003, 5.625%, 10/01/33 – RAAI Insured	10/13 at 100.00	N/R	$795,040
	California Infrastructure Economic Development Bank, Revenue Bonds, North County Center for Self-Sufficiency Corporation, Series 2004:
1,695	5.000%, 12/01/22 – AMBAC Insured	12/13 at 100.00	AA	1,772,377
1,865	5.000%, 12/01/24 – AMBAC Insured	12/13 at 100.00	AA	1,933,483
5,920	California State Public Works Board, Lease Revenue Bonds, Department of Veterans Affairs, Southern California Veterans Home – Chula Vista Facility, Series 1999A, 5.600%, 11/01/19 – AMBAC Insured	11/11 at 100.00	A2	5,953,507
1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009G-1, 5.750%, 10/01/30	10/19 at 100.00	A2	1,050,340
2,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009I-1, 6.375%, 11/01/34	11/19 at 100.00	A2	2,174,680
535	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	Aa3	597,258
165	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured	9/15 at 100.00	BBB	163,291
500	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured	9/16 at 101.00	A–	432,960
170	National City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, National City Redevelopment Project Area, Series 2011, 6.500%, 8/01/24	8/21 at 100.00	A–	177,305
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds, Series 2006A:
75	5.000%, 9/01/26	9/16 at 100.00	N/R	71,204
175	5.125%, 9/01/36	9/16 at 100.00	N/R	157,175
3,500	Livermore Redevelopment Agency, California, Tax Allocation Revenue Bonds, Livermore Redevelopment Project Area, Series 2001A, 5.000%, 8/01/26 – NPFG Insured	2/12 at 100.00	BBB+	3,138,870
310	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured	9/15 at 100.00	A1	279,598
2,000	Los Angeles, California, Municipal Improvement Corporation, Lease Revenue Bonds, Police Headquarters, Series 2006A, 4.750%, 1/01/31 – FGIC Insured	1/17 at 100.00	A+	1,914,460
475	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series 2011A, 7.250%, 9/01/38	9/21 at 100.00	A–	498,408
3,230	Murrieta Redevelopment Agency, California, Tax Allocation Bonds, Series 2005, 5.000%, 8/01/35 – NPFG Insured	8/15 at 100.00	A–	2,848,472
65	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40	9/21 at 100.00	A–	67,832
210	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series 2011A, 5.750%, 9/01/30	9/21 at 100.00	BBB+	213,030
155	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured	9/15 at 100.00	A–	135,954
40	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011-B, 6.500%, 10/01/25	10/21 at 100.00	A–	41,494
190	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%, 8/01/25 – AMBAC Insured	8/13 at 100.00	AA–	191,683
1,500	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A, 5.400%, 11/01/20 – NPFG Insured	No Opt. Call	A1	1,631,520
3,000	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993B, 5.400%, 11/01/20	No Opt. Call	A1	3,263,040
2,000	San Francisco City and County, California, Certificates of Participation, Multiple Capital Improvement Projects, Series 2009A, 5.200%, 4/01/26	4/19 at 100.00	AA–	2,126,660
30	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41	2/21 at 100.00	A–	31,807

Nuveen Investments	33

Nuveen California Premium Income Municipal Fund (continued)
NCU	Portfolio of Investments
August 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds, Mission Bay South Redevelopment Project, Series 2011D:
$30	7.000%, 8/01/33	2/21 at 100.00	BBB	$31,581
40	7.000%, 8/01/41	2/21 at 100.00	BBB	41,963
	San Marcos Public Facilities Authority, California, Revenue Refunding Bonds, Series 1998:
1,350	5.800%, 9/01/18	3/12 at 100.00	Baa3	1,361,880
1,000	5.800%, 9/01/27	3/12 at 100.00	Baa3	1,000,290
2,050	Santa Barbara County, California, Certificates of Participation, Series 2001, 5.250%, 12/01/19 – AMBAC Insured	12/11 at 102.00	AA+	2,112,443
50	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011, 7.000%, 10/01/26	4/21 at 100.00	N/R	50,308
95	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds, Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.000%, 9/01/26	9/21 at 100.00	A–	99,585
36,420	Total Tax Obligation/Limited			36,359,498
	Transportation – 3.4% (2.3% of Total Investments)
780	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2006F, 5.000%, 4/01/31 (UB)	4/16 at 100.00	AA	806,239
220	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2008, Trust 3211, 13.398%, 10/01/32 (IF)	4/18 at 100.00	AA	262,154
2,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A, 5.000%, 1/01/35	1/12 at 100.00	BBB–	1,635,840
3,000	Total Transportation			2,704,233
	U.S. Guaranteed – 13.4% (8.9% of Total Investments) (5)
2,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%, 5/01/18 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	2,085,760
3,000	California Infrastructure Economic Development Bank, First Lien Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2003A, 5.000%, 7/01/22 – AGM Insured (ETM)	No Opt. Call	Aaa	3,749,850
370	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15 (Pre-refunded 7/01/14)	7/14 at 100.00	Aaa	419,869
3,495	Orange County Sanitation District, California, Certificates of Participation, Series 2003, 5.250%, 2/01/21 (Pre-refunded 8/01/13) – FGIC Insured	8/13 at 100.00	AAA	3,822,691
325	San Mateo Union High School District, San Mateo County, California, Certificates of Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 (Pre-refunded	12/17 at 100.00	AA– (5)	401,564
	12/15/17) – AMBAC Insured
255	University of California, General Revenue Bonds, Series 2003A, 5.125%, 5/15/17 (Pre-refunded 5/15/13) – AMBAC Insured (UB)	5/13 at 100.00	Aa1 (5)	275,441
9,445	Total U.S. Guaranteed			10,755,175
	Utilities – 7.6% (5.1% of Total Investments)
890	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A, 5.500%, 11/15/37	No Opt. Call	A	821,835
275	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2003A-2, 5.000%, 7/01/21 – NPFG Insured	7/13 at 100.00	AA–	291,770
295	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%, 9/01/31 – SYNCORA GTY Insured	9/15 at 100.00	N/R	266,438
4,580	Sacramento Municipal Utility District, California, Electric Revenue Refunding Bonds, Series 2002Q, 5.250%, 8/15/20 – AGM Insured	8/12 at 100.00	AA+	4,749,231
6,040	Total Utilities			6,129,274
	Water and Sewer – 7.2% (4.8% of Total Investments)
1,125	Burbank, California, Wastewater System Revenue Bonds, Series 2004A, 5.000%, 6/01/23 – AMBAC Insured	6/14 at 100.00	AA+	1,169,775
205	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006, 5.000%, 4/01/36 – NPFG Insured	4/16 at 100.00	AA–	206,870

34	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$670	Metropolitan Water District of Southern California, Waterworks Revenue Bonds, Tender Option Bond Trust 09-8B, 17.115%, 7/01/35 (IF) (6)	7/19 at 100.00	AAA	$843,931
1,500	Orange County Water District, California, Revenue Certificates of Participation, Tender Option Bond Trust 11782-1, 17.486%, 2/15/35 (IF)	8/20 at 100.00	AAA	1,793,400
1,795	Woodbridge Irrigation District, California, Certificates of Participation, Water Systems Project, Series 2003, 5.500%, 7/01/33	7/13 at 100.00	A+	1,795,158
5,295	Total Water and Sewer			5,809,134
$126,034	Total Investments (cost $118,175,890) – 149.7%			120,480,672
	Floating Rate Obligations – (8.3)%			(6,650,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (43.8)% (7)			(35,250,000)
	Other Assets Less Liabilities – 2.4%			1,918,808
	Net Assets Applicable to Common Shares – 100%			$80,499,480

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
For fair value measurement disclosure purposes, investment categorized as Level 3. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Investment Valuation for more information.

(5)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities.

(6)	Investment, or portion of investment, has been pledged to collaterize the net payment obligations for investments in inverse floating rate transactions.
(7)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 29.3%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments	35

Nuveen California Dividend Advantage Municipal Fund
NAC	Portfolio of Investments
August 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 6.5% (4.5% of Total Investments)
$865	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21	6/15 at 100.00	BBB	$805,600
7,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 5.750%, 6/01/47	6/17 at 100.00	Baa3	5,314,200
24,265	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37	6/22 at 100.00	BB+	15,044,785
32,630	Total Consumer Staples			21,164,585
	Education and Civic Organizations – 8.1% (5.6% of Total Investments)
2,500	California Educational Facilities Authority, Revenue Bonds, Santa Clara University, Series 2010, 5.000%, 2/01/40	2/20 at 100.00	Aa3	2,569,925
290	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series 2005A, 5.000%, 10/01/35	10/15 at 100.00	A3	272,600
10,000	California Educational Facilities Authority, Revenue Bonds, University of Southern California, Series 2007A, 4.500%, 10/01/33 (UB)	10/17 at 100.00	Aa1	10,055,200
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006:
200	5.000%, 11/01/21	11/15 at 100.00	A2	212,150
265	5.000%, 11/01/25	11/15 at 100.00	A2	273,522
4,685	California State Public Works Board, Lease Revenue Bonds, University of California Regents, Tender Option Bond Trust 1065, 9.061%, 3/01/33 (IF)	3/18 at 100.00	Aa2	4,912,035
1,250	California Statewide Communities Development Authority, School Facility Revenue Bonds, Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46	7/21 at 100.00	N/R	1,213,413
610	California Statewide Community Development Authority, Revenue Bonds, Notre Dame de Namur University, Series 2003, 6.500%, 10/01/23	10/13 at 100.00	N/R	588,235
3,000	Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach Aquarium of the South Pacific, Series 2001, 5.500%, 11/01/17 – AMBAC Insured	11/11 at 100.00	BBB	3,010,800
2,900	University of California, General Revenue Bonds, Series 2003A, 5.125%, 5/15/17 – AMBAC Insured (UB)	5/13 at 100.00	Aa1	3,106,683
25,700	Total Education and Civic Organizations			26,214,563
	Health Care – 30.5% (20.9% of Total Investments)
2,160	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist Health System/West, Series 2003A, 5.000%, 3/01/15	3/13 at 100.00	A	2,257,718
660	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Series 2006, 5.000%, 4/01/37	4/16 at 100.00	A+	632,412
14,895	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A, 5.250%, 11/15/46 (UB)	11/16 at 100.00	AA–	14,677,384
6,530	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2011B, 6.000%, 8/15/42	8/20 at 100.00	AA–	7,050,441
1,120	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System West, Series 2005A, 5.000%, 3/01/35	3/15 at 100.00	A	1,066,475
5,500	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health, Series 2011A, 6.000%, 8/15/42	8/20 at 100.00	AA–	5,938,350
	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health System, Series 2007A:
710	4.800%, 7/15/17	No Opt. Call	N/R	702,453
3,325	5.125%, 7/15/31	7/17 at 100.00	N/R	2,855,111
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
1,760	5.250%, 7/01/24	7/15 at 100.00	BBB	1,625,078
3,870	5.250%, 7/01/30	7/15 at 100.00	BBB	3,285,204

36	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$10,140	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System, Series 2006, 5.000%, 3/01/41	3/16 at 100.00	A+	$9,544,883
3,095	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2001C, 5.250%, 8/01/31	8/16 at 100.00	A+	3,134,956
9,980	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2006, 5.000%, 3/01/41 – BHAC Insured (UB)	3/16 at 100.00	AA+	10,025,908
2,250	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital Project, Series 2009, 6.750%, 2/01/38	8/19 at 100.00	Aa2	2,540,768
1,586	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health System, Trust 2554, 18.324%, 7/01/47 – AGM Insured (IF)	7/18 at 100.00	AA+	1,620,955
10,500	Duarte, California, Certificates of Participation, City of Hope National Medical Center, Series 1999A, 5.250%, 4/01/31	10/11 at 100.00	A+	10,500,420
1,000	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 2005A, 5.000%, 12/01/23	12/15 at 100.00	BBB	913,220
2,860	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 2008A, 8.250%, 12/01/38	12/17 at 100.00	BBB	3,153,322
1,000	Madera County, California, Certificates of Participation, Children’s Hospital Central California, Series 2010, 5.375%, 3/15/36	3/20 at 100.00	A	937,270
1,725	Newport Beach, California, Revenue Bonds, Hoag Memorial Hospital Presbyterian, Series 2011A, 6.000%, 12/01/40	12/21 at 100.00	AA	1,896,758
675	Oak Valley Hospital District, Stanislaus County, California, Revenue Bonds, Series 2010A, 6.500%, 11/01/29	11/20 at 100.00	BBB–	675,844
5,450	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/41	11/20 at 100.00	Baa3	5,111,501
2,570	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical Center, Series 2007A, 5.000%, 7/01/38	7/17 at 100.00	Baa1	2,260,109
3,300	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011, 7.500%, 12/01/41	12/21 at 100.00	BB	3,276,009
3,000	Santa Clara County Financing Authority, California, Insured Revenue Bonds, El Camino Hospital, Series 2007A, 5.750%, 2/01/41 – AMBAC Insured	8/17 at 100.00	A+	3,053,940
99,661	Total Health Care			98,736,489
	Housing/Multifamily – 2.9% (2.0% of Total Investments)
2,000	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010A, 6.400%, 8/15/45	8/20 at 100.00	BBB–	1,961,380
4,785	Contra Costa County, California, Multifamily Housing Revenue Bonds, Delta View Apartments Project, Series 1999C, 6.750%, 12/01/30 (Alternative Minimum Tax)	12/11 at 100.00	N/R	4,242,285
320	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, San Juan Mobile Estates, Series 2006B, 5.850%, 5/15/41	5/16 at 100.00	N/R	282,864
1,725	Rohnert Park Finance Authority, California, Senior Lien Revenue Bonds, Rancho Feliz Mobile Home Park, Series 2003A, 5.750%, 9/15/38	9/13 at 100.00	A+	1,727,570
1,120	Rohnert Park Finance Authority, California, Subordinate Lien Revenue Bonds, Rancho Feliz Mobile Home Park, Series 2003B, 6.625%, 9/15/38	9/13 at 100.00	N/R	1,122,845
9,950	Total Housing/Multifamily			9,336,944
	Housing/Single Family – 0.6% (0.4% of Total Investments)
410	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%, 8/01/30 – FGIC Insured (Alternative Minimum Tax)	2/16 at 100.00	Baa1	410,262
2,395	California Housing Finance Agency, Home Mortgage Revenue Bonds, Tender Option Bond Trust 3206, 8.488%, 2/01/24 (Alternative Minimum Tax) (IF)	2/17 at 100.00	BBB	1,515,197
2,805	Total Housing/Single Family			1,925,459

Nuveen Investments	37

Nuveen California Dividend Advantage Municipal Fund (continued)
NAC	Portfolio of Investments
August 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Industrials – 0.3% (0.2% of Total Investments)
$5,120	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax) (4)	No Opt. Call	CCC+	$1,128,141
	Long-Term Care – 2.3% (1.6% of Total Investments)
1,000	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series 2009, 8.000%, 11/01/29	11/19 at 100.00	Baa1	1,087,160
8,500	Riverside County Public Financing Authority, California, Certificates of Participation, Air Force Village West, Series 1999, 5.800%, 5/15/29	11/11 at 100.00	BB–	6,519,330
9,500	Total Long-Term Care			7,606,490
	Tax Obligation/General – 22.6% (15.6% of Total Investments)
	Alvord Unified School District, Riverside County, California, General Obligation Bonds, 2007 Election Series 2011B:
21,000	0.000%, 8/01/41 – AGM Insured	No Opt. Call	AA+	2,865,450
16,840	0.000%, 8/01/43 – AGM Insured	No Opt. Call	AA+	2,005,139
10,000	California State, General Obligation Bonds, Various Purpose Series 2009, 6.000%, 11/01/39	11/19 at 100.00	A1	10,954,100
	California State, General Obligation Bonds, Various Purpose Series 2010:
5,000	6.000%, 3/01/33	3/20 at 100.00	A1	5,651,150
8,000	5.500%, 3/01/40	3/20 at 100.00	A1	8,333,280
4,435	California, General Obligation Refunding Bonds, Series 2002, 6.000%, 4/01/16 – AMBAC Insured	No Opt. Call	A1	5,327,721
3,425	Coast Community College District, Orange County, California, General Obligation Bonds, Series 2006C, 0.000%, 8/01/31 – AGM Insured	8/18 at 100.00	AA+	3,132,745
5,150	Hacienda La Puente Unified School District Facilities Financing Authority, California, General Obligation Revenue Bonds, Series 2007, 5.000%, 8/01/26 – AGM Insured	No Opt. Call	AA+	5,594,136
5,210	Oak Valley Hospital District, Stanislaus County, California, General Obligation Bonds, Series 2005, 5.000%, 7/01/35 – FGIC Insured	7/14 at 101.00	A1	4,918,761
575	Roseville Joint Union High School District, Placer County, California, General Obligation Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured	8/15 at 100.00	AA–	595,321
4,000	San Diego Community College District, California, General Obligation Bonds, Refunding Series 2011, 5.000%, 8/01/41	8/21 at 100.00	AA+	4,186,120
5,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Series 2003E, 5.250%, 7/01/20 – AGM Insured	7/13 at 101.00	AA+	5,461,550
50,070	Yosemite Community College District, California, General Obligation Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42	No Opt. Call	Aa2	14,292,482
138,705	Total Tax Obligation/General			73,317,955
	Tax Obligation/Limited – 36.4% (25.0% of Total Investments)
	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2004D:
1,000	5.500%, 9/01/24	9/14 at 102.00	N/R	969,330
615	5.800%, 9/01/35	9/14 at 102.00	N/R	572,190
1,910	Borrego Water District, California, Community Facilities District 2007-1 Montesoro, Special Tax Bonds, Series 2007, 5.750%, 8/01/25 (4), (5)	8/17 at 102.00	N/R	706,700
1,990	Brentwood Infrastructure Financing Authority, California, Infrastructure Revenue Bonds, Refunding Series 2002A, 5.125%, 9/02/24 – AGM Insured	9/12 at 100.00	AA+	2,056,665
	Brentwood Infrastructure Financing Authority, Contra Costa County, California, Capital Improvement Revenue Bonds, Series 2001:
1,110	5.375%, 11/01/18 – AGM Insured	11/11 at 100.00	AA+	1,118,270
1,165	5.375%, 11/01/19 – AGM Insured	11/11 at 100.00	AA+	1,173,551
1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009G-1, 5.750%, 10/01/30	10/19 at 100.00	A2	1,050,340
2,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009I-1, 6.375%, 11/01/34	11/19 at 100.00	A2	2,174,680

38	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$2,000	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District 90-2 – Talega, Series 2003, 6.000%, 9/01/33	9/13 at 100.00	N/R	$2,005,960
710	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured	9/15 at 100.00	BBB	702,644
1,225	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured	9/16 at 101.00	A–	1,060,752
695	National City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, National City Redevelopment Project Area, Series 2011, 6.500%, 8/01/24	8/21 at 100.00	A–	724,864
3,490	Fontana, California, Senior Special Tax Refunding Bonds, Heritage Village Community Facilities District 2, Series 1998A, 5.250%, 9/01/17 – NPFG Insured	3/12 at 100.00	Baa1	3,512,406
1,125	Fontana, California, Special Tax Bonds, Sierra Community Facilities District 22, Series 2004, 6.000%, 9/01/34	9/14 at 100.00	N/R	1,080,338
3,980	Garden Grove, California, Certificates of Participation, Financing Project, Series 2002A, 5.500%, 3/01/22 – AMBAC Insured	3/12 at 101.00	A	4,098,564
31,090	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – FGIC Insured	6/15 at 100.00	AA+	29,553,843
2,850	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured	9/15 at 100.00	BBB–	2,307,417
4,500	Inglewood Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged Area Redevelopment Project, Series 1998A, 5.250%, 5/01/23 – AMBAC Insured	No Opt. Call	N/R	4,488,030
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds, Series 2006A:
325	5.000%, 9/01/26	9/16 at 100.00	N/R	308,549
755	5.125%, 9/01/36	9/16 at 100.00	N/R	678,096
675	Lammersville School District, San Joaquin County, California, Community Facilities District 2002, Mountain House Special Tax Bonds, Series 2006, 5.125%, 9/01/35	9/16 at 100.00	N/R	570,179
2,000	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities District 1 of Sycamore Creek, Series 2003, 6.500%, 9/01/24	9/13 at 102.00	N/R	2,070,220
1,000	Lindsay Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2007, 5.000%, 8/01/37 – RAAI Insured	8/17 at 100.00	BBB+	851,290
1,290	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured	9/15 at 100.00	A1	1,163,490
1,530	Moreno Valley Unified School District, Riverside County, California, Certificates of Participation, Series 2005, 5.000%, 3/01/24 – AGM Insured	3/14 at 100.00	AA+	1,575,487
3,500	Murrieta Redevelopment Agency, California, Tax Allocation Bonds, Series 2007A, 5.000%, 8/01/37 – NPFG Insured	8/17 at 100.00	A–	3,046,680
9,200	Norco Redevelopment Agency, California, Tax Allocation Refunding Bonds, Project Area 1, Series 2001, 5.000%, 3/01/19 – NPFG Insured	3/13 at 100.00	A	9,303,500
	North Natomas Community Facilities District 4, Sacramento, California, Special Tax Bonds, Series 2006D:
535	5.000%, 9/01/26	9/14 at 102.00	N/R	485,031
245	5.000%, 9/01/33	9/14 at 102.00	N/R	207,875
260	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40	9/21 at 100.00	A–	271,328
3,290	Oakland Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Central District Redevelopment Project, Series 2003, 5.500%, 9/01/16 – FGIC Insured	3/13 at 100.00	A–	3,387,581
5,600	Palm Springs Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center Project, Series 2001A, 5.000%, 11/01/22 – NPFG Insured	11/11 at 101.00	Baa1	5,660,592
1,000	Palmdale Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project Areas, Series 2004, 5.000%, 12/01/24 – AMBAC Insured	12/14 at 100.00	A–	960,490
1,570	Poway Redevelopment Agency, California, Tax Allocation Refunding Bonds, Paguay Redevelopment Project, Series 2000, 5.750%, 6/15/33 – NPFG Insured	12/12 at 100.00	Baa1	1,533,655

Nuveen Investments	39

Nuveen California Dividend Advantage Municipal Fund (continued)
NAC	Portfolio of Investments
August 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$845	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series 2011A, 5.750%, 9/01/30	9/21 at 100.00	BBB+	$857,193
620	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured	9/15 at 100.00	A–	543,814
150	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011-B, 6.500%, 10/01/25	10/21 at 100.00	A–	155,603
1,860	Riverside Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged Project Areas, Series 2003, 5.250%, 8/01/22 – NPFG Insured	8/13 at 100.00	A–	1,868,444
770	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%, 8/01/25 – AMBAC Insured	8/13 at 100.00	AA–	776,822
2,500	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A, 5.400%, 11/01/20 – AMBAC Insured	No Opt. Call	A1	2,719,200
1,150	Sacramento, California, Special Tax Bonds, North Natomas Community Facilities District 4, Series 2003C, 6.000%, 9/01/33	9/14 at 100.00	N/R	1,123,930
120	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41	2/21 at 100.00	A–	127,228
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds, Mission Bay South Redevelopment Project, Series 2011D:
125	7.000%, 8/01/33	2/21 at 100.00	BBB	131,589
155	7.000%, 8/01/41	2/21 at 100.00	BBB	162,607
2,695	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Civic Center Project, Series 2002B, 5.250%, 6/01/19 – AMBAC Insured	6/12 at 100.00	AA+	2,769,274
1,000	San Jose Redevelopment Agency, California, Housing Set-Aside Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2010A-1, 5.500%, 8/01/35	8/20 at 100.00	A	940,500
5,000	Santa Ana Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2011A, 6.750%, 9/01/28	3/21 at 100.00	A	5,413,450
205	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011, 7.000%, 10/01/26	4/21 at 100.00	N/R	206,261
1,200	Turlock Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2011, 7.500%, 9/01/39	3/21 at 100.00	BBB+	1,263,480
1,000	Washington Unified School District, Yolo County, California, Certificates of Participation, Series 2007, 5.125%, 8/01/37 – AMBAC Insured	8/17 at 100.00	A	1,005,530
600	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Refunding Series 2009A, 8.625%, 9/01/39	9/14 at 105.00	N/R	640,212
2,810	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Series 2003B, 7.000%, 9/01/38	9/13 at 103.00	N/R	2,645,250
2,000	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Series 2004B, 6.000%, 9/01/39	9/13 at 102.00	N/R	1,646,920
1,350	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 2001-1, Series 2004A, 6.125%, 9/01/39	9/13 at 103.00	N/R	1,131,260
	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds, Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A:
150	6.000%, 9/01/26	9/21 at 100.00	A–	157,239
210	6.500%, 9/01/32	9/21 at 100.00	A–	218,933
121,745	Total Tax Obligation/Limited			117,935,326
	Transportation – 3.6% (2.4% of Total Investments)
1,430	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2006F, 5.000%, 4/01/31 (UB)	4/16 at 100.00	AA	1,478,105
11,150	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds, Series 1999, 5.750%, 1/15/40	1/12 at 100.00	BBB–	9,966,651

40	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$120	Palm Springs Financing Authority, California, Palm Springs International Airport Revenue Bonds, Series 2006, 5.450%, 7/01/20 (Alternative Minimum Tax)	7/14 at 102.00	N/R	$108,032
12,700	Total Transportation			11,552,788
	U.S. Guaranteed – 15.0% (10.3% of Total Investments) (6)
9,750	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%, 5/01/18 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	10,168,080
115	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project, Series 2001W, 5.250%, 12/01/22 (Pre-refunded 12/01/11) – AGM Insured	12/11 at 100.00	AAA	116,473
715	California Statewide Community Development Authority, Revenue Bonds, Thomas Jefferson School of Law, Series 2005A, 4.875%, 10/01/31 (Pre-refunded 10/01/15)	10/15 at 100.00	N/R (6)	801,172
3,250	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1, 6.250%, 6/01/33 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	3,519,620
1,940	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1, Series 2003A, 6.500%, 9/01/25 (Pre-refunded 9/01/13)	9/13 at 102.00	N/R (6)	2,200,833
1,335	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1, Series 2004, 6.000%, 9/01/34 (Pre-refunded 9/01/13)	9/13 at 102.00	N/R (6)	1,501,261
10,845	Los Angeles Unified School District, California, General Obligation Bonds, Series 2002E, 5.000%, 7/01/19 (Pre-refunded 7/01/12) – NPFG Insured	7/12 at 100.00	AA– (6)	11,282,379
5,840	Orange County Water District, California, Revenue Certificates of Participation, Series 1999A, 5.375%, 8/15/29 (ETM)	11/11 at 100.00	N/R (6)	7,411,894
5,115	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds, Series 2002A, 5.000%, 11/01/18 (Pre-refunded 11/01/12) – NPFG Insured	11/12 at 100.00	AA– (6)	5,397,962
2,860	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A, 5.250%, 6/01/27 (Pre-refunded 6/01/12)	6/12 at 100.00	Aaa	2,968,280
600	University of California, General Revenue Bonds, Series 2003A, 5.125%, 5/15/17 (Pre-refunded 5/15/13) – AMBAC Insured (UB)	5/13 at 100.00	Aa1 (6)	648,096
2,500	Whittier, California, Health Facility Revenue Bonds, Presbyterian Intercommunity Hospital, Series 2002, 5.600%, 6/01/22 (Pre-refunded 6/01/12)	6/12 at 101.00	N/R (6)	2,626,175
44,865	Total U.S. Guaranteed			48,642,225
	Utilities – 4.3% (3.0% of Total Investments)
3,630	Imperial Irrigation District, California, Certificates of Participation, Electric System Revenue Bonds, Series 2003, 5.250%, 11/01/23 – AGM Insured	11/13 at 100.00	AA+	3,904,900
3,775	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A, 5.000%, 11/15/35	No Opt. Call	A	3,279,947
5,500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2005A-1, 5.000%, 7/01/31 – AGM Insured (UB)	7/15 at 100.00	AA+	5,656,915
1,270	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%, 9/01/31 – SYNCORA GTY Insured	9/15 at 100.00	N/R	1,147,039
14,175	Total Utilities			13,988,801
	Water and Sewer – 12.3% (8.5% of Total Investments)
875	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006, 5.000%, 4/01/36 – NPFG Insured	4/16 at 100.00	AA–	882,980
2,500	Indio Water Authority, California, Water Revenue Bonds, Series 2006, 5.000%, 4/01/31 – AMBAC Insured	4/16 at 100.00	A+	2,546,500
9,955	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2011A, 5.250%, 7/01/39	1/21 at 100.00	AA	10,758,667
835	Marina Coast Water District, California, Enterprise Certificate of Participation, Series 2006, 5.000%, 6/01/31 – NPFG Insured	6/16 at 100.00	AA–	845,847

Nuveen Investments	41

Nuveen California Dividend Advantage Municipal Fund (continued)
NAC	Portfolio of Investments
August 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$8,250	Pico Rivera Water Authority, California, Revenue Bonds, Series 2001A, 6.250%, 12/01/32	12/11 at 102.00	N/R	$8,134,583
2,250	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series 2006, 5.000%, 12/01/31 – FGIC Insured	6/16 at 100.00	AA	2,340,900
11,000	San Diego Public Facilities Financing Authority, California, Sewerage Revenue Bonds, Refunding Series 2010A, 5.250%, 5/15/26	5/20 at 100.00	Aa3	12,262,800
2,000	West Basin Municipal Water District, California, Certificates of Participation, Refunding Series 2008B, 5.000%, 8/01/28 – AGC Insured	8/18 at 100.00	AA+	2,079,877
37,665	Total Water and Sewer			39,852,154
$555,221	Total Investments (cost $474,080,086) – 145.4%			471,401,920
	Floating Rate Obligations – (8.8)%			(28,545,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (42.0)% (7)			(136,200,000)
	Other Assets Less Liabilities – 5.4%			17,546,724
	Net Assets Applicable to Common Shares – 100%			$324,203,644

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(5)
For fair value measurement disclosure purposes, investment categorized as Level 3. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Investment Valuation for more information.

(6)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities.

(7)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 28.9%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

42	Nuveen Investments

Nuveen California Dividend Advantage Municipal Fund 2
NVX	Portfolio of Investments
August 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 7.1% (4.8% of Total Investments)
$535	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21	6/15 at 100.00	BBB	$498,262
3,940	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Stanislaus County Tobacco Funding Corporation, Series 2002A, 5.500%, 6/01/33	6/12 at 100.00	Baa3	3,273,234
4,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 5.750%, 6/01/47	6/17 at 100.00	Baa3	2,834,240
13,480	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37	6/22 at 100.00	BB+	8,357,870
21,955	Total Consumer Staples			14,963,606
	Education and Civic Organizations – 10.3% (7.0% of Total Investments)
2,000	California Educational Facilities Authority, Revenue Bonds, Stanford University, Series 2001Q, 5.250%, 12/01/32	12/11 at 101.00	AAA	2,026,300
2,745	California Educational Facilities Authority, Revenue Bonds, University of Southern California, Tender Option Bond Trust 09-11B, 17.294%, 10/01/38 (IF) (4)	10/18 at 100.00	Aa1	3,377,887
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006:
125	5.000%, 11/01/21	11/15 at 100.00	A2	132,594
165	5.000%, 11/01/25	11/15 at 100.00	A2	170,306
2,250	California Educational Facilities Authority, Student Loan Revenue Bonds, Cal Loan Program, Series 2001A, 5.400%, 3/01/21 – NPFG Insured (Alternative Minimum Tax)	3/12 at 100.00	Baa1	2,251,463
2,500	California Municipal Finance Authority, Revenue Bonds, University of La Verne, Series 2010A, 6.250%, 6/01/40	6/20 at 100.00	Baa2	2,552,000
2,945	California State Public Works Board, Lease Revenue Bonds, University of California Regents, Tender Option Bond Trust 1065, 9.061%, 3/01/33 (IF)	3/18 at 100.00	Aa2	3,087,715
850	California Statewide Communities Development Authority, School Facility Revenue Bonds, Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46	7/21 at 100.00	N/R	825,121
615	California Statewide Community Development Authority, Revenue Bonds, Notre Dame de Namur University, Series 2003, 6.500%, 10/01/23	10/13 at 100.00	N/R	593,057
3,000	Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach Aquarium of the South Pacific, Series 2001, 5.250%, 11/01/30 – AMBAC Insured	11/11 at 101.00	BBB	2,904,690
2,680	University of California, General Revenue Bonds, Series 2003A, 5.000%, 5/15/33 – AMBAC Insured (UB)	5/13 at 100.00	AA+	2,699,189
1,315	University of California, Limited Project Revenue Bonds, Series 2007D, 5.000%, 5/15/41 – FGIC Insured	5/16 at 101.00	Aa2	1,333,463
21,190	Total Education and Civic Organizations			21,953,785
	Health Care – 26.8% (18.2% of Total Investments)
2,000	California Health Facilities Financing Authority, Revenue Bonds, Casa Colina Inc., Series 2001, 6.000%, 4/01/22	4/12 at 100.00	BBB+	2,014,760
415	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Series 2006, 5.000%, 4/01/37	4/16 at 100.00	A+	397,653
1,755	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A, 5.250%, 11/15/46	11/16 at 100.00	AA–	1,729,359
9,260	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A, 5.250%, 11/15/46 (UB)	11/16 at 100.00	AA–	9,124,711
4,215	California Municipal Financing Authority, Certificates of Participation, Community Hospitals of Central California, Series 2007, 5.250%, 2/01/27	2/17 at 100.00	Baa2	3,968,338
2,520	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System West, Series 2005A, 5.000%, 3/01/35	3/15 at 100.00	A	2,399,569

Nuveen Investments	43

Nuveen California Dividend Advantage Municipal Fund 2 (continued)
NVX	Portfolio of Investments
August 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health System, Series 2007A:
$705	4.800%, 7/15/17	No Opt. Call	N/R	$697,506
2,225	5.125%, 7/15/31	7/17 at 100.00	N/R	1,910,563
2,185	California Statewide Community Development Authority, Health Facility Revenue Refunding Bonds, Memorial Health Services, Series 2003A, 6.000%, 10/01/11	No Opt. Call	AA–	2,195,138
2,500	California Statewide Community Development Authority, Hospital Revenue Bonds, Monterey Peninsula Hospital, Series 2003B, 5.250%, 6/01/18 – AGM Insured	6/13 at 100.00	AA+	2,650,575
5,250	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A, 5.250%, 7/01/35	7/15 at 100.00	BBB	4,301,220
425	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2001C, 5.250%, 8/01/31	8/16 at 100.00	A+	430,487
1,000	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series 2004D, 5.050%, 8/15/38 – AGM Insured	8/18 at 100.00	AA+	1,003,170
	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series 2005A:
2,705	5.000%, 11/15/43	11/15 at 100.00	AA–	2,572,076
3,315	5.000%, 11/15/43 (UB)	11/15 at 100.00	AA–	3,152,101
	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health System, Trust 2554:
1,325	18.291%, 7/01/47 – AGM Insured (IF)	7/18 at 100.00	AA+	1,354,203
998	18.324%, 7/01/47 – AGM Insured (IF)	7/18 at 100.00	AA+	1,019,485
2,000	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 2008A, 8.250%, 12/01/38	12/17 at 100.00	BBB	2,205,120
1,610	Madera County, California, Certificates of Participation, Children’s Hospital Central California, Series 2010, 5.375%, 3/15/36	3/20 at 100.00	A	1,509,005
455	Oak Valley Hospital District, Stanislaus County, California, Revenue Bonds, Series 2010A, 6.500%, 11/01/29	11/20 at 100.00	BBB–	455,569
4,800	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/41	11/20 at 100.00	Baa3	4,501,872
5,785	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical Center, Series 2007A, 5.000%, 7/01/38	7/17 at 100.00	Baa1	5,087,445
2,250	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011, 7.500%, 12/01/41	12/21 at 100.00	BB	2,233,643
59,698	Total Health Care			56,913,568
	Housing/Multifamily – 5.8% (4.0% of Total Investments)
1,325	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010A, 6.400%, 8/15/45	8/20 at 100.00	BBB–	1,299,414
5,962	California Statewide Community Development Authority, Multifamily Housing Revenue Refunding Bonds, Claremont Village Apartments, Series 2001D, 5.500%, 6/01/31 (Mandatory put 6/01/16) (Alternative Minimum Tax)	6/13 at 100.00	AA+	6,091,137
205	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, San Juan Mobile Estates, Series 2006B, 5.850%, 5/15/41	5/16 at 100.00	N/R	181,210
1,055	Rohnert Park Finance Authority, California, Senior Lien Revenue Bonds, Rancho Feliz Mobile Home Park, Series 2003A, 5.750%, 9/15/38	9/13 at 100.00	A+	1,056,572
700	Rohnert Park Finance Authority, California, Subordinate Lien Revenue Bonds, Rancho Feliz Mobile Home Park, Series 2003B, 6.625%, 9/15/38	9/13 at 100.00	N/R	701,778
3,045	Yucaipa Redevelopment Agency, California, Mobile Home Park Revenue Bonds, Rancho del Sol and Grandview, Series 2001A, 6.750%, 5/15/36	11/11 at 102.00	N/R	3,063,757
12,292	Total Housing/Multifamily			12,393,868

44	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Housing/Single Family – 2.7% (1.8% of Total Investments)
$250	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%, 8/01/30 – FGIC Insured (Alternative Minimum Tax)	2/16 at 100.00	Baa1	$250,160
5,775	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006M, 4.650%, 8/01/31 (Alternative Minimum Tax)	2/16 at 100.00	Baa1	4,981,053
375	California Rural Home Mortgage Finance Authority, Mortgage-Backed Securities Program Single Family Mortgage Revenue Bonds, Series 2001A, 5.650%, 12/01/31 (Alternative Minimum Tax)	12/11 at 102.00	A–	391,080
6,400	Total Housing/Single Family			5,622,293
	Industrials – 0.3% (0.2% of Total Investments)
3,175	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax) (5)	No Opt. Call	CCC+	699,580
	Long-Term Care – 2.4% (1.6% of Total Investments)
1,550	California Health Facilities Financing Authority, Cal-Mortgage Insured Revenue Bonds, Northern California Retired Officers Community Corporation – Paradise Valley Estates, Series 2002, 5.125%, 1/01/22	1/13 at 100.00	A–	1,578,706
3,750	California Statewide Communities Development Authority, Revenue Bonds, Inland Regional Center Project, Series 2007, 5.375%, 12/01/37	12/17 at 100.00	Baa1	3,479,063
5,300	Total Long-Term Care			5,057,769
	Tax Obligation/General – 22.9% (15.6% of Total Investments)
10,000	California State, General Obligation Bonds, Series 2006CD, 4.600%, 12/01/32 (Alternative Minimum Tax)	12/15 at 100.00	AA	9,130,900
13,850	California State, General Obligation Bonds, Various Purpose Series 2009, 6.000%, 4/01/38	No Opt. Call	A1	15,120,599
2,000	California State, General Obligation Bonds, Various Purpose Series 2010, 6.000%, 3/01/33	3/20 at 100.00	A1	2,260,460
3,615	Colton Joint Unified School District, San Bernardino County, California, General Obligation Bonds, Series 2002A, 5.500%, 8/01/22 – FGIC Insured	8/12 at 102.00	Aa3	3,813,753
	Contra Costa County Community College District, California, General Obligation Bonds, Series 2002:
3,005	5.000%, 8/01/21 – FGIC Insured	8/12 at 100.00	Aa1	3,112,609
3,300	5.000%, 8/01/22 – FGIC Insured	8/12 at 100.00	Aa1	3,405,435
1,285	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2009D, 5.000%, 7/01/27	7/19 at 100.00	Aa2	1,379,101
2,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/20 – NPFG Insured	No Opt. Call	Baa1	2,190,880
355	Roseville Joint Union High School District, Placer County, California, General Obligation Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured	8/15 at 100.00	AA–	367,546
1,000	Southwestern Community College District, San Diego County, California, General Obligation Bonds, Election of 2008, Series 2011C, 5.250%, 8/01/36	8/21 at 100.00	Aa2	1,045,980
	Yosemite Community College District, California, General Obligation Bonds, Capital Appreciation, Election 2004, Series 2010D:
6,480	0.000%, 8/01/31	No Opt. Call	Aa2	1,833,646
17,510	0.000%, 8/01/42	No Opt. Call	Aa2	4,998,230
64,400	Total Tax Obligation/General			48,659,139
	Tax Obligation/Limited – 17.0% (11.6% of Total Investments)
	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2004D:
650	5.500%, 9/01/24	9/14 at 102.00	N/R	630,065
385	5.800%, 9/01/35	9/14 at 102.00	N/R	358,200
1,190	Borrego Water District, California, Community Facilities District 2007-1 Montesoro, Special Tax Bonds, Series 2007, 5.750%, 8/01/25 (5), (6)	8/17 at 102.00	N/R	440,300
4,900	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series 2003C, 5.500%, 6/01/16	12/13 at 100.00	A2	5,212,032

Nuveen Investments	45

Nuveen California Dividend Advantage Municipal Fund 2 (continued)
NVX	Portfolio of Investments
August 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$1,245	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	Aa3	$1,389,881
1,200	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District 90-2 – Talega, Series 2003, 6.000%, 9/01/33	9/13 at 100.00	N/R	1,203,576
435	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured	9/15 at 100.00	BBB	430,493
475	National City Redevelopment Agency, California, Tax Allocation Revenue Bonds, National City Redevelopment Project Area, Series 2011, 6.500%, 8/01/24	8/21 at 100.00	A–	495,411
750	Fontana, California, Special Tax Bonds, Sierra Community Facilities District 22, Series 2004, 6.000%, 9/01/34	9/14 at 100.00	N/R	720,225
1,785	Hawthorne Community Redevelopment Agency, California, Project Area 2 Tax Allocation Bonds, Series 2006, 5.250%, 9/01/36 – SYNCORA GTY Insured	9/16 at 100.00	A–	1,621,333
1,800	Hesperia Unified School District, San Bernardino County, California, Certificates of Participation, Capital Improvement, Series 2007, 5.000%, 2/01/41 – AMBAC Insured	2/17 at 100.00	A–	1,574,748
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds, Series 2006A:
205	5.000%, 9/01/26	9/16 at 100.00	N/R	194,623
470	5.125%, 9/01/36	9/16 at 100.00	N/R	422,126
2,000	Lake Elsinore Public Finance Authority, California, Local Agency Revenue Refunding Bonds, Series 2003H, 6.000%, 10/01/20	10/13 at 102.00	N/R	2,061,840
415	Lammersville School District, San Joaquin County, California, Community Facilities District 2002, Mountain House Special Tax Bonds, Series 2006, 5.125%, 9/01/35	9/16 at 100.00	N/R	350,555
1,265	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities District 1 of Sycamore Creek, Series 2003, 6.500%, 9/01/24	9/13 at 102.00	N/R	1,309,414
800	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured	9/15 at 100.00	A1	721,544
750	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series 2011A, 7.000%, 9/01/31	9/21 at 100.00	A–	801,720
485	North Natomas Community Facilities District 4, Sacramento, California, Special Tax Bonds, Series 2006D, 5.000%, 9/01/33	9/14 at 102.00	N/R	411,508
175	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40	9/21 at 100.00	A–	182,625
2,000	Orange County, California, Special Tax Bonds, Community Facilities District 02-1 of Ladera Ranch, Series 2003A, 5.550%, 8/15/33	8/12 at 100.00	N/R	1,963,620
550	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series 2011A, 5.750%, 9/01/30	9/21 at 100.00	BBB+	557,937
385	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured	9/15 at 100.00	A–	337,691
100	Riverside County Redevelopment Agency, California, Tax Allocation Revenue Bonds, Jurupa Valley Project Area, Series 2011-B, 6.500%, 10/01/25	10/21 at 100.00	A–	103,735
475	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%, 8/01/25 – AMBAC Insured	8/13 at 100.00	AA–	479,209
700	Sacramento, California, Special Tax Bonds, North Natomas Community Facilities District 4, Series 2003C, 6.000%, 9/01/33	9/14 at 100.00	N/R	684,131
	San Buenaventura Redevelopment Agency, California, Merged Project Areas Tax Allocation Bonds, Series 2008:
1,000	7.750%, 8/01/28	8/16 at 102.00	A	1,101,020
1,325	8.000%, 8/01/38	8/16 at 102.00	A	1,466,258
80	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41	2/21 at 100.00	A–	84,818

46	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds, Mission Bay South Redevelopment Project, Series 2011D:
$85	7.000%, 8/01/33	2/21 at 100.00	BBB	$89,480
105	7.000%, 8/01/41	2/21 at 100.00	BBB	110,153
1,530	San Marcos Public Facilities Authority, California, Tax Allocation Bonds, Project Areas 2 and 3, Series 2005C, 5.000%, 8/01/35 – AMBAC Insured	8/15 at 100.00	A–	1,342,208
140	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011, 7.000%, 10/01/26	4/21 at 100.00	N/R	140,861
415	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Refunding Series 2009A, 8.625%, 9/01/39	9/14 at 105.00	N/R	442,813
1,930	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Series 2003B, 6.750%, 9/01/30	9/13 at 103.00	N/R	1,829,389
500	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Series 2004B, 6.000%, 9/01/39	9/13 at 102.00	N/R	411,730
850	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 2001-1, Series 2004A, 6.125%, 9/01/39	9/13 at 103.00	N/R	712,275
3,715	Western Placer Unified School District, Placer County, California, Certificates of Participation, Series 2008, 5.000%, 8/01/47 – AGC Insured	8/18 at 100.00	AA+	3,513,944
240	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds, Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.500%, 9/01/32	9/21 at 100.00	A–	250,210
37,505	Total Tax Obligation/Limited			36,153,701
	Transportation – 11.8% (8.0% of Total Investments)
3,000	Bay Area Governments Association, California, BART SFO Extension, Airport Premium Fare Revenue Bonds, Series 2002A, 5.000%, 8/01/32 – AMBAC Insured	8/12 at 100.00	N/R	2,568,570
1,930	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2006F, 5.000%, 4/01/31 (UB)	4/16 at 100.00	AA	1,994,925
1,430	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2008, Trust 3211, 13.398%, 10/01/32 (IF)	4/18 at 100.00	AA	1,704,002
7,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds, Series 1999, 5.875%, 1/15/27	1/14 at 101.00	BBB–	6,891,010
5,585	Port of Oakland, California, Revenue Bonds, Series 2002N, 5.000%, 11/01/16 – NPFG Insured (Alternative Minimum Tax)	11/12 at 100.00	A	5,744,061
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2003, Issue 29A:
2,430	5.250%, 5/01/18 – FGIC Insured (Alternative Minimum Tax)	5/13 at 100.00	A+	2,508,805
2,555	5.250%, 5/01/19 – FGIC Insured (Alternative Minimum Tax)	5/13 at 100.00	A+	2,624,470
1,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2003, Issue 29B, 5.125%, 5/01/17 – FGIC Insured	5/13 at 100.00	A+	1,052,110
24,930	Total Transportation			25,087,953
	U.S. Guaranteed – 20.3% (13.8% of Total Investments) (7)
6,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%,5/01/18 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	6,257,280
450	California Statewide Community Development Authority, Revenue Bonds, Thomas Jefferson School of Law, Series 2005A, 4.875%, 10/01/31 (Pre-refunded 10/01/15)	10/15 at 100.00	N/R (7)	504,234
860	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15 (Pre-refunded 7/01/14)	7/14 at 100.00	Aaa	975,911
4,000	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds, Franciscan Mobile Home Park Project, Series 2002A, 5.850%, 12/15/32 (Pre-refunded 12/15/13)	12/13 at 102.00	N/R (7)	4,560,720
2,005	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1, 6.250%, 6/01/33 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	2,171,335

Nuveen Investments	47

Nuveen California Dividend Advantage Municipal Fund 2 (continued)
NVX	Portfolio of Investments
August 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (7) (continued)
$1,170	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1, Series 2003A, 6.500%, 9/01/25 (Pre-refunded 9/01/13)	9/13 at 102.00	N/R (7)	$1,327,307
885	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1, Series 2004, 6.000%, 9/01/34 (Pre-refunded 9/01/13)	9/13 at 102.00	N/R (7)	995,218
9,510	Los Angeles Unified School District, California, General Obligation Bonds, Series 2002E, 5.000%, 7/01/19 (Pre-refunded 7/01/12) – NPFG Insured	7/12 at 100.00	AA– (7)	9,893,538
2,000	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 6.000%, 8/01/26 (ETM)	No Opt. Call	AA+ (7)	2,647,400
6,000	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2001, 5.250%, 10/01/35 (Pre-refunded 10/01/11) – AMBAC Insured	10/11 at 102.00	N/R (7)	6,145,020
2,000	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco International Airport, Second Series 2002, Issue 28A, 5.250%, 5/01/17 (Pre-refunded 5/01/12) – NPFG Insured (Alternative Minimum Tax)	5/12 at 100.00	A+ (7)	2,057,460
825	San Mateo Union High School District, San Mateo County, California, Certificates of Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 (Pre-refunded	12/17 at 100.00	AA– (7)	1,019,354
	12/15/17) – AMBAC Insured
2,800	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A, 5.500%, 6/01/36 (Pre-refunded 6/01/12)	6/12 at 100.00	Aaa	2,911,272
1,500	Whittier, California, Health Facility Revenue Bonds, Presbyterian Intercommunity Hospital, Series 2002, 5.600%, 6/01/22 (Pre-refunded 6/01/12)	6/12 at 101.00	N/R (7)	1,575,705
40,005	Total U.S. Guaranteed			43,041,754
	Utilities – 8.6% (5.9% of Total Investments)
5,000	Anaheim Public Finance Authority, California, Second Lien Electric Distribution Revenue Bonds, Series 2004, 5.250%, 10/01/21 – NPFG Insured	10/14 at 100.00	A+	5,214,400
2,355	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A, 5.000%, 11/15/35	No Opt. Call	A	2,046,165
1,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2003A-2, 5.000%, 7/01/23 – NPFG Insured	7/13 at 100.00	AA–	1,060,510
500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2005A-1, 5.000%, 7/01/31 – AGM Insured (UB)	7/15 at 100.00	AA+	514,265
	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005:
790	5.125%, 9/01/31 – SYNCORA GTY Insured	9/15 at 100.00	N/R	713,512
1,500	5.250%, 9/01/36 – SYNCORA GTY Insured	9/15 at 100.00	N/R	1,327,035
2,000	Santa Clara, California, Subordinate Electric Revenue Bonds, Series 2003A, 5.250%, 7/01/20 – NPFG Insured	7/13 at 100.00	A1	2,117,500
1,500	Southern California Public Power Authority, California, Milford Wind Corridor Phase I Revenue Bonds, Series 2010-1, 5.000%, 7/01/28	No Opt. Call	AA–	1,596,030
4,000	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A, 5.000%, 11/01/33	No Opt. Call	Baa1	3,727,080
18,645	Total Utilities			18,316,497
	Water and Sewer – 11.0% (7.5% of Total Investments)
1,400	Castaic Lake Water Agency, California, Certificates of Participation, Series 2006C, 5.000%, 8/01/36 – NPFG Insured	8/16 at 100.00	AA–	1,402,660
545	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006, 5.000%, 4/01/36 – NPFG Insured	4/16 at 100.00	AA–	549,970
1,160	Metropolitan Water District of Southern California, Waterworks Revenue Bonds, Tender Option Bond Trust 09-8B, 17.115%, 7/01/35 (IF) (4)	7/19 at 100.00	AAA	1,461,136
1,500	Orange County Water District, California, Revenue Certificates of Participation, Tender Option Bond Trust 11782-1, 17.486%, 2/15/35 (IF)	8/20 at 100.00	AAA	1,793,400
750	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series 2006, 5.000%, 12/01/31 – FGIC Insured	6/16 at 100.00	AA	780,300

48	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$1,700	San Buenaventura, California, Wastewater Revenue Certificates of Participation, Series 2004, 5.000%, 3/01/24 – NPFG Insured	3/14 at 100.00	AA	$1,762,390
4,785	San Diego Public Facilities Financing Authority, California, Subordinate Lien Water Revenue Bonds, Series 2002, 5.000%, 8/01/21 – NPFG Insured	8/12 at 100.00	Aa3	4,948,309
10,000	San Francisco City and County Public Utilities Commission, California, Clean Water Revenue Refunding Bonds, Series 2003A, 5.250%, 10/01/20 – NPFG Insured	4/13 at 100.00	AA–	10,571,497
21,840	Total Water and Sewer			23,269,662
$337,335	Total Investments (cost $311,810,849) – 147.0%			312,133,175
	Floating Rate Obligations – (5.4)%			(11,390,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (46.1)% (8)			(97,846,300)
	Other Assets Less Liabilities – 4.5%			9,478,476
	Net Assets Applicable to Common Shares – 100%			$212,375,351

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collaterize the net payment obligations for investments in inverse floating rate transactions.
(5)
At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)
For fair value measurement disclosure purposes, investment categorized as Level 3. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Investment Valuation for more information.

(7)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities.

(8)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.3%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments	49

Nuveen California Dividend Advantage Municipal Fund 3
NZH	Portfolio of Investments
August 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 7.8% (5.3% of Total Investments)
$870	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21	6/15 at 100.00	BBB	$810,257
7,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 5.750%, 6/01/47	6/17 at 100.00	Baa3	5,314,200
29,660	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37	6/22 at 100.00	BB+	18,389,793
38,030	Total Consumer Staples			24,514,250
	Education and Civic Organizations – 6.4% (4.4% of Total Investments)
290	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series 2005A, 5.000%, 10/01/35	10/15 at 100.00	A3	272,600
2,160	California Educational Facilities Authority, Revenue Bonds, University of San Francisco, Series 2011, 6.125%, 10/01/36	10/21 at 100.00	A3	2,370,254
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006:
200	5.000%, 11/01/21	11/15 at 100.00	A2	212,150
270	5.000%, 11/01/25	11/15 at 100.00	A2	278,683
1,000	5.000%, 11/01/30	11/15 at 100.00	A2	1,011,920
1,500	California Educational Facilities Authority, Student Loan Revenue Bonds, Cal Loan Program, Series 2001A, 5.400%, 3/01/21 – NPFG Insured (Alternative Minimum Tax)	3/12 at 100.00	Baa1	1,500,975
6,000	California State University, Systemwide Revenue Bonds, Series 2005C, 5.000%, 11/01/27 – NPFG Insured	11/15 at 100.00	Aa2	6,264,180
1,300	California Statewide Communities Development Authority, School Facility Revenue Bonds, Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46	7/21 at 100.00	N/R	1,261,949
610	California Statewide Community Development Authority, Revenue Bonds, Notre Dame de Namur University, Series 2003, 6.500%, 10/01/23	10/13 at 100.00	N/R	588,235
4,000	University of California, General Revenue Bonds, Series 2003A, 5.000%, 5/15/23 – AMBAC Insured (UB)	5/13 at 100.00	Aa1	4,242,120
2,000	University of California, Limited Project Revenue Bonds, Series 2007D, 5.000%, 5/15/41 – FGIC Insured	5/16 at 101.00	Aa2	2,028,080
19,330	Total Education and Civic Organizations			20,031,146
	Health Care – 32.2% (21.9% of Total Investments)
	California Health Facilities Financing Authority, Revenue Bonds, Casa Colina Inc., Series 2001:
4,000	6.000%, 4/01/22	4/12 at 100.00	BBB+	4,029,520
2,000	6.125%, 4/01/32	4/12 at 100.00	BBB+	2,003,560
670	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Series 2006, 5.000%, 4/01/37	4/16 at 100.00	A+	641,994
3,530	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2011B, 6.000%, 8/15/42	8/20 at 100.00	AA–	3,811,341
3,735	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option Bonds Trust 3765, 18.618%, 5/15/39 (IF) (4)	11/16 at 100.00	AA–	3,516,839
2,520	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System West, Series 2005A, 5.000%, 3/01/35	3/15 at 100.00	A	2,399,569
1,650	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System West, Series 2007B, 5.000%, 3/01/37 – AGC Insured	3/18 at 100.00	AA+	1,632,411
8,875	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health, Series 2011A, 6.000%, 8/15/42	8/20 at 100.00	AA–	9,582,338

50	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$1,594	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health System, Trust 2554, 18.324%, 7/01/47 – AGM Insured (IF)	7/18 at 100.00	AA+	$1,628,621
	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health System, Series 2007A:
705	4.800%, 7/15/17	No Opt. Call	N/R	697,506
3,435	5.125%, 7/15/31	7/17 at 100.00	N/R	2,949,566
6,525	California Statewide Community Development Authority, Health Facility Revenue Refunding Bonds, Memorial Health Services, Series 2003A, 6.000%, 10/01/12	No Opt. Call	AA–	6,897,121
6,450	California Statewide Community Development Authority, Hospital Revenue Bonds, Monterey Peninsula Hospital, Series 2003B, 5.250%, 6/01/18 – AGM Insured	6/13 at 100.00	AA+	6,838,484
4,500	California Statewide Community Development Authority, Insured Health Facility Revenue Bonds, Catholic Healthcare West, Series 2008K, 5.500%, 7/01/41 – AGC Insured	7/17 at 100.00	AA+	4,576,995
7,665	California Statewide Community Development Authority, Insured Mortgage Hospital Revenue Bonds, Mission Community Hospital, Series 2001, 5.375%, 11/01/21	11/11 at 100.00	A–	7,680,253
2,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A, 5.250%, 7/01/35	7/15 at 100.00	BBB	1,638,560
4,300	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System, Series 2006, 5.000%, 3/01/41	3/16 at 100.00	A+	4,047,633
645	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2001C, 5.250%, 8/01/31	8/16 at 100.00	A+	653,327
3,860	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007A, 5.750%, 7/01/47 – FGIC Insured	7/18 at 100.00	AA–	3,891,305
1,765	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2009A, 5.750%, 7/01/39	7/19 at 100.00	AA–	1,818,656
5,600	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3102, 18.317%, 11/15/46 (IF)	11/16 at 100.00	AA–	5,272,792
2,950	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 2008A, 8.250%, 12/01/38	12/17 at 100.00	BBB	3,252,552
2,330	Newport Beach, California, Revenue Bonds, Hoag Memorial Hospital Presbyterian, Series 2011A, 6.000%, 12/01/40	12/21 at 100.00	AA	2,561,998
695	Oak Valley Hospital District, Stanislaus County, California, Revenue Bonds, Series 2010A, 6.500%, 11/01/29	11/20 at 100.00	BBB–	695,869
7,650	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/41	11/20 at 100.00	Baa3	7,174,859
	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical Center, Series 2007A:
5,790	5.000%, 7/01/38	7/17 at 100.00	Baa1	5,091,842
2,500	5.000%, 7/01/47	7/17 at 100.00	Baa1	2,135,150
3,400	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011, 7.500%, 12/01/41	12/21 at 100.00	BB	3,375,282
101,339	Total Health Care			100,495,943
	Housing/Multifamily – 4.2% (2.9% of Total Investments)
2,030	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010A, 6.400%, 8/15/45	8/20 at 100.00	BBB–	1,990,801
325	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, San Juan Mobile Estates, Series 2006B, 5.850%, 5/15/41	5/16 at 100.00	N/R	287,284
1,735	Rohnert Park Finance Authority, California, Senior Lien Revenue Bonds, Rancho Feliz Mobile Home Park, Series 2003A, 5.750%, 9/15/38	9/13 at 100.00	A+	1,737,585
1,125	Rohnert Park Finance Authority, California, Subordinate Lien Revenue Bonds, Rancho Feliz Mobile Home Park, Series 2003B, 6.625%, 9/15/38	9/13 at 100.00	N/R	1,127,858

Nuveen Investments	51

Nuveen California Dividend Advantage Municipal Fund 3 (continued)
NZH	Portfolio of Investments
August 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)
$3,610	San Bernardino County Housing Authority, California, GNMA Collateralized Multifamily Mortgage Revenue Bonds, Pacific Palms Mobile Home Park, Series 2001A, 6.700%, 12/20/41	11/11 at 105.00	Aaa	$3,774,580
	San Jose, California, Multifamily Housing Revenue Bonds, GNMA Mortgage-Backed Securities Program, Lenzen Housing, Series 2001B:
1,250	5.350%, 2/20/26 (Alternative Minimum Tax)	2/12 at 102.00	AA+	1,263,800
2,880	5.450%, 2/20/43 (Alternative Minimum Tax)	2/12 at 102.00	AA+	2,892,442
12,955	Total Housing/Multifamily			13,074,350
	Housing/Single Family – 3.0% (2.1% of Total Investments)
420	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%, 8/01/30 – FGIC Insured (Alternative Minimum Tax)	2/16 at 100.00	Baa1	420,269
	California Housing Finance Agency, Home Mortgage Revenue Bonds, Tender Option Bond Trust 3206:
10,180	8.116%, 02/01/24 (Alternative Minimum Tax) (IF)	2/16 at 100.00	BBB	6,681,745
3,805	8.488%, 02/01/24 (Alternative Minimum Tax) (IF)	2/17 at 100.00	BBB	2,407,233
14,405	Total Housing/Single Family			9,509,247
	Industrials – 2.0% (1.4% of Total Investments)
5,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2005C, 5.125%, 11/01/23 (Alternative Minimum Tax)	11/15 at 101.00	BBB	5,101,550
5,205	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax) (5)	No Opt. Call	CCC+	1,146,870
10,205	Total Industrials			6,248,420
	Long-Term Care – 2.0% (1.4% of Total Investments)
2,450	California Health Facilities Financing Authority, Cal-Mortgage Insured Revenue Bonds, Northern California Retired Officers Community Corporation – Paradise Valley Estates, Series 2002, 5.125%, 1/01/22	1/13 at 100.00	A–	2,495,374
	California Health Facilities Financing Authority, Insured Senior Living Revenue Bonds, Aldersly Project, Series 2002A:
1,500	5.125%, 3/01/22	3/12 at 101.00	A–	1,519,680
1,315	5.250%, 3/01/32	3/12 at 101.00	A–	1,304,401
1,000	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series 2009, 8.000%, 11/01/29	11/19 at 100.00	Baa1	1,087,160
6,265	Total Long-Term Care			6,406,615
	Tax Obligation/General – 11.2% (7.6% of Total Investments)
	California State, General Obligation Bonds, Various Purpose Series 2009:
3,500	5.500%, 11/01/39	11/19 at 100.00	A1	3,640,875
3,040	6.000%, 11/01/39	11/19 at 100.00	A1	3,330,046
1,960	California State, General Obligation Bonds, Various Purpose Series 2010, 5.500%, 3/01/40	3/20 at 100.00	A1	2,041,654
15	California, General Obligation Veterans Welfare Bonds, Series 2001BZ, 5.350%, 12/01/21 – NPFG Insured (Alternative Minimum Tax)	12/11 at 100.00	AA	15,016
3,000	Contra Costa County Community College District, California, General Obligation Bonds, Series 2002, 5.000%, 8/01/23 – FGIC Insured	8/12 at 100.00	Aa1	3,095,850
2,260	Jurupa Unified School District, Riverside County, California, General Obligation Bonds, Series 2002, 5.125%, 8/01/22 – FGIC Insured	2/12 at 101.00	A+	2,285,538
18,500	Poway Unified School District, San Diego County, California, School Facilities Improvement District 2007-1 General Obligation Bonds, Series 2011B, 0.000%, 8/01/46	No Opt. Call	Aa2	1,942,500
870	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001, 5.000%, 7/01/24 – AGM Insured	11/11 at 100.00	AA+	870,348
575	Roseville Joint Union High School District, Placer County, California, General Obligation Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured	8/15 at 100.00	AA–	595,321

52	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$4,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Election of 1998, Series 2002D, 5.250%, 7/01/21 – FGIC Insured	7/12 at 101.00	Aa1	$4,189,480
2,715	San Jose-Evergreen Community College District, Santa Clara County, California, General Obligation Bonds, Series 2005A, 5.000%, 9/01/25 – NPFG Insured	9/15 at 100.00	Aa1	2,837,419
2,115	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds, Election 2010 Series 2011A, 5.000%, 9/01/42	9/21 at 100.00	Aa1	2,210,683
	Yosemite Community College District, California, General Obligation Bonds, Capital Appreciation, Election 2004, Series 2010D:
15,000	0.000%, 8/01/31	No Opt. Call	Aa2	4,244,550
12,520	0.000%, 8/01/42	No Opt. Call	Aa2	3,573,834
70,070	Total Tax Obligation/General			34,873,114
	Tax Obligation/Limited – 42.9% (29.2% of Total Investments)
1,960	Borrego Water District, California, Community Facilities District 2007-1 Montesoro, Special Tax Bonds, Series 2007, 5.750%, 8/01/25 (5), (6)	8/17 at 102.00	N/R	725,200
7,135	Brentwood Infrastructure Financing Authority, Contra Costa County, California, Capital Improvement Revenue Bonds, Series 2001, 5.000%, 11/01/25 – AGM Insured	11/11 at 100.00	AA+	7,175,884
8,210	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series 2003C, 5.500%, 6/01/16	12/13 at 100.00	A2	8,732,813
4,000	California State Public Works Board, Lease Revenue Bonds, Department of General Services, Series 2002B, 5.000%, 3/01/27 – AMBAC Insured	3/12 at 100.00	A2	4,004,200
4,510	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health, Hospital Addition, Series 2001A, 5.000%, 12/01/26 – AMBAC Insured	12/11 at 102.00	A2	4,537,962
1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009G-1, 5.750%, 10/01/30	10/19 at 100.00	A2	1,050,340
2,260	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2010A-1, 5.750%, 3/01/30	3/20 at 100.00	A2	2,378,605
	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District 90-2 – Talega, Series 2003:
1,750	5.875%, 9/01/23	9/13 at 100.00	N/R	1,775,813
550	6.000%, 9/01/33	9/13 at 100.00	N/R	551,639
715	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured	9/15 at 100.00	BBB	707,593
2,160	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured	9/16 at 101.00	A–	1,870,387
725	National City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, National City Redevelopment Project Area, Series 2011, 6.500%, 8/01/24	8/21 at 100.00	A–	756,153
1,125	Fontana, California, Special Tax Bonds, Sierra Community Facilities District 22, Series 2004, 6.000%, 9/01/34	9/14 at 100.00	N/R	1,080,338
3,500	Fremont, California, Special Tax Bonds, Community Facilities District 1, Pacific Commons, Series 2005, 6.300%, 9/01/31	3/12 at 100.00	N/R	3,500,665
1,000	Fullerton Community Facilities District 1, California, Special Tax Bonds, Amerige Heights, Series 2002, 6.100%, 9/01/22	9/12 at 100.00	N/R	1,016,060
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds, Series 2006A:
330	5.000%, 9/01/26	9/16 at 100.00	N/R	313,295
760	5.125%, 9/01/36	9/16 at 100.00	N/R	682,586
3,000	Lake Elsinore Public Finance Authority, California, Local Agency Revenue Refunding Bonds, Series 2003H, 6.000%, 10/01/20	10/13 at 102.00	N/R	3,092,760

Nuveen Investments	53

Nuveen California Dividend Advantage Municipal Fund 3 (continued)
NZH	Portfolio of Investments
August 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$685	Lammersville School District, San Joaquin County, California, Community Facilities District 2002, Mountain House Special Tax Bonds, Series 2006, 5.125%, 9/01/35	9/16 at 100.00	N/R	$578,626
5,250	Lammersville School District, San Joaquin County, California, Special Tax Bonds, Community Facilities District of Mountain House, Series 2002, 6.300%, 9/01/24	9/12 at 101.00	N/R	5,307,750
2,000	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities District 1 of Sycamore Creek, Series 2003, 6.500%, 9/01/24	9/13 at 102.00	N/R	2,070,220
1,000	Lindsay Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2007, 5.000%, 8/01/37 – RAAI Insured	8/17 at 100.00	BBB+	851,290
5,425	Lodi, California, Certificates of Participation, Public Improvement Financing Project, Series 2002, 5.000%, 10/01/26 – NPFG Insured	10/12 at 100.00	A	5,469,702
1,310	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured	9/15 at 100.00	A1	1,181,528
1,675	Moreno Valley Unified School District, Riverside County, California, Certificates of Participation, Series 2005, 5.000%, 3/01/26 – AGM Insured	3/14 at 100.00	AA+	1,711,482
	North Natomas Community Facilities District 4, Sacramento, California, Special Tax Bonds, Series 2006D:
535	5.000%, 9/01/26	9/14 at 102.00	N/R	485,031
245	5.000%, 9/01/33	9/14 at 102.00	N/R	207,875
270	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40	9/21 at 100.00	A–	281,764
3,000	Oakland Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Central District Redevelopment Project, Series 2003, 5.500%, 9/01/19 – FGIC Insured	3/13 at 100.00	A–	3,048,570
4,520	Ontario Redevelopment Financing Authority, California, Lease Revenue Bonds, Capital Projects, Series 2001, 5.000%, 8/01/24 – AMBAC Insured	8/12 at 100.50	AA–	4,567,867
2,000	Orange County, California, Special Tax Bonds, Community Facilities District 02-1 of Ladera Ranch, Series 2003A, 5.550%, 8/15/33	8/12 at 100.00	N/R	1,963,620
11,165	Palm Desert Financing Authority, California, Tax Allocation Revenue Refunding Bonds, Project Area 1, Series 2002, 5.100%, 4/01/30 – NPFG Insured	4/12 at 102.00	Baa1	9,921,889
3,250	Pomona Public Financing Authority, California, Revenue Refunding Bonds, Merged Redevelopment Projects, Series 2001AD, 5.000%, 2/01/27 – NPFG Insured	2/12 at 100.00	Baa1	2,910,830
1,000	Poway Unified School District, San Diego County, California, Special Tax Bonds, Community Facilities District 14 Del Sur, Series 2006, 5.125%, 9/01/26	9/16 at 100.00	N/R	914,250
6,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%, 7/01/39 – FGIC Insured	No Opt. Call	Baa1	5,519,280
865	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series 2011A, 5.750%, 9/01/30	9/21 at 100.00	BBB+	877,482
625	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured	9/15 at 100.00	A–	548,200
155	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011-B, 6.500%, 10/01/25	10/21 at 100.00	A–	160,789
3,375	Riverside County Redevelopment Agency, California, Interstate 215 Corridor Redevelopment Project Area Tax Allocation Bonds, Series 2010E, 6.500%, 10/01/40	10/20 at 100.00	A–	3,486,848
780	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%, 8/01/25 – AMBAC Insured	8/13 at 100.00	AA–	786,911
1,145	Sacramento, California, Special Tax Bonds, North Natomas Community Facilities District 4, Series 2003C, 6.000%, 9/01/33	9/14 at 100.00	N/R	1,119,043
14,505	San Diego Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Centre City Project, Series 2001A, 5.000%, 9/01/26 – AGM Insured	9/12 at 100.50	AA+	14,669,632

54	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$2,300	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Series 2001, 5.000%, 7/01/26 – AMBAC Insured	11/11 at 100.00	AA+	$2,305,819
125	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41	2/21 at 100.00	A–	132,529
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds, Mission Bay South Redevelopment Project, Series 2011D:
125	7.000%, 8/01/33	2/21 at 100.00	BBB	131,589
160	7.000%, 8/01/41	2/21 at 100.00	BBB	167,853
215	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011, 7.000%, 10/01/26	4/21 at 100.00	N/R	216,322
8,710	South Orange County Public Financing Authority, California, Special Tax Revenue Bonds, Ladera Ranch, Series 2005A, 5.000%, 8/15/32 – AMBAC Insured	8/15 at 100.00	BBB+	8,141,150
1,165	Temecula Redevelopment Agency, California, Redevelopment Project 1 Tax Allocation Housing Bonds Series 2011A, 7.000%, 8/01/39	8/21 at 100.00	A	1,246,550
600	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Refunding Series 2009A, 8.625%, 9/01/39	9/14 at 105.00	N/R	640,212
2,810	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Series 2003B, 7.000%, 9/01/38	9/13 at 103.00	N/R	2,645,250
2,000	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Series 2004B, 6.000%, 9/01/39	9/13 at 102.00	N/R	1,646,920
1,375	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 2001-1, Series 2004A, 6.125%, 9/01/39	9/13 at 103.00	N/R	1,152,209
370	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds, Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.500%, 9/01/32	9/21 at 100.00	A–	385,740
2,500	Yucaipa-Calimesa Joint Unified School District, San Bernardino County, California, General Obligation Refunding Bonds, Series 2001A, 5.000%, 10/01/26 – NPFG Insured	10/11 at 100.00	A2	2,500,175
137,925	Total Tax Obligation/Limited			133,905,090
	Transportation – 7.4% (5.0% of Total Investments)
1,690	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2006F, 5.000%, 4/01/31 (UB)	4/16 at 100.00	AA	1,746,852
11,750	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds, Series 1999, 5.875%, 1/15/28	1/14 at 101.00	BBB–	11,597,250
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2003, Issue 29B:
4,110	5.125%, 5/01/17 – FGIC Insured	5/13 at 100.00	A+	4,324,172
5,140	5.125%, 5/01/19 – FGIC Insured	5/13 at 100.00	A+	5,355,212
22,690	Total Transportation			23,023,486
	U.S. Guaranteed – 15.8% (10.8% of Total Investments) (7)
4,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2002A, 6.750%, 9/01/25 (Pre-refunded 9/01/12)	9/12 at 102.00	N/R (7)	4,333,680
7,510	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Merced County Tobacco Funding Corporation, Series 2002A, 5.500%, 6/01/33 (Pre-refunded 6/01/12)	6/12 at 100.00	Baa3 (7)	7,747,091
	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
3,500	5.375%, 5/01/17 (Pre-refunded 5/01/12) – SYNCORA GTY Insured	5/12 at 101.00	Aaa	3,655,925
8,000	5.125%, 5/01/18 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	8,343,040
720	California Statewide Community Development Authority, Revenue Bonds, Thomas Jefferson School of Law, Series 2005A, 4.875%, 10/01/31 (Pre-refunded 10/01/15)	10/15 at 100.00	N/R (7)	806,774

Nuveen Investments	55

Nuveen California Dividend Advantage Municipal Fund 3 (continued)
NZH	Portfolio of Investments
August 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (7) (continued)
$2,000	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds, Franciscan Mobile Home Park Project, Series 2002A, 5.800%, 12/15/25 (Pre-refunded 12/15/13)	12/13 at 102.00	N/R (7)	$2,278,080
3,815	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1, 6.250%, 6/01/33 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	4,131,492
1,940	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1, Series 2003A, 6.500%, 9/01/25 (Pre-refunded 9/01/13)	9/13 at 102.00	N/R (7)	2,200,833
1,335	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1, Series 2004, 6.000%, 9/01/34 (Pre-refunded 9/01/13)	9/13 at 102.00	N/R (7)	1,501,261
5,500	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2002D, 5.375%, 7/01/36 (Pre-refunded 7/01/12)	7/12 at 100.00	AA+ (7)	5,732,815
1,345	San Mateo Union High School District, San Mateo County, California, Certificates of Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 (Pre-refunded	12/17 at 100.00	AA– (7)	1,661,855
	12/15/17) – AMBAC Insured
4,200	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A, 5.500%, 6/01/36 (Pre-refunded 6/01/12)	6/12 at 100.00	Aaa	4,366,908
2,500	Whittier, California, Health Facility Revenue Bonds, Presbyterian Intercommunity Hospital, Series 2002, 5.600%, 6/01/22 (Pre-refunded 6/01/12)	6/12 at 101.00	N/R (7)	2,626,175
46,365	Total U.S. Guaranteed			49,385,929
	Utilities – 4.3% (2.9% of Total Investments)
3,815	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A, 5.000%, 11/15/35	No Opt. Call	A	3,314,701
	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005:
2,000	5.000%, 9/01/26 – SYNCORA GTY Insured	9/15 at 100.00	N/R	1,908,580
1,285	5.125%, 9/01/31 – SYNCORA GTY Insured	9/15 at 100.00	N/R	1,160,586
5,000	Merced Irrigation District, California, Revenue Certificates of Participation, Electric System Project, Series 2003, 5.700%, 9/01/36	9/13 at 102.00	Baa3	4,397,400
2,500	Salinas Valley Solid Waste Authority, California, Revenue Bonds, Series 2002, 5.125%,8/01/22 – AMBAC Insured (Alternative Minimum Tax)	8/12 at 100.00	A+	2,507,225
14,600	Total Utilities			13,288,492
	Water and Sewer – 7.5% (5.1% of Total Investments)
1,070	Burbank, California, Wastewater System Revenue Bonds, Series 2004A, 5.000%, 6/01/22 – AMBAC Insured	6/14 at 100.00	AA+	1,118,193
3,000	East Valley Water District Financing Authority, California, Refunding Revenue Bonds, Series 2010, 5.000%, 10/01/40	10/20 at 100.00	AA–	3,035,910
1,125	Fortuna Public Finance Authority, California, Water Revenue Bonds, Series 2006, 5.000%, 10/01/36 – AGM Insured	10/16 at 100.00	AA+	1,133,730
890	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006, 5.000%, 4/01/36 – NPFG Insured	4/16 at 100.00	AA–	898,117
850	Marina Coast Water District, California, Enterprise Certificate of Participation, Series 2006, 5.000%, 6/01/31 – NPFG Insured	6/16 at 100.00	AA–	861,040
3,000	Pico Rivera Water Authority, California, Revenue Bonds, Series 2001A, 6.250%, 12/01/32	12/11 at 102.00	N/R	2,958,030
1,000	San Buenaventura, California, Wastewater Revenue Certificates of Participation, Series 2004, 5.000%, 3/01/24 – NPFG Insured	3/14 at 100.00	AA	1,036,700

56	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
	San Diego Public Facilities Financing Authority, California, Subordinate Lien Water Revenue Bonds, Series 2002:
$2,500	5.000%, 8/01/23 – NPFG Insured	8/12 at 100.00	Aa3	$2,575,000
6,260	5.000%, 8/01/24 – NPFG Insured	8/12 at 100.00	Aa3	6,437,906
3,315	San Francisco City and County Public Utilities Commission, California, Clean Water Revenue Refunding Bonds, Series 2003A, 5.250%, 10/01/18 – NPFG Insured	4/13 at 100.00	AA–	3,517,875
23,010	Total Water and Sewer			23,572,501
$517,189	Total Investments (cost $467,625,600) – 146.7%			458,328,583
	Floating Rate Obligations – (1.2)%			(3,845,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (51.1)% (8)			(159,544,500)
	Other Assets Less Liabilities – 5.6%			17,486,211
	Net Assets Applicable to Common Shares – 100%			$312,425,294

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collaterize the net payment obligations for investments in inverse floating rate transactions.
(5)
At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)
For fair value measurement disclosure purposes, investment categorized as Level 3. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Investment Valuation for more information.

(7)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities.

(8)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 34.8%.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments	57

Nuveen Insured California Dividend Advantage Municipal Fund
NKL	Portfolio of Investments
August 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 3.9% (2.6% of Total Investments)
$14,155	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37	6/22 at 100.00	BB+	$8,776,383
	Education and Civic Organizations – 4.8% (3.2% of Total Investments)
1,675	California Educational Facilities Authority, Revenue Bonds, University of San Diego, Series 2002A, 5.250%, 10/01/30	10/12 at 100.00	A2	1,693,107
9,000	California State University, Systemwide Revenue Bonds, Series 2002A, 5.125%, 11/01/26 – AMBAC Insured	11/12 at 100.00	Aa2	9,188,640
10,675	Total Education and Civic Organizations			10,881,747
	Health Care – 7.8% (5.3% of Total Investments)
5,000	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue Bonds, Sansum-Santa Barbara Medical Foundation Clinic, Series 2002A, 5.600%, 4/01/26	4/12 at 100.00	A–	5,024,900
2,815	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital, Series 2003C, 5.000%, 8/15/20 – AMBAC Insured	8/13 at 100.00	AA	2,927,656
1,748	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health System, Trust 2554, 18.324%, 7/01/47 – AGM Insured (IF)	7/18 at 100.00	AA+	1,786,015
5,000	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System, Series 2006, 5.000%, 3/01/41	3/16 at 100.00	A+	4,706,550
3,200	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007A, 5.750%, 7/01/47 – FGIC Insured	7/18 at 100.00	AA–	3,225,952
17,763	Total Health Care			17,671,073
	Housing/Multifamily – 1.3% (0.9% of Total Investments)
1,000	California Statewide Community Development Authority, Student Housing Revenue Bonds, EAH – Irvine East Campus Apartments, LLC Project, Series 2002A, 5.500%, 8/01/22 – ACA Insured	8/12 at 100.00	Baa1	1,004,110
1,905	Los Angeles, California, GNMA Mortgage-Backed Securities Program Multifamily Housing Revenue Bonds, Park Plaza West Senior Apartments, Series 2001B, 5.300%, 1/20/21 (Alternative Minimum Tax)	1/12 at 102.00	AA+	1,942,700
2,905	Total Housing/Multifamily			2,946,810
	Housing/Single Family – 0.1% (0.1% of Total Investments)
270	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%, 8/01/30 – FGIC Insured (Alternative Minimum Tax)	2/16 at 100.00	Baa1	270,173
	Industrials – 1.2% (0.8% of Total Investments)
2,435	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Republic Services Inc., Series 2002C, 5.250%, 6/01/23 (Mandatory put 12/01/17) (Alternative Minimum Tax)	No Opt. Call	BBB	2,613,534
	Long-Term Care – 1.4% (0.9% of Total Investments)
3,000	ABAG Finance Authority for Non-Profit Corporations, California, Insured Senior Living Revenue Bonds, Odd Fellows Home of California, Series 2003A, 5.200%, 11/15/22	11/12 at 100.00	A–	3,031,500
	Tax Obligation/General – 36.7% (24.7% of Total Investments)
900	California State, General Obligation Bonds, Series 2003, 5.000%, 2/01/21	8/13 at 100.00	A1	958,581
8,250	California, General Obligation Refunding Bonds, Series 2002, 5.000%, 2/01/22 – NPFG Insured	2/12 at 100.00	A1	8,357,993
20,750	Coachella Valley Unified School District, Riverside County, California, General Obligation Bonds, Capital Appreciation, Election 2005 Series 2010C, 0.000%, 8/01/43 – AGM Insured	No Opt. Call	AA+	2,470,703
3,375	Coast Community College District, Orange County, California, General Obligation Bonds, Series 2006C, 0.000%, 8/01/31 – AGM Insured	8/18 at 100.00	AA+	3,087,011
10,000	East Side Union High School District, Santa Clara County, California, General Obligation Bonds, Series 2005, 0.000%, 8/01/28 – SYNCORA GTY Insured	8/13 at 47.75	A	3,285,000
230	El Monte Union High School District, Los Angeles County, California, General Obligation Bonds, Series 2003A, 5.000%, 6/01/28 – AGM Insured	6/13 at 100.00	AA+	233,312

58	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$2,730	Fontana Unified School District, San Bernardino County, California, General Obligation Bonds, Trust 2668, 9.359%, 2/01/16 – AGM Insured (IF)	No Opt. Call	AA+	$3,086,047
10,000	Fremont Unified School District, Alameda County, California, General Obligation Bonds, Series 2002A, 5.000%, 8/01/25 – FGIC Insured	8/12 at 101.00	Aa2	10,414,400
1,000	Los Rios Community College District, Sacramento, El Dorado and Yolo Counties, California, General Obligation Bonds, Series 2006C, 5.000%, 8/01/25 – AGM Insured (UB)	8/14 at 100.00	AA+	1,105,530
1,500	Madera Unified School District, Madera County, California, General Obligation Bonds, Series 2002, 5.000%, 8/01/28 – AGM Insured	8/12 at 100.00	AA+	1,533,015
2,000	Murrieta Valley Unified School District, Riverside County, California, General Obligation Bonds, Series 2007, 4.500%, 9/01/30 – AGM Insured	9/17 at 100.00	AA+	1,993,680
2,500	Oakland Unified School District, Alameda County, California, General Obligation Bonds, Series 2002, 5.250%, 8/01/21 – FGIC Insured	8/12 at 100.00	A2	2,539,650
16,000	Poway Unified School District, San Diego County, California, School Facilities Improvement District 2007-1 General Obligation Bonds, Series 2011B, 0.000%, 8/01/46	No Opt. Call	Aa2	1,680,000
375	Roseville Joint Union High School District, Placer County, California, General Obligation Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured	8/15 at 100.00	AA–	388,253
1,500	San Juan Capistano, California, General Obligation Bonds, Open Space Program, Tender Option Bond Trust 3646, 17.740%, 8/01/17 (IF)	No Opt. Call	AAA	1,851,300
3,500	San Mateo County Community College District, California, General Obligation Bonds, Series 2002A, 5.000%, 9/01/26 – FGIC Insured	9/12 at 100.00	Aaa	3,613,960
	San Ysidro School District, San Diego County, California, General Obligation Bonds, 1997 Election Series 2011F:
7,230	0.000%, 8/01/42 – AGM Insured	8/21 at 21.00	AA+	749,896
10,450	0.000%, 8/01/43 – AGM Insured	8/21 at 19.43	AA+	1,003,305
21,225	0.000%, 8/01/44 – AGM Insured	8/21 at 17.98	AA+	1,881,809
12,550	0.000%, 8/01/45 – AGM Insured	8/21 at 16.64	AA+	1,027,218
23,425	0.000%, 8/01/46 – AGM Insured	8/21 at 15.39	AA+	1,773,975
14,915	Southwestern Community College District, San Diego County, California, General Obligation Bonds, Election of 2008, Series 2011C, 0.000%, 8/01/41	No Opt. Call	Aa2	2,094,812
24,280	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds, Election 2008 Series 2011D, 0.000%, 8/01/47 – AGC Insured	8/37 at 100.00	AA+	8,918,530
15,780	Sylvan Union School District, Stanislaus County, California, General Obligation Bonds, Election of 2006, Series 2010, 0.000%, 8/01/49 – AGM Insured	No Opt. Call	AA+	4,336,186
10,000	Vista Unified School District, San Diego County, California, General Obligation Bonds, Series 2002A, 5.000%, 8/01/23 – AGM Insured	8/12 at 100.00	AA+	10,297,200
3,905	West Kern Community College District, California, General Obligation Bonds, Election 2004, Series 2007C, 5.000%, 10/01/32 – SYNCORA GTY Insured	11/17 at 100.00	A+	3,982,553
228,370	Total Tax Obligation/General			82,663,919
	Tax Obligation/Limited – 46.7% (31.5% of Total Investments)
1,450	Baldwin Park Public Financing Authority, California, Sales Tax and Tax Allocation Bonds, Puente Merced Redevelopment Project, Series 2003, 5.250%, 8/01/21	8/13 at 102.00	BBB	1,495,139
6,895	Brea and Olinda Unified School District, Orange County, California, Certificates of Participation Refunding, Series 2002A, 5.125%, 8/01/26 – AGM Insured	8/12 at 100.00	AA+	6,981,463
2,200	California Infrastructure Economic Development Bank, Los Angeles County, Revenue Bonds, Department of Public Social Services, Series 2003, 5.000%, 9/01/28 – AMBAC Insured	9/13 at 101.00	A+	2,216,434
3,100	California State Public Works Board, Lease Revenue Bonds, Department of Health Services, Richmond Lab, Series 2005B, 5.000%, 11/01/30 – SYNCORA GTY Insured	11/15 at 100.00	A2	3,090,328
465	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured	9/15 at 100.00	BBB	460,183
1,400	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured	9/16 at 101.00	A–	1,212,288

Nuveen Investments	59

Nuveen Insured California Dividend Advantage Municipal Fund (continued)
NKL	Portfolio of Investments
August 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$7,035	Corona-Norco Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 98-1, Series 2003, 5.000%, 9/01/28 – NPFG Insured	9/13 at 100.00	Baa1	$6,396,363
3,145	Culver City Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Series 2002A, 5.125%, 11/01/25 – NPFG Insured	5/12 at 100.00	Baa1	2,927,177
7,595	El Monte, California, Senior Lien Certificates of Participation, Department of Public Services Facility Phase II, Series 2001, 5.000%, 1/01/21 – AMBAC Insured	1/12 at 100.00	A2	7,601,532
4,000	Folsom Public Financing Authority, California, Special Tax Revenue Bonds, Series 2004A, 5.000%, 9/01/21 – AMBAC Insured	9/12 at 102.00	N/R	3,835,840
7,780	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/45 – AMBAC Insured	6/15 at 100.00	A2	6,872,385
7,700	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Tender Option Bonds Trust 4686, 8.953%, 6/01/45 – AGC Insured (IF) (4)	6/15 at 100.00	AA+	6,500,956
910	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax Allocation Bonds, Series 2007A, 5.000%, 9/01/37 – SYNCORA GTY Insured	9/17 at 100.00	Ba1	602,356
2,115	Inglewood Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged Area Redevelopment Project, Series 1998A, 5.250%, 5/01/23 – AMBAC Insured	No Opt. Call	N/R	2,109,374
3,500	La Quinta Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project Area 1, Series 2001, 5.100%, 9/01/31 – AMBAC Insured	3/12 at 102.00	A+	3,311,175
3,400	La Quinta Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project Area 1, Series 2002, 5.000%, 9/01/22 – AMBAC Insured	9/12 at 102.00	A+	3,487,482
845	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured	9/15 at 100.00	A1	762,131
1,460	Los Angeles, California, Certificates of Participation, Municipal Improvement Corporation, Series 2003AW, 5.000%, 6/01/33 – AMBAC Insured	6/13 at 100.00	A+	1,468,994
7,000	Los Angeles, California, Certificates of Participation, Series 2002, 5.200%,	4/12 at 100.00	A+	7,036,680
	4/01/27 – AMBAC Insured
8,470	Ontario Redevelopment Financing Authority, California, Lease Revenue Bonds, Capital Projects, Series 2001, 5.200%, 8/01/29 – AMBAC Insured	8/12 at 100.50	AA–	8,532,509
5,000	Palm Desert Financing Authority, California, Tax Allocation Revenue Refunding Bonds, Project Area 1, Series 2002, 5.000%, 4/01/25 – NPFG Insured	4/12 at 102.00	Baa1	4,649,550
405	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured	9/15 at 100.00	A–	355,234
3,000	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple Projects, Series 2005A, 5.000%, 10/01/35 – SYNCORA GTY Insured	10/15 at 100.00	BBB	2,493,930
4,475	Riverside County, California, Asset Leasing Corporate Leasehold Revenue Bonds, Riverside County Hospital Project, Series 1997B, 5.000%, 6/01/19 – NPFG Insured	6/12 at 101.00	Baa1	4,586,114
2,500	Roseville Financing Authority, California, Special Tax Revenue Bonds, Series 2007A, 5.000%, 9/01/33 – AMBAC Insured	9/17 at 100.00	N/R	2,049,175
505	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%, 8/01/25 – AMBAC Insured	8/13 at 100.00	AA–	509,474
3,175	San Buenaventura, California, Certificates of Participation, Series 2001C, 5.250%, 2/01/31 – AMBAC Insured	2/13 at 100.00	N/R	3,144,361
3,730	San Diego Redevelopment Agency, California, Subordinate Lien Tax Increment and Parking Revenue Bonds, Centre City Project, Series 2003B, 5.250%, 9/01/26	11/11 at 100.00	Baa2	3,729,851
4,000	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center Project, Series 2001F, 5.000%, 9/01/19 – NPFG Insured	11/11 at 100.00	AA+	4,013,200
1,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005A, 5.000%, 8/01/28 – NPFG Insured	8/15 at 100.00	BBB+	858,400
2,160	Temecula Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project 1, Series 2002, 5.125%, 8/01/27 – NPFG Insured	11/11 at 100.00	A–	2,022,494
110,415	Total Tax Obligation/Limited			105,312,572

60	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Transportation – 5.3% (3.5% of Total Investments)
$7,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds, Series 1999, 5.875%, 1/15/29	1/14 at 101.00	BBB–	$7,196,175
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2003, Issue 29A:
2,185	5.250%, 5/01/16 – FGIC Insured (Alternative Minimum Tax)	5/13 at 100.00	A+	2,285,488
2,300	5.250%, 5/01/17 – FGIC Insured (Alternative Minimum Tax)	5/13 at 100.00	A+	2,389,286
11,985	Total Transportation			11,870,949
	U.S. Guaranteed – 6.9% (4.6% of Total Investments) (5)
2,250	California Infrastructure Economic Development Bank, First Lien Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2003A, 5.000%, 7/01/36 (Pre-refunded 1/01/28) – AMBAC Insured	1/28 at 100.00	Aaa	2,829,285
4,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2003A-2, 7.900%, 6/01/42 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	5,079,600
3,500	Los Angeles Unified School District, California, General Obligation Bonds, Series 2002E, 5.125%, 1/01/27 (Pre-refunded 7/01/12) – NPFG Insured	7/12 at 100.00	AA– (5)	3,644,795
3,380	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical Center, Series 2004, 5.875%, 7/01/26 (Pre-refunded 7/01/14)	7/14 at 100.00	Baa1 (5)	3,896,160
13,630	Total U.S. Guaranteed			15,449,840
	Utilities – 14.6% (9.9% of Total Investments)
9,000	Anaheim Public Finance Authority, California, Revenue Bonds, Electric System Distribution Facilities, Series 2002A, 5.000%, 10/01/27 – AGM Insured	10/12 at 100.00	AA+	9,275,490
10,000	California Pollution Control Financing Authority, Remarketed Revenue Bonds, Pacific Gas and Electric Company, Series 1996A, 5.350%, 12/01/16 – NPFG Insured (Alternative Minimum Tax)	9/11 at 102.00	A3	10,215,600
2,490	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A, 5.000%, 11/15/35	No Opt. Call	A	2,163,461
830	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%, 9/01/31 – SYNCORA GTY Insured	9/15 at 100.00	N/R	749,639
1,775	Northern California Power Agency, Revenue Refunding Bonds, Hydroelectric Project 1, Series 1998A, 5.200%, 7/01/32 – NPFG Insured	11/11 at 100.00	A	1,775,249
3,000	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series 2001N, 5.000%, 8/15/28 – NPFG Insured	2/12 at 100.00	A+	3,001,470
5,630	Southern California Public Power Authority, Subordinate Revenue Refunding Bonds, Transmission Project, Series 2002A, 4.750%, 7/01/19 – AGM Insured	7/12 at 100.00	AA+	5,799,463
32,725	Total Utilities			32,980,372
	Water and Sewer – 17.8% (12.0% of Total Investments)
2,185	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project, Series 2002X, 5.150%, 12/01/23 – FGIC Insured	12/12 at 100.00	AAA	2,287,411
750	Fortuna Public Finance Authority, California, Water Revenue Bonds, Series 2006, 5.000%, 10/01/36 – AGM Insured	10/16 at 100.00	AA+	755,820
570	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006, 5.000%, 4/01/36 – NPFG Insured	4/16 at 100.00	AA–	575,198
9,000	Los Angeles County Sanitation Districts Financing Authority, California, Capital Projects Revenue Bonds, District 14, Series 2005, 5.000%, 10/01/34 – FGIC Insured	10/15 at 100.00	A+	9,030,870
4,500	Los Angeles County Sanitation Districts Financing Authority, California, Senior Revenue Bonds, Capital Projects, Series 2003A, 5.000%, 10/01/23 – AGM Insured	10/13 at 100.00	AA+	4,824,225
1,560	Manteca Financing Authority, California, Sewerage Revenue Bonds, Series 2003B, 5.000%, 12/01/33 – NPFG Insured	12/13 at 100.00	Aa3	1,567,051
500	Marina Coast Water District, California, Enterprise Certificate of Participation, Series 2006, 5.000%, 6/01/31 – NPFG Insured	6/16 at 100.00	AA–	506,495
9,185	Orange County Sanitation District, California, Certificates of Participation, Series 2003, 5.000%, 2/01/33 – FGIC Insured (UB)	8/13 at 100.00	AAA	9,309,365

Nuveen Investments	61

Nuveen Insured California Dividend Advantage Municipal Fund (continued)
NKL	Portfolio of Investments
August 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$8,000	San Diego County Water Authority, California, Water Revenue Certificates of Participation, Series 2008A, 5.000%, 5/01/38 – AGM Insured	5/18 at 100.00	AA+	$8,225,360
	Semitropic Water Storage District, Kern County, California, Water Banking Revenue Bonds, Series 2004A:
1,315	5.500%, 12/01/20 – SYNCORA GTY Insured	12/14 at 100.00	AA	1,461,281
1,415	5.500%, 12/01/21 – SYNCORA GTY Insured	12/14 at 100.00	AA	1,572,401
38,980	Total Water and Sewer			40,115,477
$487,308	Total Investments (cost $330,852,748) – 148.5%			334,584,349
	Floating Rate Obligations – (3.3)%			(7,385,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (46.3)% (6)			(104,400,000)
	Other Assets Less Liabilities – 1.1%			2,516,791
	Net Assets Applicable to Common Shares – 100%			$225,316,140

The Fund intends to invest at least 80% of its managed assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Insurance for more information.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collaterize the net payment obligations for investments in inverse floating rate transactions.
(5)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities.

(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.2%.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

62	Nuveen Investments

Nuveen Insured California Tax-Free Advantage Municipal Fund
NKX	Portfolio of Investments
August 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 4.6% (3.2% of Total Investments)
$6,070	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37	6/22 at 100.00	BB+	$3,763,521
	Health Care – 24.8% (17.5% of Total Investments)
1,630	California Health Facilities Financing Authority, Revenue Bonds, Childrens Hospital Los Angeles, Series 2010A, 5.250%, 7/01/38 – AGC Insured	7/20 at 100.00	AA+	1,598,834
662	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health System, Trust 2554, 18.324%, 7/01/47 – AGM Insured (IF)	7/18 at 100.00	AA+	676,079
4,000	California Statewide Community Development Authority, Insured Health Facility Revenue Bonds, Catholic Healthcare West, Series 2008K, 5.500%, 7/01/41 – AGC Insured	7/17 at 100.00	AA+	4,068,440
1,815	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System, Series 2006, 5.000%, 3/01/41	3/16 at 100.00	A+	1,708,478
5,020	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2006, 5.000%, 3/01/41 – BHAC Insured (UB)	3/16 at 100.00	AA+	5,043,092
4,060	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured	No Opt. Call	A1	4,256,301
1,500	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007A, 5.750%, 7/01/47 – FGIC Insured	7/18 at 100.00	AA–	1,512,165
1,500	Santa Clara County Financing Authority, California, Insured Revenue Bonds, El Camino Hospital, Series 2007A, 5.750%, 2/01/41 – AMBAC Insured	8/17 at 100.00	A+	1,526,970
20,187	Total Health Care			20,390,359
	Housing/Multifamily – 1.5% (1.0% of Total Investments)
1,165	Poway, California, Housing Revenue Bonds, Revenue Bonds, Poinsettia Mobile Home Park, Series 2003, 5.000%, 5/01/23	5/13 at 102.00	AA–	1,193,519
	Long-Term Care – 7.4% (5.2% of Total Investments)
3,000	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue Bonds, Channing House, Series 2010, 6.125%, 5/15/40	5/20 at 100.00	A–	3,016,740
1,000	ABAG Finance Authority for Non-Profit Corporations, California, Insured Senior Living Revenue Bonds, Odd Fellows Home of California, Series 2003A, 5.200%, 11/15/22	11/12 at 100.00	A–	1,010,500
2,000	California Health Facilities Financing Authority, Cal-Mortgage Insured Revenue Bonds, Northern California Retired Officers Community Corporation – Paradise Valley Estates, Series 2002, 5.250%, 1/01/26	1/13 at 100.00	A–	2,024,380
6,000	Total Long-Term Care			6,051,620
	Tax Obligation/General – 11.5% (8.2% of Total Investments)
2,000	Butte-Glenn Community College District, Butte and Glenn Counties, California, General Obligation Bonds, Series 2002A, 5.000%, 8/01/26 – NPFG Insured	8/12 at 101.00	Aa2	2,073,320
1,030	Fontana Unified School District, San Bernardino County, California, General Obligation Bonds, Trust 2668, 9.359%, 2/01/16 – AGM Insured (IF)	No Opt. Call	AA+	1,164,333
450	Fremont Unified School District, Alameda County, California, General Obligation Bonds, Series 2002A, 5.000%, 8/01/25 – FGIC Insured	8/12 at 101.00	Aa2	468,648
1,000	Murrieta Valley Unified School District, Riverside County, California, General Obligation Bonds, Series 2003A, 5.000%, 9/01/26 – FGIC Insured	9/13 at 100.00	A+	1,045,580
1,000	Murrieta Valley Unified School District, Riverside County, California, General Obligation Bonds, Series 2007, 4.500%, 9/01/30 – AGM Insured	9/17 at 100.00	AA+	996,840
140	Roseville Joint Union High School District, Placer County, California, General Obligation Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured	8/15 at 100.00	AA–	144,948
12,520	Yosemite Community College District, California, General Obligation Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42	No Opt. Call	Aa2	3,573,834
18,140	Total Tax Obligation/General			9,467,503

Nuveen Investments	63

Nuveen Insured California Tax-Free Advantage Municipal Fund (continued)
NKX	Portfolio of Investments
August 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited – 45.1% (31.8% of Total Investments)
$550	Baldwin Park Public Financing Authority, California, Sales Tax and Tax Allocation Bonds, Puente Merced Redevelopment Project, Series 2003, 5.250%, 8/01/21	8/13 at 102.00	BBB	$567,122
1,165	Burbank Public Financing Authority, California, Revenue Refunding Bonds, Golden State Redevelopment Project, Series 2003A, 5.250%, 12/01/22 – AMBAC Insured	12/13 at 100.00	A	1,173,027
4,000	California State Public Works Board, Lease Revenue Bonds, Department of General Services, Capital East End Project, Series 2002A, 5.000%, 12/01/27 – AMBAC Insured	12/12 at 100.00	A2	4,010,040
170	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured	9/15 at 100.00	BBB	168,239
525	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured	9/16 at 101.00	A–	454,608
1,610	Folsom Public Financing Authority, California, Special Tax Revenue Bonds, Series 2004A, 5.000%, 9/01/21 – AMBAC Insured	9/12 at 102.00	N/R	1,543,926
3,285	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/45 – AMBAC Insured	6/15 at 100.00	A2	2,901,772
2,905	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Tender Option Bonds Trust 4686, 8.953%, 6/01/45 – AGC Insured (IF) (4)	6/15 at 100.00	AA+	2,452,633
700	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax Allocation Bonds, Series 2007A, 5.000%, 9/01/37 – SYNCORA GTY Insured	9/17 at 100.00	Ba1	463,351
5,125	Irvine Public Facilities and Infrastructure Authority, California, Assessment Revenue Bonds, Series 2003C, 5.000%, 9/02/21 – AMBAC Insured	9/13 at 100.00	N/R	5,178,451
315	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured	9/15 at 100.00	A1	284,108
1,770	Los Angeles Unified School District, California, Certificates of Participation, Administration Building Project II, Series 2002C, 5.000%, 10/01/27 – AMBAC Insured	10/12 at 100.00	Aa3	1,774,354
2,000	Los Angeles, California, Certificates of Participation, Municipal Improvement Corporation, Series 2003AW, 5.000%, 6/01/33 – AMBAC Insured	6/13 at 100.00	A+	2,012,320
1,500	Los Angeles, California, Municipal Improvement Corporation, Lease Revenue Bonds, Police Headquarters, Series 2006A, 4.750%, 1/01/31 – FGIC Insured	1/17 at 100.00	A+	1,435,845
1,500	Los Osos, California, Improvement Bonds, Community Services Wastewater Assessment District 1, Series 2002, 5.000%, 9/02/33 – NPFG Insured	3/13 at 100.00	Baa1	1,199,910
150	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured	9/15 at 100.00	A–	131,568
190	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%, 8/01/25 – AMBAC Insured	8/13 at 100.00	AA–	191,683
	San Buenaventura, California, Certificates of Participation, Golf Course Financing Project, Series 2002D:
3,000	5.000%, 2/01/27 – AMBAC Insured	2/12 at 100.00	AA–	3,003,300
3,300	5.000%, 2/01/32 – AMBAC Insured	2/12 at 100.00	AA–	3,213,375
1,200	San Diego Redevelopment Agency, California, Subordinate Lien Tax Increment and Parking Revenue Bonds, Centre City Project, Series 2003B, 5.250%, 9/01/26	11/11 at 100.00	Baa2	1,199,952
2,770	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Civic Center Project, Series 2002B, 5.000%, 6/01/32 – AMBAC Insured	6/12 at 100.00	AA+	2,776,565
1,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005A, 5.000%, 8/01/28 – NPFG Insured	8/15 at 100.00	BBB+	858,400
38,730	Total Tax Obligation/Limited			36,994,549

64	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Transportation – 8.1% (5.7% of Total Investments)
$5,480	Bay Area Governments Association, California, BART SFO Extension, Airport Premium Fare Revenue Bonds, Series 2002A, 5.000%, 8/01/26 – AMBAC Insured	8/12 at 100.00	N/R	$4,969,648
2,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A, 5.000%, 1/01/35	1/12 at 100.00	BBB–	1,635,840
7,480	Total Transportation			6,605,488
	U.S. Guaranteed – 24.1% (17.0% of Total Investments) (5)
1,000	Berryessa Union School District, Santa Clara County, California, General Obligation Bonds, Series 2003C, 5.000%, 8/01/21 (Pre-refunded 8/01/12) – AGM Insured	8/12 at 100.00	AA+ (5)	1,044,240
	California State, General Obligation Bonds, Series 2002:
1,000	5.000%, 4/01/27 (Pre-refunded 4/01/12) – AMBAC Insured	4/12 at 100.00	AA+ (5)	1,028,420
2,945	5.250%, 4/01/30 (Pre-refunded 4/01/12) – SYNCORA GTY Insured	4/12 at 100.00	AA+ (5)	3,032,967
500	California State, General Obligation Bonds, Series 2004, 5.250%, 4/01/34 (Pre-refunded 4/01/14)	4/14 at 100.00	Aaa	562,535
1,625	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2003A-2, 7.900%, 6/01/42 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	1,834,300
2,030	Hacienda La Puente Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2003B, 5.000%, 8/01/27 (Pre-refunded	8/13 at 100.00	AA+ (5)	2,210,650
	8/01/13) – AGM Insured
2,000	Los Angeles, California, General Obligation Bonds, Series 2002A, 5.000%, 9/01/22 (Pre-refunded 9/01/12) – NPFG Insured	9/12 at 100.00	AA– (5)	2,095,820
1,260	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical Center, Series 2004, 5.875%, 7/01/26 (Pre-refunded 7/01/14)	7/14 at 100.00	Baa1 (5)	1,452,415
3,855	San Rafael City High School District, Marin County, California, General Obligation Bonds, Series 2003A, 5.000%, 8/01/28 (Pre-refunded 8/01/12) – AGM Insured	8/12 at 100.00	AA+ (5)	4,024,813
2,390	Solano County, California, Certificates of Participation, Series 2002, 5.250%, 11/01/24 (Pre-refunded 11/01/12) – NPFG Insured	11/12 at 100.00	AA– (5)	2,529,170
18,605	Total U.S. Guaranteed			19,815,330
	Utilities – 3.0% (2.2% of Total Investments)
1,000	Anaheim Public Finance Authority, California, Second Lien Electric Distribution Revenue Bonds, Series 2004, 5.250%, 10/01/21 – NPFG Insured	10/14 at 100.00	A+	1,042,880
945	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A, 5.500%, 11/15/37	No Opt. Call	A	872,622
275	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2003A-2, 5.000%, 7/01/21 – NPFG Insured	7/13 at 100.00	AA–	291,770
310	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%, 9/01/31 – SYNCORA GTY Insured	9/15 at 100.00	N/R	279,986
2,530	Total Utilities			2,487,258
	Water and Sewer – 11.7% (8.2% of Total Investments)
1,000	Castaic Lake Water Agency, California, Certificates of Participation, Series 2006C, 5.000%, 8/01/36 – NPFG Insured	8/16 at 100.00	AA–	1,001,900
750	Fortuna Public Finance Authority, California, Water Revenue Bonds, Series 2006, 5.000%, 10/01/36 – AGM Insured	10/16 at 100.00	AA+	755,820
215	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006, 5.000%, 4/01/36 – NPFG Insured	4/16 at 100.00	AA–	216,961
575	Manteca Financing Authority, California, Sewerage Revenue Bonds, Series 2003B, 5.000%, 12/01/33 – NPFG Insured	12/13 at 100.00	Aa3	577,599

Nuveen Investments	65

Nuveen Insured California Tax-Free Advantage Municipal Fund (continued)
NKX	Portfolio of Investments
August 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$170	Marina Coast Water District, California, Enterprise Certificate of Participation, Series 2006, 5.000%, 6/01/31 – NPFG Insured	6/16 at 100.00	AA–	$172,208
	San Diego Public Facilities Financing Authority, California, Subordinate Lien Water Revenue Bonds, Series 2002:
3,000	5.000%, 8/01/22 – NPFG Insured	8/12 at 100.00	Aa3	3,093,900
2,500	5.000%, 8/01/23 – NPFG Insured	8/12 at 100.00	Aa3	2,575,000
1,180	South Feather Water and Power Agency, California, Water Revenue Certificates of Participation, Solar Photovoltaic Project, Series 2003, 5.375%, 4/01/24	4/13 at 100.00	A	1,188,567
9,390	Total Water and Sewer			9,581,955
$128,297	Total Investments (cost $117,366,340) – 141.8%			116,351,102
	Floating Rate Obligations – (4.1)%			(3,360,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (43.3)% (6)			(35,500,000)
	Other Assets Less Liabilities – 5.6%			4,567,786
	Net Assets Applicable to Common Shares – 100%			$82,058,888

The Fund intends to invest at least 80% of its managed assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Insurance for more information.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collaterize the net payment obligations for investments in inverse floating rate transactions.
(5)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities.

(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.5%.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

66	Nuveen Investments

Statement of
Assets & Liabilities
August 31, 2011 (Unaudited)

	Insured California Premium Income (NPC	)	Insured California Premium Income 2 (NCL	)	California Premium Income (NCU	)	California Dividend Advantage (NAC )
Assets
Investments, at value (cost $129,969,082, $263,674,448, $118,175,890 and $474,080,086, respectively)	$134,907,914		$266,052,088		$120,480,672		$471,401,920
Cash	1,819,427		488,333		452,370		8,334,939
Receivables:
Interest	2,396,937		3,402,825		1,489,202		7,168,168
Investments sold	—		3,263,915		150,000		3,668,588
Deferred offering costs	816,300		612,944		705,977		646,253
Other assets	43,307		83,955		19,310		192,149
Total assets	139,983,885		273,904,060		123,297,531		491,412,017
Liabilities
Cash overdraft	—		—		—		—
Floating rate obligations	—		17,880,000		6,650,000		28,545,000
Payables:
Common share dividends	424,215		851,373		389,669		1,692,156
Interest	—		—		58,750		—
Investments purchased	—		—		185,000		—
Offering costs	371,743		326,455		161,250		362,502
MuniFund Term Preferred (MTP) Shares, at liquidation value	—		—		35,250,000		—
Variable Rate Demand Preferred (VRDP) Shares, at liquidation value	42,700,000		74,000,000		—		136,200,000
Accrued expenses:
Management fees	75,473		145,232		65,149		259,751
Other	38,711		91,363		38,233		148,964
Total liabilities	43,610,142		93,294,423		42,798,051		167,208,373
Net assets applicable to Common shares	$96,373,743		$180,609,637		$80,499,480		$324,203,644
Common shares outstanding	6,442,132		12,664,222		5,730,688		23,480,254
Net asset value per Common share outstanding (net assets applicable to Common shares,divided by Common shares outstanding)	$14.96		$14.26		$14.05		$13.81
Net assets applicable to Common shares consist of:
Common shares, $.01 par value per share	$64,421		$126,642		$57,307		$234,803
Paid-in surplus	89,180,971		175,784,939		77,795,020		334,346,848
Undistributed (Over-distribution of) net investment income	1,556,666		3,413,343		1,340,173		7,154,160
Accumulated net realized gain (loss)	632,853		(1,092,927)		(997,802)		(14,854,001)
Net unrealized appreciation (depreciation)	4,938,832		2,377,640		2,304,782		(2,678,166)
Net assets applicable to Common shares	$96,373,743		$180,609,637		$80,499,480		$324,203,644
Authorized shares:
Common	200,000,000		200,000,000		Unlimited		Unlimited
Auction Rate Preferred Shares (ARPS)	1,000,000		1,000,000		Unlimited		Unlimited
MTP	—		—		Unlimited		—
VRDP	Unlimited		Unlimited		—		Unlimited

See accompanying notes to financial statements.

Nuveen Investments	67

Statement of
Assets & Liabilities (Unaudited) (continued)

				Insured		Insured
	California		California	California		California
	Dividend		Dividend	Dividend		Tax-Free
	Advantage 2		Advantage 3	Advantage		Advantage
	(NVX	)	(NZH )	(NKL	)	(NKX )
Assets
Investments, at value (cost $311,810,849, $467,625,600, $330,852,748 and $117,366,340, respectively)	$312,133,175		$458,328,583	$334,584,349		$116,351,102
Cash	4,803,905		808,600	—		2,691,217
Receivables:
Interest	4,804,135		7,755,590	4,165,364		1,478,260
Investments sold	—		9,329,701	—		423,300
Deferred offering costs	1,742,352		2,553,018	576,657		481,179
Other assets	78,952		142,468	135,037		30,384
Total assets	323,562,519		478,917,960	339,461,407		121,455,442
Liabilities
Cash overdraft	—		—	549,536		—
Floating rate obligations	11,390,000		3,845,000	7,385,000		3,360,000
Payables:
Common share dividends	1,147,793		1,741,133	1,155,491		379,603
Interest	177,866		351,707	—		—
Investments purchased	—		—	—		—
Offering costs	357,949		631,539	382,495		62,067
MuniFund Term Preferred (MTP) Shares, at liquidation value	97,846,300		159,544,500	—		—
Variable Rate Demand Preferred (VRDP) Shares, at liquidation value	—		—	104,400,000		35,500,000
Accrued expenses:
Management fees	171,190		238,424	165,253		64,939
Other	96,070		140,363	107,492		29,945
Total liabilities	111,187,168		166,492,666	114,145,267		39,396,554
Net assets applicable to Common shares	$212,375,351		$312,425,294	$225,316,140		$82,058,888
Common shares outstanding	14,746,722		24,127,919	15,256,178		5,887,263
Net asset value per Common share outstanding (net assets applicable to Common shares, divided by Common shares outstanding)	$14.40		$12.95	$14.77		$13.94
Net assets applicable to Common shares consist of:
Common shares, $.01 par value per share	$147,467		$241,279	$152,562		$58,873
Paid-in surplus	209,550,622		339,609,212	216,717,909		82,864,904
Undistributed (Over-distribution of) net investment income	3,649,702		3,030,535	5,031,300		1,174,372
Accumulated net realized gain (loss)	(1,294,766)		(21,158,715)	(317,232)		(1,024,023)
Net unrealized appreciation (depreciation)	322,326		(9,297,017)	3,731,601		(1,015,238)
Net assets applicable to Common shares	$212,375,351		$312,425,294	$225,316,140		$82,058,888
Authorized shares:
Common	Unlimited		Unlimited	Unlimited		Unlimited
Auction Rate Preferred Shares (ARPS)	Unlimited		Unlimited	Unlimited		Unlimited
MTP	Unlimited		Unlimited	—		—
VRDP	—		—	Unlimited		Unlimited

See accompanying notes to financial statements.

68	Nuveen Investments

Statement of
Operations
Six Months Ended August 31, 2011 (Unaudited)

	Insured		Insured
	California		California	California	California
	Premium		Premium	Premium	Dividend
	Income		Income 2	Income	Advantage
	(NPC	)	(NCL )	(NCU )	(NAC )
Investment Income	$3,700,175		$7,031,823	$3,307,442	$13,498,332
Expenses
Management fees	431,472		833,959	375,257	1,491,123
Auction fees	—		—	—	56,375
Dividend disbursing agent fees	—		—	—	10,082
Shareholders’ servicing agent fees and expenses	3,482		5,544	10,533	1,759
Interest expense and amortization of offering costs	90,529		211,713	456,825	164,511
Liquidity fees on VRDP	222,282		288,914	—	242,759
Custodian’s fees and expenses	13,907		23,969	12,283	38,287
Directors’/Trustees’ fees and expenses	1,665		3,065	1,406	4,928
Professional fees	15,605		14,100	17,511	15,474
Shareholders’ reports – printing and mailing expenses	7,792		11,393	9,943	16,405
Stock exchange listing fees	4,468		4,468	13,589	14,454
Investor relations expense	4,819		8,554	4,712	14,271
Other expenses	38,344		61,449	18,067	37,829
Total expenses before custodian fee credit and expense reimbursement	834,365		1,467,128	920,126	2,108,257
Custodian fee credit	(148)		(456)	(290)	(603)
Expense reimbursement	—		—	—	—
Net expenses	834,217		1,466,672	919,836	2,107,654
Net investment income (loss)	2,865,958		5,565,151	2,387,606	11,390,678
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	447,645		596,344	(27,919)	(661,860)
Forward swaps	—		(346,971)	—	—
Change in net unrealized appreciation (depreciation) of:
Investments	8,035,447		14,890,967	6,357,164	26,507,176
Forward swaps	—		15,872	—	—
Net realized and unrealized gain (loss)	8,483,092		15,156,212	6,329,245	25,845,316
Distributions to Auction Rate Preferred Shareholders
From net investment income	—		—	—	(165,755)
Decrease in net assets applicable to Common shares from distributions to Auction Rate Preferred shareholders	—		—	—	(165,755)
Net increase (decrease) in net assets applicable to Common shares from operations	$11,349,050		$20,721,363	$8,716,851	$37,070,239

See accompanying notes to financial statements.

Nuveen Investments	69

Statement of
Operations (continued)
Six Months Ended August 31, 2011 (Unaudited)

			Insured	Insured
	California	California	California	California
	Dividend	Dividend	Dividend	Tax-Free
	Advantage 2	Advantage 3	Advantage	Advantage
	(NVX )	(NZH )	(NKL )	(NKX )
Investment Income	$9,071,401	$13,666,299	$9,154,750	$3,221,235
Expenses
Management fees	987,934	1,499,726	1,036,009	373,146
Auction fees	—	7,192	28,892	—
Dividend disbursing agent fees	3,342	13,425	10,082	—
Shareholders’ servicing agent fees and expenses	10,976	17,631	827	422
Interest expense and amortization of offering costs	1,275,433	2,098,441	80,938	79,048
Liquidity fees on VRDP	—	—	186,080	184,801
Custodian’s fees and expenses	24,877	40,881	28,244	11,974
Directors’/Trustees’ fees and expenses	3,982	5,704	3,679	1,376
Professional fees	12,590	15,444	11,941	19,928
Shareholders’ reports – printing and mailing expenses	16,860	20,930	12,599	7,192
Stock exchange listing fees	19,991	22,990	966	373
Investor relations expense	10,733	14,517	10,302	4,022
Other expenses	4,273	29,094	32,629	33,077
Total expenses before custodian fee credit and expense reimbursement	2,370,991	3,785,975	1,443,188	715,359
Custodian fee credit	(383)	(801)	(556)	(298)
Expense reimbursement	(13,080)	(122,232)	(97,657)	—
Net expenses	2,357,528	3,662,942	1,344,975	715,061
Net investment income (loss)	6,713,873	10,003,357	7,809,775	2,506,174
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	59,098	171,295	1,155,287	(12,171)
Forward swaps	—	—	—	—
Change in net unrealized appreciation (depreciation) of:
Investments	14,029,474	20,613,327	14,713,562	6,438,924
Forward swaps	—	—	—	—
Net realized and unrealized gain (loss)	14,088,572	20,784,622	15,868,849	6,426,753
Distributions to Auction Rate Preferred Shareholders
From net investment income	(23,322)	(68,172)	(126,889)	—
Decrease in net assets applicable to Common shares from distributions to Auction Rate Preferred shareholders	(23,322)	(68,172)	(126,889)	—
Net increase (decrease) in net assets applicable to Common shares from operations	$20,779,123	$30,719,807	$23,551,735	$8,932,927

See accompanying notes to financial statements.

70	Nuveen Investments

Statement of
Changes in Net Assets (Unaudited)

	Insured California		Insured California		California
	Premium Income (NPC)		Premium Income 2 (NCL)		Premium Income (NCU)
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	8/31/11	2/28/11	8/31/11	2/28/11	8/31/11	2/28/11
Operations
Net investment income (loss)	$2,865,958	$5,688,214	$5,565,151	$11,578,448	$2,387,606	$5,256,437
Net realized gain (loss) from:
Investments	447,645	171,851	596,344	3,862,920	(27,919)	17,475
Forward swaps	—	—	(346,971)	—	—	—
Change in net unrealized appreciation (depreciation) of:
Investments	8,035,447	(7,233,345)	14,890,967	(16,035,141)	6,357,164	(4,515,299)
Forward swaps	—	—	15,872	(15,872)	—	—
Distributions to Auction Rate Preferred Shareholders from net investment income	—	(25,864)	—	(280,073)	—	(91,616)
Net increase (decrease) in net assets applicable to Common shares from operations	11,349,050	(1,399,144)	20,721,363	(889,718)	8,716,851	666,997
Distributions to Common Shareholders
From net investment income	(2,802,328)	(5,537,014)	(5,470,943)	(10,941,930)	(2,492,850)	(4,944,267)
From accumulated net realized gains	—	(180,380)	—	—	—	—
Decrease in net assets applicable to Common shares from distributions to Common shareholders	(2,802,328)	(5,717,394)	(5,470,943)	(10,941,930)	(2,492,850)	(4,944,267)
Capital Share Transactions
Common shares:
Net proceeds issued to shareholders due to reinvestment of distributions	—	—	—	36,242	—	—
Repurchased and retired	—	—	—	(14,592)	—	(28,416)
Net increase (decrease) in net assets applicable to Common shares from capital share transactions	—	—	—	21,650	—	(28,416)
Net increase (decrease) in net assets applicable to Common shares	8,546,722	(7,116,538)	15,250,420	(11,809,998)	6,224,001	(4,305,686)
Net assets applicable to Common shares at the beginning of period	87,827,021	94,943,559	165,359,217	177,169,215	74,275,479	78,581,165
Net assets applicable to Common shares at the end of period	$96,373,743	$87,827,021	$180,609,637	$165,359,217	$80,499,480	$74,275,479
Undistributed (Over-distribution of) net investment income at the end of period	$1,556,666	$1,493,036	$3,413,343	$3,319,135	$1,340,173	$1,445,417

See accompanying notes to financial statements.

Nuveen Investments	71

Statement of
Changes in Net Assets (Unaudited) (continued)

	California Dividend Advantage (NAC)		California Dividend Advantage 2 (NVX)		California Dividend Advantage 3 (NZH)
	Six Months Ended 8/31/11	Year Ended 2/28/11	Six Months Ended 8/31/11	Year Ended 2/28/11	Six Months Ended 8/31/11	Year Ended 2/28/11
Operations
Net investment income (loss)	$11,390,678	$23,199,120	$6,713,873	$15,204,018	$10,003,357	$21,221,264
Net realized gain (loss) from:
Investments	(661,860)	504,735	59,098	1,606,851	171,295	(1,730,418)
Forward swaps	—	—	—	—	—	—
Change in net unrealized appreciation (depreciation) of:
Investments	26,507,176	(30,484,773)	14,029,474	(17,378,595)	20,613,327	(22,899,118)
Forward swaps	—	—	—	—	—	—
Distributions to Auction Rate Preferred Shareholders from net investment income	(165,755)	(565,279)	(23,322)	(331,826)	(68,172)	(290,939)
Net increase (decrease) in net assets applicable to Common shares from operations	37,070,239	(7,346,197)	20,779,123	(899,552)	30,719,807	(3,699,211)
Distributions to Common Shareholders
From net investment income	(10,495,675)	(20,815,246)	(7,078,426)	(14,112,614)	(10,857,564)	(21,711,954)
From accumulated net realized gains	—	—	—	—	—	—
Decrease in net assets applicable to Common shares from distributions to Common shareholders	(10,495,675)	(20,815,246)	(7,078,426)	(14,112,614)	(10,857,564)	(21,711,954)
Capital Share Transactions
Common shares:
Net proceeds issued to shareholders due to reinvestment of distributions	—	—	—	—	—	114,072
Repurchased and retired	—	—	—	—	—	—
Net increase (decrease) in net assets applicable to Common shares from capital share transactions	—	—	—	—	—	114,072
Net increase (decrease) in net assets applicable to Common shares	26,574,564	(28,161,443)	13,700,697	(15,012,166)	19,862,243	(25,297,093)
Net assets applicable to Common shares at the beginning of period	297,629,080	325,790,523	198,674,654	213,686,820	292,563,051	317,860,144
Net assets applicable to Common shares at the end of period	$324,203,644	$297,629,080	$212,375,351	$198,674,654	$312,425,294	$292,563,051
Undistributed (Over-distribution of) net investment income at the end of period	$7,154,160	$6,424,912	$3,649,702	$4,037,577	$3,030,535	$3,952,914

See accompanying notes to financial statements.

72	Nuveen Investments

	Insured California Dividend Advantage (NKL)		Insured California Tax-Free Advantage (NKX)
	Six Months Ended 8/31/11	Year Ended 2/28/11	Six Months Ended 8/31/11	Year Ended 2/28/11
Operations
Net investment income (loss)	$7,809,775	$15,829,293	$2,506,174	$4,750,929
Net realized gain (loss) from:
Investments	1,155,287	93,837	(12,171)	105,651
Forward swaps	—	—	—	—
Change in net unrealized appreciation (depreciation) of:
Investments	14,713,562	(16,671,070)	6,438,924	(7,235,385)
Forward swaps	—	—	—	—
Distributions to Auction Rate Preferred Shareholders from net investment income	(126,889)	(435,387)	—	—
Net increase (decrease) in net assets applicable to Common shares from operations	23,551,735	(1,183,327)	8,932,927	(2,378,805)
Distributions to Common Shareholders
From net investment income	(7,185,660)	(14,210,033)	(2,366,680)	(4,715,499)
From accumulated net realized gains	—	—	—	—
Decrease in net assets applicable to Common shares from distributions to Common shareholders	(7,185,660)	(14,210,033)	(2,366,680)	(4,715,499)
Capital Share Transactions
Common shares:
Net proceeds issued to shareholders due to reinvestment of distributions	—	42,871	—	8,413
Repurchased and retired	—	—	—	—
Net increase (decrease) in net assets applicable to Common shares from capital share transactions	—	42,871	—	8,413
Net increase (decrease) in net assets applicable to Common shares	16,366,075	(15,350,489)	6,566,247	(7,085,891)
Net assets applicable to Common shares at the beginning of period	208,950,065	224,300,554	75,492,641	82,578,532
Net assets applicable to Common shares at the end of period	$225,316,140	$208,950,065	$82,058,888	$75,492,641
Undistributed (Over-distribution of) net investment income at the end of period	$5,031,300	$4,534,074	$1,174,372	$1,034,878

See accompanying notes to financial statements.

Nuveen Investments	73

Statement of
Cash Flows
Six Months Ended August 31, 2011 (Unaudited)

	Insured California	Insured California	California
	Premium Income	Premium Income 2	Premium Income
	(NPC )	(NCL )	(NCU )
Cash Flows from Operating Activities:
Net Increase (Decrease) In Net Assets Applicable to Common Shares from Operations	$11,349,050	$20,721,363	$8,716,851
Adjustments to reconcile the net increase (decrease) in net assets applicable to Common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(10,839,226)	(5,028,600)	(7,773,382)
Proceeds from sales and maturities of investments	12,734,546	8,335,739	7,585,176
Proceeds from (Payments for) forward swap contracts, net	—	(346,971)	—
Amortization (Accretion) of premiums and discounts, net	220,995	(211,421)	(90,700)
(Increase) Decrease in:
Receivable for interest	24,198	11,931	28,761
Receivable for investments sold	—	(3,068,915)	(150,000)
Other assets	(4,268)	(6,960)	(4,842)
Increase (Decrease) in:
Payable for Auction Rate Preferred Share dividends	—	—	—
Payable for interest	—	—	—
Payable for investments purchased	—	—	185,000
Accrued management fees	11,639	22,238	9,808
Accrued other expenses	1,348	(2,051)	4,421
Net realized (gain) loss from:
Investments	(447,645)	(596,344)	27,919
Forward swaps	—	346,971	—
Change in net unrealized (appreciation) depreciation of:
Investments	(8,035,447)	(14,890,967)	(6,357,164)
Forward swaps	—	(15,872)	—
Taxes paid on undistributed capital gains	(10,023)	(6,394)	(528)
Net cash provided by (used in) operating activities	5,005,167	5,263,747	2,181,320
Cash Flows from Financing Activities:
(Increase) Decrease in deferred offering costs	14,429	10,556	85,044
Increase (Decrease) in:
Cash overdraft balance	(400,154)	—	—
Payable for offering costs	—	(4,241)	(2,893)
MTP Shares, at liquidation value	—	—	—
VRDP Shares, at liquidation value	—	—	—
ARPS, at liquidation value	—	—	—
Cash distributions paid to Common shareholders	(2,800,015)	(5,470,875)	(2,492,699)
Net cash provided by (used in) financing activities	(3,185,740)	(5,464,560)	(2,410,548)
Net Increase (Decrease) in Cash	1,819,427	(200,813)	(229,228)
Cash at the beginning of period	—	689,146	681,598
Cash at the End of Period	$1,819,427	$488,333	$452,370
Supplemental Disclosure of Cash Flow Information
Cash paid for interest (excluding amortization of offering costs) was as follows:

	Insured California	Insured California	California
	Premium Income	Premium Income 2	Premium Income
	(NPC )	(NCL )	(NCU )
	$76,100	$201,157	$371,781

See accompanying notes to financial statements.

74	Nuveen Investments

	California	California	California
	Dividend	Dividend	Dividend
	Advantage	Advantage 2	Advantage 3
	(NAC )	(NVX )	(NZH )
Cash Flows from Operating Activities:
Net Increase (Decrease) In Net Assets Applicable to Common Shares from Operations	$37,070,239	$20,779,123	$30,719,807
Adjustments to reconcile the net increase (decrease) in net assets applicable to Common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(32,370,115)	(11,487,027)	(33,705,919)
Proceeds from sales and maturities of investments	47,058,240	14,216,407	40,001,620
Proceeds from (Payments for) forward swap contracts, net	—	—	—
Amortization (Accretion) of premiums and discounts, net	(1,106,782)	(367,715)	(525,949)
(Increase) Decrease in:
Receivable for interest	450,761	(18,929)	(82,749)
Receivable for investments sold	1,771,188	10,300	(4,544,766)
Other assets	(48,115)	(9,513)	3,265
Increase (Decrease) in:
Payable for Auction Rate Preferred Share dividends	(3,082)	(4,536)	(8,496)
Payable for interest	—	83,908	139,676
Payable for investments purchased	(6,509,060)	—	(3,364,178)
Accrued management fees	38,902	37,014	33,814
Accrued other expenses	(8,616)	(13,254)	(18,220)
Net realized (gain) loss from:
Investments	661,860	(59,098)	(171,295)
Forward swaps	—	—	—
Change in net unrealized (appreciation) depreciation of:
Investments	(26,507,176)	(14,029,474)	(20,613,327)
Forward swaps	—	—	—
Taxes paid on undistributed capital gains	(742)	(1,782)	(1,609)
Net cash provided by (used in) operating activities	20,497,502	9,135,424	7,861,674
Cash Flows from Financing Activities:
(Increase) Decrease in deferred offering costs	(646,253)	(654,958)	(1,286,156)
Increase (Decrease) in:
Cash overdraft balance	(2,056,012)	—	—
Payable for offering costs	362,502	127,034	370,910
MTP Shares, at liquidation value	—	42,846,300	73,294,500
VRDP Shares, at liquidation value	136,200,000	—	—
ARPS, at liquidation value	(135,525,000)	(39,950,000)	(69,500,000)
Cash distributions paid to Common shareholders	(10,497,800)	(7,082,234)	(10,853,097)
Net cash provided by (used in) financing activities	(12,162,563)	(4,713,858)	(7,973,843)
Net Increase (Decrease) in Cash	8,334,939	4,421,566	(112,169)
Cash at the beginning of period	—	382,339	920,769
Cash at the End of Period	$8,334,939	$4,803,905	$808,600
Supplemental Disclosure of Cash Flow Information
Cash paid for interest (excluding amortization of offering costs) was as follows:

	California	California	California
	Dividend	Dividend	Dividend
	Advantage	Advantage 2	Advantage 3
	(NAC )	(NVX )	(NZH )
	$160,764	$953,405	$1,635,635

See accompanying notes to financial statements.

Nuveen Investments	75

Statement of
Cash Flows (Unaudited) (continued)

	Insured California	Insured California
	Dividend Advantage	Tax-Free Advantage
	(NKL )	(NKX )
Cash Flows from Operating Activities:
Net Increase (Decrease) In Net Assets Applicable to Common Shares from Operations	$23,551,735	$8,932,927
Adjustments to reconcile the net increase (decrease) in net assets applicable to Common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(28,822,652)	(1,495,410)
Proceeds from sales and maturities of investments	26,677,784	3,906,596
Proceeds from (Payments for) forward swap contracts, net	—	—
Amortization (Accretion) of premiums and discounts, net	(914,117)	(212,269)
(Increase) Decrease in:
Receivable for interest	21,417	25,755
Receivable for investments sold	—	(423,300)
Other assets	(56,710)	4,699
Increase (Decrease) in:
Payable for Auction Rate Preferred Share dividends	(4,345)	—
Payable for interest	—	—
Payable for investments purchased	—	—
Accrued management fees	36,129	10,017
Accrued other expenses	(11,130)	4,674
Net realized (gain) loss from:
Investments	(1,155,287)	12,171
Forward swaps	—	—
Change in net unrealized (appreciation) depreciation of:
Investments	(14,713,562)	(6,438,924)
Forward swaps	—	—
Taxes paid on undistributed capital gains	(575)	(4,340)
Net cash provided by (used in) operating activities	4,608,687	4,322,596
Cash Flows from Financing Activities:
(Increase) Decrease in deferred offering costs	(576,657)	8,605
Increase (Decrease) in:
Cash overdraft balance	549,536	—
Payable for offering costs	382,495	(9,662)
MTP Shares, at liquidation value	—	—
VRDP Shares, at liquidation value	104,400,000	—
ARPS, at liquidation value	(103,750,000)	—
Cash distributions paid to Common shareholders	(7,186,438)	(2,367,346)
Net cash provided by (used in) financing activities	(6,181,064)	(2,368,403)
Net Increase (Decrease) in Cash	(1,572,377)	1,954,193
Cash at the beginning of period	1,572,377	737,024
Cash at the End of Period	$—	$2,691,217
Supplemental Disclosure of Cash Flow Information
Cash paid for interest (excluding amortization of offering costs) was as follows:

Insured California		Insured California
Dividend Advantage		Tax-Free Advantage
(NKL	)	(NKX	)
$77,595		$70,443

See accompanying notes to financial statements.

76	Nuveen Investments

Financial
Highlights (Unaudited)

Nuveen Investments	77

Financial
Highlights (Unaudited)

Selected data for a Common share outstanding throughout each period:

		Investment Operations					Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Shareholders (a)	Distributions from Capital Gains to Auction Rate Preferred Shareholders (a)	Total	Net Investment Income to Common Share- holders	Capital Gains to Common Share- holders	Total	Discount from Common Shares Repurchased and Retired		Ending Common Share Net Asset Value	Ending Market Value
Insured California Premium Income (NPC)
Year Ended 2/28–2/29:
2012(g)	$13.63	$.44	$1.33	$—	$—	$1.77	$(.44)	$—	$(.44)	$—		$14.96	$13.86
2011	14.74	.88	(1.10)	— **	—	(.22)	(.86)	(.03)	(.89)	—		13.63	13.26
2010	14.03	.96	.55	(.03)	(.02)	1.46	(.75)	—	(.75)	—	**	14.74	13.30
2009(f) 14.93		.47	(.74)	(.11)	(.02)	(.40)	(.36)	(.14)	(.50)	—	**	14.03	12.04
Year Ended 8/31:
2008	15.04	.95	(.10)	(.22)	— **	.63	(.73)	(.01)	(.74)	—		14.93	13.89
2007	15.58	.90	(.40)	(.21)	(.02)	.27	(.73)	(.08)	(.81)	—		15.04	14.96
2006	16.21	.92	(.38)	(.18)	(.02)	.34	(.83)	(.14)	(.97)	—		15.58	15.08

Insured California Premium Income 2 (NCL)
Year Ended 2/28–2/29:
2012(g)	13.06	.44	1.19	—	—	1.63	(.43)	—	(.43)	—		14.26	13.64
2011	13.99	.91	(.96)	(.02)	—	(.07)	(.86)	—	(.86)	—	**	13.06	12.45
2010	12.85	.98	.99	(.03)	(.02)	1.92	(.78)	—	(.78)	—	**	13.99	12.72
2009(f)	14.13	.44	(1.12)	(.10)	(.02)	(.80)	(.34)	(.14)	(.48)	—	**	12.85	10.89
Year Ended 8/31:
2008	14.50	.95	(.44)	(.24)	—	.27	(.64)	—	(.64)	—		14.13	12.66
2007	14.99	.89	(.46)	(.25)	—	.18	(.67)	—	(.67)	—		14.50	13.71
2006	15.33	.90	(.28)	(.20)	—	.42	(.76)	—	(.76)	—		14.99	14.19

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

78	Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares(c)(d)
Based on Market Value (b)	Based on Common Share Net Asset Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(e)	Net Investment Income (Loss)		Portfolio Turnover Rate

7.92%	13.18%	$96,374	1.83	%*	6.28	%*	8%
6.29	(1.75)	87,827	1.77		6.03		6
17.13	10.66	94,944	1.19		6.68		10
(9.25)	(2.43)	90,531	1.27	*	6.88	*	1

(2.21)	4.23	96,462	1.19		6.24		17
4.61	1.70	97,176	1.22		5.84		9
1.00	2.23	100,581	1.16		5.89		9

13.26	12.71	180,610	1.70	*	6.46	*	2
4.38	(.72)	165,359	1.29		6.53		26
24.41	15.35	177,169	1.27		7.25		7
(9.95)	(5.40)	162,831	1.53	*	7.15	*	9

(3.06)	1.86	179,734	1.23		6.56		12
1.26	1.18	184,343	1.24		6.00		19
(.63)	2.91	190,571	1.20		6.05		14

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS and/or VRDP Shares, where applicable.

(d)	Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(e)
The expense ratios reflect, among other things, all interest expense and other costs related to VRDP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, both as described in Footnote 1 – General Information and Significant Accounting Policies, Variable Rate Demand Preferred Shares and Inverse Floating Rate Securities, respectively as follows:

Insured California Premium Income (NPC)
Year Ended 2/28–2/29:
2012(g)	.73	%*
2011	.60
2010	—
2009(f)	—	*
Year Ended 8/31:
2008	—
2007	.06
2006	—

Insured California Premium Income 2 (NCL)
Year Ended 2/28–2/29:
2012(g)	.62	*
2011	.17
2010	.09
2009(f)	.29	*
Year Ended 8/31:
2008	.02
2007	.06
2006	—

(f)	For the six months ended February 28, 2009.
(g)	For the six months ended August 31, 2011.
*	Annualized.
**	Rounds to less than $.01 per share.

See accompanying notes to financial statements.

Nuveen Investments	79

Financial
Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations					Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Shareholders (a)	Distributions from Capital Gains to Auction Rate Preferred Shareholders (a)	Total	Net Investment Income to Common Share- holders	Capital Gains to Common Share- holders	Total	Discount from Common Shares Repurchased and Retired		Ending Common Share Net Asset Value	Ending Market Value
California Premium Income (NCU)
Year Ended 2/28–2/29:
2012(g)	$12.96	$.42	$1.11	$—	$—	$1.53	$(.44)	$—	$(.44)	$—		$14.05	$12.94
2011	13.71	.92	(.79)	(.02)	—	.11	(.86)	—	(.86)	—	**	12.96	12.28
2010	12.37	.95	1.13	(.03)	—	2.05	(.72)	—	(.72)	.01		13.71	12.11
2009(f)	13.67	.43	(1.29)	(.10)	— **	(.96)	(.33)	(.01)	(.34)	—	**	12.37	10.06
Year Ended 8/31:
2008	14.06	.92	(.43)	(.24)	—	.25	(.64)	—	(.64)	—		13.67	12.58
2007	14.63	.90	(.52)	(.24)	(.01)	.13	(.67)	(.03)	(.70)	—		14.06	13.03
2006	15.03	.89	(.30)	(.21)	—	.38	(.77)	(.01)	(.78)	—		14.63	14.01

California Dividend Advantage (NAC)
Year Ended 2/28–2/29:
2012(g)	12.68	.49	1.10	(.01)	—	1.58	(.45)	—	(.45)	—		13.81	13.41
2011	13.88	.98	(1.27)	(.02)	—	(.31)	(.89)	—	(.89)	—		12.68	12.20
2010	12.10	1.01	1.63	(.03)	(.02)	2.59	(.81)	—	(.81)	—		13.88	12.60
2009(f)	14.43	.49	(2.07)	(.09)	(.02)	(1.69)	(.38)	(.26)	(.64)	—		12.10	10.82
Year Ended 8/31:
2008	14.93	1.02	(.50)	(.23)	(.01)	.28	(.74)	(.04)	(.78)	—		14.43	13.44
2007	15.59	1.00	(.56)	(.24)	(.01)	.19	(.80)	(.05)	(.85)	—		14.93	14.34
2006	15.98	1.01	(.25)	(.21)	—	.55	(.91)	(.03)	(.94)	—		15.59	15.97

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

80	Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares Before Reimbursement(c)				Ratios to Average Net Assets Applicable to Common Shares After Reimbursement(c)(d)
Based on Market Value (b)	Based on Common Share Net Asset Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(e)	Net Investment Income (Loss)		Expenses	(e)	Net Investment Income (Loss)		Portfolio Turnover Rate

9.05%	11.96%	$80,499	2.38	%*	6.17	%*	N/A		N/A		7%
8.34	.63	74,275	1.69		6.66		N/A		N/A		5
28.13	17.06	78,581	1.30		7.18		N/A		N/A		10
(17.22)	(6.92)	71,260	1.57	*	7.06	*	N/A		N/A		14

1.51	1.81	78,966	1.34		6.56		N/A		N/A		5
(2.21)	.82	81,200	1.29		6.14		N/A		N/A		11
3.14	2.72	84,467	1.23		6.09		N/A		N/A		20

13.86	12.66	324,204	1.36	*	7.35	*	N/A		N/A		7
3.54	(2.57)	297,629	1.18		7.18		N/A		N/A		20
24.62	21.97	325,791	1.21		7.63		1.18%		7.66%		4
(14.14)	(11.45)	284,221	1.31	*	7.92	*	1.24	*	7.99	*	14

(.84)	1.85	338,732	1.26		6.77		1.11		6.92		19
(5.19)	1.16	350,523	1.17		6.24		.95		6.46		20
5.47	3.63	365,516	1.13		6.22		.84		6.50		13

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS, MTP Shares and/or VRDP Shares, where applicable.

(d)
After expense reimbursement from the Adviser, where applicable. Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable. As of July 31, 2009, the Adviser is no longer reimbursing California Dividend Advantage (NAC) for any fees or expenses.

(e)
The expense ratios reflect, among other things, all interest expense and other costs related to VRDP Shares, MTP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, each as described in Footnote 1 – General Information and Significant Accounting Policies, Variable Rate Demand Preferred Shares, MuniFund Term Preferred Shares and Inverse

Floating Rate Securities, respectively as follows:

California Premium Income (NCU)
Year Ended 2/28–2/29:
2012(g)	1.18	%*
2011	.55
2010	.06
2009(f)	.20	*
Year Ended 8/31:
2008	.11
2007	.08
2006	—

California Dividend Advantage (NAC)
Year Ended 2/28–2/29:
2012(g)	.28	*
2011	.06
2010	.08
2009(f)	.14	*
Year Ended 8/31:
2008	.11
2007	.05
2006	—

(f)	For the six months ended February 28, 2009.
(g)	For the six months ended August 31, 2011.
*	Annualized.
**	Rounds to less than $.01 per share.
N/A	Fund does not have a contractual reimbursement agreement with the Adviser.

See accompanying notes to financial statements.

Nuveen Investments	81

Financial
Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations						Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Shareholders (a)	Distributions from Capital Gains to Auction Rate Preferred Shareholders	(a)	Total	Net Investment Income to Common Share- holders	Capital Gains to Common Share- holders	Total	Discount from Common Shares Repurchased and Retired		Ending Common Share Net Asset Value	Ending Market Value
California Dividend Advantage 2 (NVX)
Year Ended 2/28–2/29:
2012(g)	$13.47	$.46	$.95	$— **	$—		$1.41	$(.48)	$—	$(.48)	$—		$14.40	$13.89
2011	14.49	1.03	(1.07)	(.02)	—		(.06)	(.96)	—	(.96)	—		13.47	12.83
2010	12.91	1.07	1.43	(.04)	—		2.46	(.88)	—	(.88)	—	**	14.49	13.56
2009(f)	14.39	.51	(1.47)	(.11)	(.01)		(1.08)	(.36)	(.04)	(.40)	—	**	12.91	10.51
Year Ended 8/31:
2008	14.69	1.01	(.37)	(.25)	—		.39	(.69)	—	(.69)	—		14.39	12.67
2007	15.36	.96	(.62)	(.25)	—		.09	(.76)	—	(.76)	—		14.69	13.73
2006	15.63	.97	(.19)	(.21)	—		.57	(.84)	—	(.84)	—		15.36	14.95

California Dividend Advantage 3 (NZH)
Year Ended 2/28–2/29:
2012(g)	12.13	.41	.86	— **	—		1.27	(.45)	—	(.45)	—		12.95	12.49
2011	13.18	.88	(1.02)	(.01)	—		(.15)	(.90)	—	(.90)	—		12.13	11.67
2010	11.53	.98	1.53	(.03)	—		2.48	(.83)	—	(.83)	—		13.18	12.67
2009(f)	13.62	.50	(2.13)	(.09)	—		(1.72)	(.37)	—	(.37)	—	**	11.53	10.23
Year Ended 8/31:
2008	14.25	1.03	(.70)	(.25)	—		.08	(.71)	—	(.71)	—		13.62	12.87
2007	15.03	.98	(.73)	(.27)	—		(.02)	(.76)	—	(.76)	—		14.25	13.52
2006	15.31	.97	(.20)	(.22)	—		.55	(.83)	—	(.83)	—		15.03	14.84

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

82	Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares Before Reimbursement(c)				Ratios to Average Net Assets Applicable to Common Shares After Reimbursement(c)(d)
Based on Market Value (b)	Based on Common Share Net Asset Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(e)	Net Investment Income (Loss)		Expenses	(e)	Net Investment Income (Loss	)	Portfolio Turnover Rate

12.16%	10.65%	$212,375	2.31	%*	6.52	%*	2.30	%*	6.53	%*	4%
1.37	(.64)	198,675	1.36		7.10		1.28		7.19		13
38.29	19.52	213,687	1.20		7.58		1.04		7.74		4
(13.83)	(7.40)	190,824	1.37	*	7.85	*	1.14	*	8.08	*	7

(2.80)	2.76	212,890	1.25		6.56		.99		6.83		20
(3.39)	.46	217,332	1.25		5.97		.91		6.31		21
4.19	3.82	227,160	1.16		5.94		.74		6.35		9

11.04	10.65	312,425	2.50	*	6.51		2.42	*	6.59		7
(1.21)	(1.40)	292,563	2.07		6.61		1.94		6.74		16
32.93	22.17	317,860	1.36		7.68		1.16		7.88		6
(17.58)	(12.54)	278,056	1.39	*	8.50	*	1.13	*	8.75	*	9

.46	.60	328,659	1.21		6.96		.90		7.27		23
(4.12)	(.32)	343,806	1.22		6.16		.83		6.54		23
8.50	3.81	362,473	1.16		6.08		.71		6.53		10

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS and/or MTP Shares, where applicable.

(d)
After expense reimbursement from the Adviser, where applicable. Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable. As of March 31, 2011, the Adviser is no longer reimbursing California Dividend Advantage 2 (NVX) for any fees or expenses.

(e)
The expense ratios reflect, among other things, all interest expense and other costs related to MTP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, both as described in Footnote 1 – General Information and Significant Accounting Polices, MuniFund Term Preferred Shares and Inverse Floating Rate Securities, respectively as follows:

California Dividend Advantage 2 (NVX)
Year Ended 2/28–2/29:
2012(g)	1.24	%*
2011	.26
2010	.04
2009(f)	.05	*
Year Ended 8/31:
2008	.09
2007	.08
2006	—

California Dividend Advantage 3 (NZH)
Year Ended 2/28–2/29:
2012(g)	1.38	*
2011	.94
2010	.19
2009(f)	.12	*
Year Ended 8/31:
2008	.02
2007	.06
2006	—

(f)	For the six months ended February 28, 2009.
(g)	For the six months ended August 31, 2011.
*	Annualized.
**	Rounds to less than $.01 per share.

See accompanying notes to financial statements.

Nuveen Investments	83

Financial
Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations					Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Shareholders (a)	Distributions from Capital Gains to Auction Rate Preferred Shareholders (a)	Total	Net Investment Income to Common Share- holders	Capital Gains to Common Share- holders	Total	Discount from Common Shares Repurchased and Retired		Ending Common Share Net Asset Value	Ending Market Value
Insured California Dividend Advantage (NKL)
Year Ended 2/28–2/29:
2012(g)	$13.70	$.51	$1.04	$(.01)	$—	$1.54	$(.47)	$—	$(.47)	$—		$14.77	$14.54
2011	14.71	1.04	(1.09)	(.03)	—	(.08)	(.93)	—	(.93)	—		13.70	13.02
2010	13.52	1.06	1.01	(.04)	—	2.03	(.84)	—	(.84)	—	**	14.71	13.66
2009(f)	14.61	.50	(1.07)	(.10)	(.01)	(.68)	(.37)	(.04)	(.41)	—	**	13.52	11.16
Year Ended 8/31:
2008	14.91	1.03	(.33)	(.25)	(.01)	.44	(.72)	(.02)	(.74)	—		14.61	13.50
2007	15.50	1.01	(.57)	(.26)	— **	.18	(.77)	— **	(.77)	—		14.91	14.24
2006	15.81	1.01	(.25)	(.22)	—	.54	(.85)	—	(.85)	—		15.50	15.70
Insured California Tax-Free Advantage (NKX)
Year Ended 2/28–2/29:
2012(g)	12.82	.43	1.09	—	—	1.52	(.40)	—	(.40)	—		13.94	12.88
2011	14.03	.81	(1.22)	—	—	(.41)	(.80)	—	(.80)	—		12.82	11.78
2010	12.85	.85	1.09	—	—	1.94	(.76)	—	(.76)	—		14.03	12.87
2009(f)	14.19	.39	(1.32)	— **	(.01)	(.94)	(.35)	(.05)	(.40)	—		12.85	11.75
Year Ended 8/31:
2008	14.47	.97	(.30)	(.24)	—	.43	(.71)	—	(.71)	—		14.19	13.78
2007	14.92	.96	(.46)	(.24)	—	.26	(.71)	—	(.71)	—		14.47	14.47
2006	15.17	.95	(.25)	(.21)	—	.49	(.74)	—	(.74)	—		14.92	14.27

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

84	Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares Before Reimbursement(c)				Ratios to Average Net Assets Applicable to Common Shares After Reimbursement(c)(d)
Based on Market Value (b)	Based on Common Share Net Asset Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(e)	Net Investment Income (Loss)		Expenses	(e)	Net Investment Income (Loss)		Portfolio Turnover Rate

15.54%	11.44%	$225,316	1.33	%*	7.12	%*	1.24	%*	7.21	%*	8%
1.81	(.75)	208,950	1.13		6.94		.97		7.10		7
30.55	15.42	224,301	1.19		7.21		.95		7.45		1
(14.22)	(4.50)	206,467	1.32	*	7.36	*	1.01	*	7.67	*	3

(.03)	2.98	223,356	1.19		6.52		.84		6.87		6
(4.64)	1.13	227,923	1.21		6.12		.79		6.54		12
10.72	3.62	236,525	1.17		6.12		.71		6.58		3

12.95	12.05	82,059	1.82	*	6.36		N/A		N/A		1
(2.71)	(3.18)	75,493	2.06		5.74		1.97		5.83		8
16.39	15.49	82,579	1.68		6.11		1.47		6.32		—	***
(11.55)	(6.42)	75,661	2.57	*	5.89	*	2.27	*	6.19	*	3

.12	2.97	83,531	1.33		6.28		.94		6.67		28
6.35	1.69	85,144	1.27		5.95		.79		6.43		15
4.56	3.43	87,77	1.22		5.97		.74		6.45		4

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS and/or VRDP Shares, where applicable.

(d)
After expense reimbursement from the Adviser, where applicable. Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable. As of November 30, 2010, the Adviser is no longer reimbursing Insured California Tax-Free Advantage (NKX) for any fees or expenses.

(e)
The expense ratios reflect, among other things, all interest expense and other costs related to VRDP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, both as described in Footnote 1 – General Information and Significant Accounting Policies, Variable Rate Demand Preferred Shares and Inverse Floating Rate Securities, respectively as follows:

Insured California Dividend Advantage (NKL)
Year Ended 2/28–2/29:
2012(g)	.26	%*
2011	.02
2010	.03
2009(f)	.09	*
Year Ended 8/31:
2008	—
2007	.05
2006	—

Insured California Tax-Free Advantage (NKX)
Year Ended 2/28–2/29:
2012(g)	.72	*
2011	.92
2010	.57
2009(f)	1.03	*
Year Ended 8/31:
2008	.08
2007	.06
2006	—

(f)	For the six months ended February 28, 2009.
(g)	For the six months ended August 31, 2011.
*	Annualized.
**	Rounds to less than $.01 per share.
***	Calculates to less than 1%.
N/A	Fund does not have a contractual reimbursement agreement with the Adviser.

See accompanying notes to financial statements.

Nuveen Investments	85

Financial
Highlights (Unaudited) (continued)

	ARPS at the End of Period			VRDP Shares at the End of Period
	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share
Insured California Premium Income (NPC)
Year Ended 2/28–2/29:
2012(g)	$—	$—	$—	$42,700	$100,000	$325,699
2011	—	—	—	42,700	100,000	305,684
2010	45,000	25,000	77,746	—	—	—
2009(f)	45,000	25,000	75,295	—	—	—
Year Ended 8/31:
2008	45,000	25,000	78,590	—	—	—
2007	45,000	25,000	78,987	—	—	—
2006	45,000	25,000	80,878	—	—	—

Insured California Premium Income 2 (NCL)
Year Ended 2/28–2/29:
2012(g)	—	—	—	74,000	100,000	344,067
2011	—	—	—	74,000	100,000	323,458
2010	79,825	25,000	80,487	—	—	—
2009(f)	79,825	25,000	75,996	—	—	—
Year Ended 8/31:
2008	87,400	25,000	76,411	—	—	—
2007	95,000	25,000	73,511	—	—	—
2006	95,000	25,000	75,150	—	—	—

86	Nuveen Investments

	ARPS at the End of Period			VRDP Shares at the End of Period			MTP Shares at the End of Period (h)
	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding(000)	Liquidation Value Per Share	Asset Coverage Per Share
California Premium Income (NCU)
Year Ended 2/28–2/29:
2012(g)	$—	$—	$—	$—	$—	$—	$35,250	$10.00	$32.84
2011	—	—	—	—	—	—	35,250	10.00	31.07
2010	34,375	25,000	82,150	—	—	—	—	—	—
2009(f)	40,875	25,000	68,584	—	—	—	—	—	—
Year Ended 8/31:
2008	43,000	25,000	70,910	—	—	—	—	—	—
2007	43,000	25,000	72,209	—	—	—	—	—	—
2006	43,000	25,000	74,109	—	—	—	—	—	—

California Dividend Advantage (NAC)
Year Ended 2/28–2/29:
2012(g)	—	—	—	136,200,000	100,000	338,035	—	—	—
2011	135,525	25,000	79,903	—	—	—	—	—	—
2010	135,525	25,000	85,098	—	—	—	—	—	—
2009(f)	135,525	25,000	77,430	—	—	—	—	—	—
Year Ended 8/31:
2008	135,525	25,000	87,485	—	—	—	—	—	—
2007	175,000	25,000	75,075	—	—	—	—	—	—
2006	175,000	25,000	77,217	—	—	—	—	—	—

(f)	For the six months ended February 28, 2009.
(g)	For the six months ended August 31, 2011.
(h)	The Ending and Average Market Value Per Share for each Series of the Fund’s MTP Shares were as follows:

	Series	Ending Market Value Per Share	Average Market Value Per Share
California Premium Income (NCU)
Year Ended 2/28–2/29:
2012(g)	2015	$9.85	$9.72
2011	2015	9.63	9.74	^
2010	—	—	—
2009(f)	—	—	—
Year Ended 8/31
2008	—	—	—
2007	—	—	—
2006	—	—	—

California Dividend Advantage (NAC)
Year Ended 2/28–2/29:
2012(g)	—	—	—
2011	—	—	—
2010	—	—	—
2009(f)	—	—	—
Year Ended 8/31:
2008	—	—	—
2007	—	—	—
2006	—	—	—

^	For the period September 22, 2010 (first issuance date of shares) through February 28, 2011.

See accompanying notes to financial statements.

Nuveen Investments	87

Financial
Highlights (Unaudited) (continued)

	ARPS at the End of Period			MTP Shares at the End of Period (h)			ARPS and MTP Shares at the End of Period
	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Asset Coverage Per $1 Liquidation Preference
California Dividend Advantage 2 (NVX)
Year Ended 2/28–2/29:
2012(g)	$—	$—	$—	$97,846	$10.00	$31.70	$—
2011	39,950	25,000	77,310	55,000	10.00	30.92	3.09
2010	93,775	25,000	81,968	—	—	—	—
2009(f)	110,000	25,000	68,369	—	—	—	—
Year Ended 8/31:
2008	110,000	25,000	73,384	—	—	—	—
2007	110,000	25,000	74,394	—	—	—	—
2006	110,000	25,000	76,627	—	—	—	—

California Dividend Advantage 3 (NZH)
Year Ended 2/28–2/29:
2012(g)	—	—	—	159,545	10.00	29.58	—
2011	69,500	25,000	71,960	86,250	10.00	28.78	2.88
2010	69,500	25,000	76,021	86,250	10.00	30.41	3.04
2009(f)	154,075	25,000	70,117	—	—	—	—
Year Ended 8/31:
2008	159,925	25,000	76,377	—	—	—	—
2007	187,000	25,000	70,963	—	—	—	—
2006	187,000	25,000	73,459	—	—	—	—

(f)	For the six months ended February 28, 2009.
(g)	For the six months ended August 31, 2011.
(h)	The Ending and Average Market Value Per Share for each Series of the Fund’s MTP Shares were as follows:

	Series	Ending Market Value Per Share	Average Market Value Per Share		Series	Ending Market Value Per Share	Average Market Value Per Share		Series	Ending Market Value Per Share	Average Market Value Per Share
California Dividend Advantage 2 (NVX)
Year Ended 2/28–2/29:
2012(g)	—	$—	$—		2014	$10.09	$10.09	Ω	2015	$9.96	$9.82
2011	—	—	—		—	—	—		2015	9.82	9.72	^^
2010	—	—	—		—	—	—		—	—	—
2009(f)	—	—	—		—	—	—		—	—	—
Year Ended 8/31:
2008	—	—	—		—	—	—		—	—	—
2007	—		—		—	—	—		—	—	—
2006	—	—	—		—	—	—		—	—	—

California Dividend Advantage 3 (NZH)
Year Ended 2/28–2/29:
2012(g)	2014	10.21	10.10	ΩΩ	2014-1	10.04	10.13	ΩΩΩ	2015	10.17	10.09
2011	—	—	—		—	—	—		2015	10.06	10.14
2010	—	—	—		—	—	—		2015	10.11	10.09	^
2009(f)	—	—	—		—	—	—		—	—	—
Year Ended 8/31:
2008	—	—	—		—	—	—		—	—	—
2007	—	—	—		—	—	—		—	—	—
2006	—	—	—		—	—	—		—	—	—

^	For the period December 21, 2009 (first issuance date of shares) through February 28, 2010.
^^	For the period October 22, 2010 (first issuance date of shares) through February 28, 2011.
Ω	For the period March 9, 2011 (first issuance date of shares) through August 31, 2011.
ΩΩ	For the period April 11, 2011 (first issuance date of shares) through August 31, 2011.
ΩΩΩ	For the period June 6, 2011 (first issuance date of shares) through August 31, 2011.

88	Nuveen Investments

	ARPS at the End of Period			VRDP Shares at the End of Period
	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share
Insured California Dividend Advantage (NKL)
Year Ended 2/28–2/29:
2012(g)	$—	$—	$—	$104,400	$100,000	$315,820
2011	103,750	25,000	75,349	—	—	—
2010	108,250	25,000	76,802	—	—	—
2009(f)	108,250	25,000	72,683	—	—	—
Year Ended 8/31:
2008	118,000	25,000	72,321	—	—	—
2007	118,000	25,000	73,289	—	—	—
2006	118,000	25,000	75,111	—	—	—

Insured California Tax-Free Advantage (NKX)
Year Ended 2/28–2/29:
2012(g)	—	—	—	35,500	100,000	331,152
2011	—	—	—	35,500	100,000	312,655
2010	—	—	—	35,500	100,000	332,616
2009(f)	—	—	—	35,500	100,000	313,131
Year Ended 8/31:
2008	—	—	—	35,500	100,000	335,299
2007	45,000	25,000	72,302	—	—	—
2006	45,000	25,000	73,764	—	—	—

See accompanying notes to financial statements.

Nuveen Investments	89

Notes to
Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

General Information
The funds covered in this report and their corresponding Common share stock exchange symbols are Nuveen Insured California Premium Income Municipal Fund, Inc. (NPC), Nuveen Insured California Premium Income Municipal Fund 2, Inc. (NCL), Nuveen California Premium Income Municipal Fund (NCU), Nuveen California Dividend Advantage Municipal Fund (NAC), Nuveen California Dividend Advantage Municipal Fund 2 (NVX), Nuveen California Dividend Advantage Municipal Fund 3 (NZH), Nuveen Insured California Dividend Advantage Municipal Fund (NKL) and Nuveen Insured California Tax-Free Advantage Municipal Fund (NKX) (each a “Fund” and collectively, the “Funds”). Common shares of Insured California Premium Income (NPC), Insured California Premium Income 2 (NCL) and California Dividend Advantage (NAC) are traded on the New York Stock Exchange (“NYSE”) while Common shares of California Premium Income (NCU), California Dividend Advantage 2 (NVX), California Dividend Advantage 3 (NZH), Insured California Dividend Advantage (NKL) and Insured California Tax-Free Advantage (NKX) are traded on the NYSE Amex. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end registered investment companies.

Each Fund seeks to provide current income exempt from both regular federal and California state income taxes, and in the case of Insured California Tax-Free Advantage (NKX) the alternative minimum tax applicable to individuals, by investing primarily in a portfolio of municipal obligations issued by state and local government authorities within the state of California or certain U.S. territories.

Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

Investment Valuation
Prices of municipal bonds and forward swap contracts are provided by a pricing service approved by the Funds’ Board of Directors/Trustees. These securities are generally classified as Level 2 for fair value measurement purposes. When price quotes are not readily available (which is usually the case for municipal bonds) the pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer, or market activity, provided by Nuveen Fund Advisors, Inc. (the “Adviser”), a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen”). These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Funds’ Board of Directors/Trustees or its designee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s net asset value (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of these securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Funds’ Board of Directors/Trustees or its designee.

Refer to Footnote 2 – Fair Value Measurements for further details on the leveling of securities held by the Funds as of the end of the reporting period.

90	Nuveen Investments

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At August 31, 2011, California Premium Income (NCU) had outstanding when-issued/delayed delivery purchase commitments of $185,000, respectively. There were no such outstanding purchase commitments in any of the other Funds.

Investment Income
Investment income, which reflects the amortization of premiums and includes accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also reflects paydown gains and losses, if any.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and California state income taxes, and in the case of Insured California Tax-Free Advantage (NKX) the alternative minimum tax applicable to individuals, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Common Shareholders
Dividends from net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Auction Rate Preferred Shares
Each Fund is authorized to issue Auction Rate Preferred Shares (“ARPS”). As of February 28, 2011, Insured California Premium Income (NPC), Insured California Premium Income 2 (NCL) and California Premium Income (NCU) redeemed all of their outstanding ARPS at liquidation value. As of August 31, 2008, Insured California Tax-Free Advantage (NKX) redeemed all of its outstanding ARPS at liquidation value. During the six months ended August 31, 2011, California Dividend Advantage (NAC), California Dividend Advantage 2 (NVX), California Dividend Advantage 3 (NZH) and Insured California Dividend Advantage (NKL) had issued and outstanding ARPS, $25,000 stated value per share, which approximates market value, as a means of effecting financial leverage. Each Fund’s ARPS were issued in one or more Series. The dividend rate paid by the Funds on each Series was determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and was payable at the end of each rate period.

Beginning in February 2008, more shares for sale were submitted in the regularly scheduled auctions for the ARPS issued by the Funds than there were offers to buy. This meant that these auctions “failed to clear,’’ and that many ARPS shareholders who wanted to sell their shares in these auctions were unable to do so. ARPS shareholders unable to sell their shares received distributions at the “maximum rate’’ applicable to failed auctions as calculated in accordance with the pre-established terms of the ARPS. As of August 31, 2011, each Fund redeemed all of their outstanding ARPS, at liquidation value, as follows:

	Insured California Premium Income (NPC	)	Insured California Premium Income 2 (NCL	)	California Premium Income (NCU	)	California Dividend Advantage (NAC	)
ARPS redeemed, at liquidation value	$45,000,000		$95,000,000		$43,000,000		$175,000,000

Nuveen Investments	91

Notes to
Financial Statements (Unaudited) (continued)

	California Dividend Advantage 2 (NVX	)	California Dividend Advantage 3 (NZH	)	Insured California Dividend Advantage (NKL	)	Insured California Tax-Free Advantage (NKX	)
ARPS redeemed, at liquidation value	$110,000,000		$187,000,000		$118,000,000		$45,000,000

During the fiscal year ended February 28, 2011, lawsuits pursuing claims made in a demand letter alleging that Insured California Tax-Free Advantage’s (NKX) Board of Trustees breached its fiduciary duties related to the redemption at par of the Fund’s ARPS, had been filed on behalf of shareholders of the Fund, against the Adviser the Nuveen holding company, the majority owner of the holding company, the lone interested trustee, and current and former officers of the Fund. The court has heard the Fund’s motion to dismiss the lawsuits, and has taken the matter under advisement. Nuveen and other named defendants believe these lawsuits to be without merit, and all named parties are defending themselves vigorously against these charges.

During the current reporting period, Nuveen Investments, LLC known as Nuveen Securities, LLC, effective April 30, 2011, (“Nuveen Securities”) entered into a settlement with the Financial Industry Regulatory Authority (“FINRA”) with respect to certain allegations regarding Nuveen-sponsored closed-end fund ARPS marketing brochures. As part of this settlement, Nuveen Securities neither admitted to nor denied FINRA’s allegations. Nuveen Securities is the broker-dealer subsidiary of Nuveen.

The settlement with FINRA concludes an investigation that followed the widespread failure of auctions for ARPS and other auction rate securities, which generally began in mid-February 2008. In the settlement, FINRA alleged that certain marketing materials provided by Nuveen Securities were false and misleading. Nuveen Securities agreed to a censure and the payment of a $3 million fine.

MuniFund Term Preferred Shares
The following Funds have issued and outstanding MuniFund Term Preferred (“MTP”) Shares, with a $10 stated value per share. Proceeds from the issuance of MTP Shares, net of offering expenses, were used to redeem all, or a portion of, each Fund’s outstanding ARPS. Each Fund’s MTP Shares are issued in one or more Series. Dividends, which are recognized as interest expense for financial reporting purposes, are paid monthly at a fixed annual rate, subject to adjustments in certain circumstances. The MTP Shares trade on the NYSE. As of August 31, 2011, the number of MTP Shares outstanding, annual interest rate and the NYSE “ticker” symbol for each Fund’s series of MTP Shares are as follows:

	California Premium Income (NCU)
	Shares Outstanding	Annual Interest Rate	NYSE Ticker
Series 2015	35,250,000	2.00%	NCU Pr C

	California Dividend Advantage 2 (NVX)			California Dividend Advantage 3 (NZH)
	Shares Outstanding	Annual Interest Rate	NYSE Ticker	Shares Outstanding	Annual Interest Rate	NYSE Ticker
Series:
2014	42,846,300	2.35%	NVX Pr A	27,000,000	2.35%	NZH Pr A
2014-1	—	—	—	46,294,500	2.25	NZH Pr B
2015	55,000,000	2.05	NVX Pr C	86,250,000	2.95	NZH Pr C

Each Fund is obligated to redeem its MTP Shares by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed or repurchased by the Fund. MTP Shares are subject to optional and mandatory redemption in certain circumstances. MTP Shares will be subject to redemption at the option of each Fund (“Optional Redemption Date”), subject to a payment of premium for one year following the Optional Redemption Date (“Premium Expiration Date”), and at par thereafter. MTP Shares also will be subject to redemption, at the option of each Fund, at par in the event of certain changes in the credit rating of the MTP Shares. Each Fund may be obligated to redeem certain of the MTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. The Term Redemption Date, Optional Redemption Date and Premium Expiration Date for each Fund’s MTP Shares are as follows:

92	Nuveen Investments

	California Premium Income (NCU	)	California Dividend Advantage 2 (NVX	)	California Dividend Advantage 2 (NVX	)	California Dividend Advantage 3 (NZH	)	California Dividend Advantage 3 (NZH	)	California Dividend Advantage 3 (NZH	)
	Series 2015		Series 2014		Series 2015		Series 2014		Series 2014-1		Series 2015
Term Redemption Date	October 1, 2015		April 1, 2014		November 1, 2015		May 1, 2014		July 1, 2014		January 1, 2015
Optional Redemption Date	October 1, 2011		April 1, 2012		November 1, 2011		May 1, 2012		July 1, 2012		January 1, 2011
Premium Expiration Date	September 30, 2012		March 31, 2013		October 31, 2012		April 30, 2013		June 30, 2013		December 31, 2011

The average liquidation value of MTP Shares outstanding for each Fund during the six months ended August 31, 2011, was as follows:

	California Premium Income (NCU	)	California Dividend Advantage 2 (NVX	)	California Dividend Advantage 3 (NZH	)
Average liquidation value of MTP Shares outstanding	$35,250,000		$91,148,793		$129,075,019

For financial reporting purposes only, the liquidation value of MTP Shares is recorded as a liability on the Statement of Assets and Liabilities. Unpaid dividends on MTP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities. Dividends paid on MTP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Net amounts earned by Nuveen as underwriter of each Fund’s MTP Share offering are recorded as reductions of offering costs recognized by the Funds. During the six months ended August 31, 2011, the net amounts earned by Nuveen for each fund were as follows:

	California Premium Income (NCU	)	California Dividend Advantage 2 NVX	)	California Dividend Advantage 3 (NZH	)
Net amounts earned by Nuveen	$2,021		$4,454		$1,895

Variable Rate Demand Preferred Shares
The following Funds have issued and outstanding Variable Rate Demand Preferred (“VRDP”) Shares, with a $100,000 liquidation value per share. Insured California Premium Income (NPC), Insured California Premium Income 2 (NCL), California Dividend Advantage (NAC), Insured California Dividend Advantage (NKL) and Insured California Tax-Free Advantage (NKX) issued their VRDP Shares in a privately negotiated offering during March 2010, December 2010, June 2011, June 2011 and August 2008, respectively. Proceeds of each Fund’s offering were used to redeem all, or a portion of, each Fund’s outstanding ARPS. The VRDP Shares were offered to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933. As of August 31, 2011, the number of VRDP Shares outstanding and maturity date for each Fund are as follows:

	Insured California Premium Income (NPC	)	Insured California Premium Income 2 (NCL	)	Insured California Dividend Advantage (NAC	)	Insured California Dividend Advantage (NKL	)	California Tax-Free Advantage (NKX	)
Series	1		1		1		1		2
Shares outstanding	427		740		1,362		1,044		355
Maturity	March 1, 2040		December 1, 2040		June 1, 2041		June 1, 2041		June 1, 2040

VRDP Shares include a liquidity feature that allows VRDP shareholders to have their shares purchased by a liquidity provider with whom each Fund has contracted in the event that purchase orders for VRDP Shares in a remarketing are not sufficient in number to be matched with the sale orders in that remarketing. Each Fund is required to redeem any VRDP Shares that are still owned by the liquidity provider after six months of continuous, unsuccessful remarketing.

Dividends on the VRDP Shares (which are treated as interest payments for financial reporting purposes) are set weekly at a rate established by a remarketing agent; therefore, the market value of the VRDP Shares is expected to approximate its liquidation value. If remarketings for VRDP Shares are continuously unsuccessful for six months, the maximum rate is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the VRDP Shares.

Subject to certain conditions, VRDP Shares may be redeemed, in whole or in part, at any time at the option of each Fund. Each Fund may also redeem certain of the VRDP Shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends.

Nuveen Investments	93

Notes to
Financial Statements (Unaudited) (continued)

The average liquidation value outstanding and annualized dividend rate of VRDP Shares for each Fund during the six months ended August 31, 2011, were as follows:

	Insured California Premium Income (NPC	)	Insured California Premium Income 2 (NCL	)	California Dividend Advantage (NAC	)*	Insured California Dividend Advantage (NKL	)*	Insured California Tax-Free Advantage (NKX	)
Average liquidation value outstanding	$42,700,000		$74,000,000		$136,200,000		$104,400,000		$35,500,000
Annualized dividend rate	0.35%		0.39%		0.29%		0.29%		0.32%

*	For the period June 28, 2011 (issuance date of shares) through August 31, 2011.

For financial reporting purposes only, the liquidation value of VRDP Shares is recognized as a liability on the Statement of Assets and Liabilities. Unpaid dividends on VRDP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities. Dividends paid on the VRDP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. In addition to interest expense, each Fund also pays a per annum liquidity fee to the liquidity provider, which is recognized as “Liquidity fees on VRDP” on the Statement of Operations.

Insurance
Since 2007, the financial status of most major municipal bond insurers has deteriorated substantially, and some insurers have gone out of business, rendering worthless the insurance policies they had written. Under normal circumstances, Insured California Premium Income (NPC), Insured California Premium Income 2 (NCL), Insured California Dividend Advantage (NKL) and Insured California Tax-Free Advantage (NKX) invests at least 80% of their managed assets (as defined in Footnote 7 – Management Fees and Other Transactions with Affiliates) in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest. In addition, the municipal securities in which each Fund invests will be investment grade at the time of purchase (including (i) bonds insured by investment grade rated insurers or are rated investment grade; (ii) unrated bonds that are judged to be investment grade by the Adviser; and (iii) escrowed bonds). Ratings below BBB by one or more national rating agencies are considered to be below investment grade.

Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Assuming that the insurer remains creditworthy, the insurance feature of a municipal security guarantees the full payment of principal and interest when due through the life of an insured obligation. Such insurance does not guarantee the market value of the insured obligation or the value of the Fund’s Common shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Funds ultimately dispose of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance, in contrast, is effective only while the municipal securities are held by the Funds and is reflected as an expense over the term of the policy, when applicable. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the Common share net asset value of the Funds include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Funds the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond’s par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an “inverse floater”) that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond’s value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an “externally-deposited inverse floater”), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a “self-deposited inverse floater”). The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as “(IF) – Inverse floating rate investment.” An investment in a self-deposited inverse floater is accounted for as a financing transaction. In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund accounting for the short-term floating rate certificates issued by the trust

94	Nuveen Investments

as “Floating rate obligations” on the Statement of Assets and Liabilities. In addition, the Fund reflects in “Investment Income” the entire earnings of the underlying bond and the related interest paid to the holders of the short-term floating rate certificates as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

During the six months ended August 31, 2011, each Fund invested in externally-deposited inverse floaters and/or self-deposited inverse floaters.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse trust” or “credit recovery swap”) (such agreements referred to herein as “Recourse Trusts”) with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates issued by the trust plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on inverse floaters may increase beyond the value of a Fund’s inverse floater investments as a Fund may potentially be liable to fulfill all amounts owed to holders of the floating rate certificates. At period end, any such shortfall is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.

At August 31, 2011, each Fund’s maximum exposure to externally-deposited Recourse Trusts, was as follows:

	Insured California Premium Income (NPC	)	Insured California Premium Income 2 (NCL	)	California Premium Income (NCU	)	California Dividend Advantage (NAC	)	California Dividend Advantage 2 (NVX	)	California Dividend Advantage 3 (NZH	)	Insured California Dividend Advantage (NKL	)	Insured California Tax-Free Advantage (NKX	)
Maximum exposure to Recourse Trusts	$9,780,000		$9,515,000		$6,510,000		$3,590,000		$16,210,000		$48,960,000		$7,700,000		$2,905,000

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters for the following Funds during the six months ended August 31, 2011, were as follows:

	Insured California Premium Income 2 (NCL	)	California Premium Income (NCU	)	California Dividend Advantage (NAC	)
Average floating rate obligations outstanding	$17,880,000		$6,650,000		$28,545,000
Average annual interest rate and fees	0.61%		0.57%		0.63%

	California Dividend Advantage 2 (NVX	)	California Dividend Advantage 3 (NZH	)	Insured California Dividend Advantage (NKL	)	Insured California Tax-Free Advantage (NKX	)
Average floating rate obligations outstanding	$11,390,000		$3,845,000		$7,385,000		$3,360,000
Average annual interest rate and fees	0.63%		0.57%		0.64%		0.80%

Forward Swap Contracts
Each Fund is authorized to enter into forward interest rate swap contracts consistent with their investment objectives and policies to reduce, increase or otherwise alter its risk profile or to alter its portfolio characteristics (i.e. duration, yield curve positioning and credit quality).

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Each Fund’s use of forward interest rate swap transactions is intended to help the Fund manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Fund’s interest rate sensitivity with that of the broader market. Forward interest rate swap transactions involve a Fund’s agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying a Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the “effective date”). The amount of the payment obligation is based on the notional amount of the swap contract and the termination date of the swap (which is akin to a bond’s maturity). The value of a Fund’s swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap’s termination date increases or decreases. Forward interest rate swap contracts are valued daily. The net amount recorded on these transactions for each counterparty is recognized on the Statement of Assets and Liabilities as a component of “Unrealized appreciation or depreciation on forward swaps” with the change during the fiscal period recognized on the Statement of Operations as a component of “Change in net unrealized appreciation (depreciation) of forward swaps.”

Each Fund may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. Net realized gains and losses during the fiscal period are recognized on the Statement of Operations as a component of “Net realized gain (loss) from forward swaps.” Each Fund intends, but is not obligated, to terminate its forward swaps before the effective date. Accordingly, the risk of loss with

Nuveen Investments	95

Notes to
Financial Statements (Unaudited) (continued)

respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination.

During the six months ended August 31, 2011, Insured California Premium Income 2 (NCL) entered into forward swap transactions to broadly reduce the sensitivity of the Fund to movements in U.S. interest rates. The average notional amount of forward interest rate swap contracts outstanding during the six months ended August 31, 2011 was as follows:

	Insured California Premium Income 2 (NCL	)
Average notional amount of forward interest rate swap contracts outstanding*	$3,833,333

*	The average notional amount is calculated based on the outstanding notional at the beginning of the fiscal year and at the end of each fiscal quarter within the current fiscal year.

Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities. Futures contracts, when applicable, expose a Fund to minimal counterparty credit risk as they are exchange traded and the exchange’s clearinghouse, which is counterparty to all exchange traded futures, guarantees the futures contracts against default.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

Zero Coupon Securities
Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Offering Costs
Costs incurred by the Funds in connection with their offerings of MTP Shares or VRDP Shares were recorded as a deferred charge, which will be amortized over the life of the shares. Each Fund’s amortized deferred charges are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. As of August 31, 2011, each Fund’s offering costs incurred were as follows:

	California Premium Income (NCU	)	California Dividend Advantage 2 (NVX	)	California Dividend Advantage 3 (NZH	)
MTP Shares	$868,750		$2,055,579		$3,269,931

	Insured California Premium Income (NPC	)	Insured California Premium Income 2 (NCL	)	California Dividend Advantage (NAC	)	Insured California Dividend Advantage (NKL	)	Insured California Tax-Free Advantage (NKX	)
VRDP Shares	$857,000		$627,000		$650,000		$580,000		$530,000

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

96	Nuveen Investments

Indemnifications
Under the Funds’ organizational documents, their officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. Fair Value Measurements
Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of August 31, 2011:

Insured California Premium Income (NPC)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$134,907,914	$—	$134,907,914

Insured California Premium Income 2 (NCL)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$266,052,088	$—	$266,052,088

California Premium Income (NCU)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$118,243,881	$2,236,791	$120,480,672

California Dividend Advantage (NAC)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$470,695,220	$706,700	$471,401,920

California Dividend Advantage 2 (NVX)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$311,692,875	$440,300	$312,133,175

California Dividend Advantage 3 (NZH)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$457,603,383	$725,200	$458,328,583

Insured California Dividend Advantage (NKL)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$334,584,349	$—	$334,584,349

Insured California Tax-Free Advantage (NKX)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$116,351,102	$—	$116,351,102

Nuveen Investments	97

Notes to
Financial Statements (Unaudited) (continued)

The following is a reconciliation of each Fund’s Level 3 investments held at the beginning and end of the measurement period:

	California		California	California	California
	Premium		Dividend	Dividend	Dividend
	Income		Advantage	Advantage 2	Advantage 3
	(NCU	)	(NAC )	(NVX )	(NZH )
	Level 3		Level 3	Level 3	Level 3
	Municipal		Municipal	Municipal	Municipal
	Bonds		Bonds	Bonds	Bonds
Balance at the beginning of period	$2,746,970		$1,229,601	$766,086	$1,261,789
Gains (losses):
Net realized gains (losses)	—		—	—	—
Net change in unrealized appreciation (depreciation)	179,821		(522,901)	(325,786)	(536,589)
Purchases at cost	—		—	—	—
Sales at proceeds	(690,000)		—	—	—
Net discounts (premiums)	—		—	—	—
Transfers in to	—		—	—	—
Transfers out of	—		—	—	—
Balance at the end of period	$2,236,791		$706,700	$440,300	$725,200
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of August 31, 2011	$179,821		$(522,901)	$(325,786)	$(536,589)

During the six months ended August 31, 2011, the Funds recognized no significant transfers to or from Level 1, Level 2 or Level 3.

3. Derivative Instruments and Hedging Activities
The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes. For additional information on the derivative instruments in which each Fund was invested during and at the end of the reporting period, refer to the Portfolios of Investments, Financial Statements and Footnote 1 - General Information and Significant Accounting Policies.

The following tables present the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended August 31, 2011, on derivative instruments, as well as the primary risk exposure associated with each.

Net Realized Gain (Loss) from Forward Swaps	Insured California Premium Income 2 (NCL	)
Risk Exposure
Interest Rate	$(346,971)

Change in Net Unrealized Appreciation (Depreciation) of Forward Swaps	Insured California Premium Income 2 (NCL	)
Risk Exposure
Interest Rate	$15,872

98	Nuveen Investments

4. Fund Shares

Common Shares
Transactions in Common shares were as follows:

	Insured California Premium Income (NPC)		Insured California Premium Income 2 (NCL)
	Six Months Ended 8/31/11	Year Ended 2/28/11	Six Months Ended 8/31/11	Year Ended 2/28/11
Common shares:
Issued to shareholders due to reinvestment of distributions	—	—	—	2,552
Repurchased and retired	—	—	—	(1,200)
Weighted average Common share:
Price per share repurchased and retired	—	—	—	$12.14
Discount per share repurchased and retired	—	—	—	13.47%

	California Premium Income (NCU)		California Dividend Advantage (NAC)
	Six Months Ended 8/31/11	Year Ended 2/28/11	Six Months Ended 8/31/11	Year Ended 2/28/11
Common shares:
Issued to shareholders due to reinvestment of distributions	—	—	—	—
Repurchased and retired	—	(2,400)	—	—
Weighted average Common share:
Price per share repurchased and retired	—	$11.82	—	—
Discount per share repurchased and retired	—	14.53%	—	—

	California Dividend Advantage 2 (NVX)		California Dividend Advantage 3 (NZH)
	Six Months Ended 8/31/11	Year Ended 2/28/11	Six Months Ended 8/31/11	Year Ended 2/28/11
Common shares:
Issued to shareholders due to reinvestment of distributions	—	—	—	8,485
Repurchased and retired	—	—	—	—
Weighted average Common share:
Price per share repurchased and retired	—	—	—	—
Discount per share repurchased and retired	—	—	—	—

	Insured California Dividend Advantage (NKL)		Insured California Tax-Free Advantage (NKX)
	Six Months Ended 8/31/11	Year Ended 2/28/11	Six Months Ended 8/31/11	Year Ended 2/28/11
Common shares:
Issued to shareholders due to reinvestment of distributions	—	2,873	—	596
Repurchased and retired	—	—	—	—
Weighted average Common share:
Price per share repurchased and retired	—	—	—	—
Discount per share repurchased and retired	—	—	—	—

Preferred Shares
Insured California Tax-Free Advantage (NKX) redeemed all of its outstanding ARPS during the fiscal year ended August 31, 2008.

Nuveen Investments	99

Notes to
Financial Statements (Unaudited) (continued)

Transactions in ARPS were as follows:

	Insured California Premium Income (NPC)				Insured California Premium Income 2 (NCL)
	Six Months Ended 8/31/11		Year Ended 2/28/11		Six Months Ended 8/31/11		Year Ended 2/28/11
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
ARPS redeemed:
Series T	N/A	N/A	1,800	$45,000,000	N/A	N/A	1,597	$39,925,000
Series TH	N/A	N/A	—	—	N/A	N/A	1,596	39,900,000
Total	N/A	N/A	1,800	$45,000,000	N/A	N/A	3,193	$79,825,000

	California Premium Income (NCU)				California Dividend Advantage (NAC)
	Six Months Ended 8/31/11		Year Ended 2/28/11		Six Months Ended 8/31/11		Year Ended 2/28/11
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
ARPS redeemed:
Series M	N/A	N/A	1,375	$34,375,000	—	$—	—	$—
Series TH	N/A	N/A	—	—	2,710	67,750,000	—	—
Series F	N/A	N/A	—	—	2,711	67,775,000	—	—
Total	N/A	N/A	1,375	$34,375,000	5,421	$135,525,000	—	$—

	California Dividend Advantage 2 (NVX)				California Dividend Advantage 3 (NZH)
	Six Months Ended 8/31/11		Year Ended 2/28/11		Six Months Ended 8/31/11		Year Ended 2/28/11
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
ARPS redeemed:
Series M	799	$19,975,000	1,076	$26,900,000	1,389	$34,725,000	—	$—
Series TH	—	—	—	—	1,391	34,775,000	—	—
Series F	799	19,975,000	1,077	26,925,000	—	—	—	—
Total	1,598	$39,950,000	2,153	$53,825,000	2,780	$69,500,000	—	$—

	Insured California Dividend Advantage (NKL)
	Six Months Ended 8/31/11		Year Ended 2/28/11
	Shares	Amount	Shares	Amount
ARPS redeemed:
Series T	2,075	$51,875,000	90	$2,250,000
Series F	2,075	51,875,000	90	2,250,000
Total	4,150	$103,750,000	180	$4,500,000

N/A - As of February 28, 2011, the Fund redeemed all of its outstanding ARPS at liquidation value.
Transactions in MTP Shares were as follows:

	California Premium Income (NCU)				California Dividend Advantage 2 (NVX)
	Six Months Ended 8/31/11		Year Ended 2/28/11		Six Months Ended 8/31/11		Year Ended 2/28/11
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
MTP Shares issued:
Series 2014	—	$—	—	$—	4,284,630	$42,846,300	—	$—
Series 2015	—	—	3,525,000	35,250,000	—	—	5,500,000	55,000,000
Total	—	$—	3,525,000	$35,250,000	4,284,630	$42,846,300	5,500,000	$55,000,000

100	Nuveen Investments

	California Dividend Advantage 3 (NZH)
	Six Months Ended 8/31/11		Year Ended 2/28/11
	Shares	Amount	Shares	Amount
MTP Shares issued:
Series 2014	2,700,000	$27,000,000	—	$—
Series 2014-1	4,629,450	46,294,500	—	—
Total	7,329,450	$73,294,500	—	$—

Transactions in VRDP Shares were as follows:

	Insured California Premium Income (NPC)				Insured California Premium Income 2 (NCL)
	Six Months Ended 8/31/11		Year Ended 2/28/11		Six Months Ended 8/31/11		Year Ended 2/28/11
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
VRDP Shares issued:
Series 1	—	$—	427	$42,700,000	—	$—	740	$74,000,000

	California Dividend Advantage (NAC)				Insured California Dividend Advantage (NKL)
	Six Months Ended 8/31/11		Year Ended 2/28/11		Six Months Ended 8/31/11		Year Ended 2/28/11
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
VRDP Shares issued:
Series 1	1,362	$136,200,000	—	$—	1,044	$104,400,000	—	$—

5. Investment Transactions
Purchases and sales (including maturities but excluding short-term investments and derivative transactions, where applicable) during the six months ended August 31, 2011, were as follows:

	Insured California Premium Income (NPC	)	Insured California Premium Income 2 (NCL	)	California Premium Income (NCU	)	California Dividend Advantage (NAC	)
Purchases	$10,839,226		$5,028,600		$7,773,382		$32,370,115
Sales and maturities	12,734,546		8,335,739		7,585,176		47,058,240

	California Dividend Advantage 2 (NVX	)	California Dividend Advantage 3 (NZH	)	Insured California Dividend Advantage (NKL	)	Insured California Tax-Free Advantage (NKX	)
Purchases	$11,487,027		$33,705,919		$28,822,652		$1,495,410
Sales and maturities	14,216,407		40,001,620		26,677,784		3,906,596

6. Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

Nuveen Investments	101

Notes to
Financial Statements (Unaudited) (continued)

At August 31, 2011, the cost and unrealized appreciation (depreciation) of investments (excluding investments in derivatives), as determined on a federal income tax basis, were as follows:

	Insured California Premium Income (NPC	)	Insured California Premium Income 2 (NCL	)	California Premium Income (NCU	)	California Dividend Advantage (NAC )
Cost of investments	$129,892,192		$245,461,303		$111,419,802		$445,098,986
Gross unrealized:
Appreciation	$8,176,497		$8,065,777		$5,612,319		$20,331,350
Depreciation	(3,160,775)		(5,355,568)		(3,204,596)		(22,570,294)
Net unrealized appreciation (depreciation) of investments	$5,015,722		$2,710,209		$2,407,723		$(2,238,944)

	California Dividend Advantage 2 (NVX )	California Dividend Advantage 3 (NZH )	Insured California Dividend Advantage (NKL	)	Insured California Tax-Free Advantage (NKX )
Cost of investments	$300,785,430	$463,561,736	$323,112,366		$113,965,753
Gross unrealized:
Appreciation	$13,140,408	$14,841,594	$13,754,047		$3,669,133
Depreciation	(13,179,724)	(23,919,747)	(9,666,861)		(4,641,354)
Net unrealized appreciation (depreciation) of investments	$(39,316)	$(9,078,153)	$4,087,186		$(972,221)

Permanent differences, primarily due to federal taxes paid, taxable market discount, expiration of capital loss carryforwards, nondeductible offering costs, and distribution character reclassifications, resulted in reclassifications among the Funds’ components of Common share net assets at February 28, 2011, the Funds’ last tax year end, as follows:

	Insured California Premium Income (NPC )	Insured California Premium Income 2 (NCL	)	California Premium Income (NCU	)	California Dividend Advantage (NAC	)
Paid-in-surplus	$(20,434)	$14,452		$(70,792)		$40,747
Undistributed (Over-distribution of) net investment income	26,221	(28,128)		68,677		(155,199)
Accumulated net realized gain (loss)	(5,787)	13,676		2,115		114,452

	California Dividend Advantage 2 (NVX	)	California Dividend Advantage 3 (NZH	)	Insured California Dividend Advantage (NKL	)	Insured California Tax-Free Advantage (NKX	)
Paid-in-surplus	$(82,092)		$(3,141,289)		$—		$(216,845)
Undistributed (Over-distribution of) net investment income	53,999		268,858		(22,891)		216,845
Accumulated net realized gain (loss)	28,092		2,872,431		22,891		—

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at February 28, 2011, the Funds’ last tax year end, were as follows:

	Insured California Premium Income (NPC	)	Insured California Premium Income 2 (NCL	)	California Premium Income (NCU	)	California Dividend Advantage (NAC	)
Undistributed net tax-exempt income *	$1,839,223		$3,879,525		$1,788,999		$7,689,513
Undistributed net ordinary income **	161,841		150,935		3,522		106,883
Undistributed net long-term capital gains	48,836		—		—		—

102	Nuveen Investments

	California Dividend Advantage 2 (NVX	)	California Dividend Advantage 3 (NZH	)	Insured California Dividend Advantage (NKL	)	Insured California Tax-Free Advantage (NKX	)
Undistributed net tax-exempt income *	$5,075,158		$5,823,059		$5,167,309		$1,360,346
Undistributed net ordinary income **	11,877		8,491		84,729		28,931
Undistributed net long-term capital gains	—		—		—		—

*	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on February 1, 2011, paid on March 1, 2011.
**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended February 28, 2011, was designated for purposes of the dividends paid deduction as follows:

	Insured California Premium Income (NPC	)	Insured California Premium Income 2 (NCL	)	California Premium Income (NCU	)	California Dividend Advantage (NAC	)
Distributions from net tax-exempt income	$5,686,773		$11,251,372		$5,256,853		$21,325,264
Distributions from net ordinary income **	—		—		—		—
Distributions from net long-term capital gains	180,380		—		—		—

	California Dividend Advantage 2 (NVX	)	California Dividend Advantage 3 (NZH	)	Insured California Dividend Advantage (NKL	)	Insured California Tax-Free Advantage (NKX	)
Distributions from net tax-exempt income	$14,738,103		$24,545,542		$14,593,850		$4,850,289
Distributions from net ordinary income **	—		—		—		—
Distributions from net long-term capital gains	—		—		—		—

**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At February 28, 2011, the Funds’ last tax year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

	Insured California Premium Income 2 (NCL	)	California Premium Income (NCU	)	California Dividend Advantage (NAC	)	California Dividend Advantage 2 (NVX	)	California Dividend Advantage 3 (NZH	)	Insured California Dividend Advantage (NKL	)	Insured California Tax-Free Advantage (NKX	)
Expiration:
February 29, 2012	$—		$—		$—		$—		$323,840		$—		$—
February 29, 2016	—		—		—		—		3,869,938		—		—
February 28, 2017	—		59,969		10,106,897		—		4,536,999		123,944		485,298
February 28, 2018	1,444,281		881,108		731,149		705,843		10,646,251		1,227,051		530,894
February 28, 2019	—		—		—		—		1,340,157		—		—
Total	$1,444,281		$941,077		$10,838,046		$705,843		$20,717,185		$1,350,995		$1,016,192

During the Funds’ last tax year ended February 28, 2011, the following Funds utilized capital loss carryforwards as follows:

	Insured California Premium Income 2 (NCL	)	California Premium Income (NCU	)	California Dividend Advantage (NAC	)	California Dividend Advantage 2 (NVX	)	Insured California Dividend Advantage (NKL	)	Insured California Tax-Free Advantage (NKX	)
Utilized capital loss carryforwards	$3,881,652		$28,554		$4,030,701		$2,142,267		$116,727		$105,651

Nuveen Investments	103

Notes to
Financial Statements (Unaudited) (continued)

At February 28, 2011, the Funds’ last tax year end, $2,816,211 of California Dividend Advantage 3’s (NZH) capital loss carryforward expired.

The following Funds have elected to defer net realized losses from investments incurred from November 1, 2010 through February 28, 2011, the Funds’ last tax year end, (“post-October losses”) in accordance with federal income tax regulations. Post-October losses are treated as having arisen on the first day of the current fiscal year:

	Insured California Premium Income (NPC	)	Insured California Premium Income 2 (NCL	)	California Premium Income (NCU	)	California Dividend Advantage (NAC	)	Insured California Tax-Free Advantage (NZH	)
Post-October capital losses	$1,606		$5,056		$8,964		$3,411,514		$642,021

7. Management Fees and Other Transactions with Affiliates
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Average Daily Managed Assets*	Insured California Premium Income (NPC) Insured California Premium Income 2 (NCL) California Premium Income (NCU) Fund-Level Fee Rate
For the first $125 million	.4500%
For the next $125 million	.4375
For the next $250 million	.4250
For the next $500 million	.4125
For the next $1 billion	.4000
For the next $3 billion	.3875
For managed assets over $5 billion	.3750

Average Daily Managed Assets*
California Dividend Advantage (NAC)
California Dividend Advantage 2 (NVX)
California Dividend Advantage 3 (NZH)
Insured California Dividend Advantage (NKL)
Insured California Tax-Free Advantage (NKX)
Fund-Level Fee Rate

For the first $125 million	.4500%
For the next $125 million	.4375
For the next $250 million	.4250
For the next $500 million	.4125
For the next $1 billion	.4000
For managed assets over $2 billion	.3750

104	Nuveen Investments

The annual complex-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Complex-Level Managed Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445

*
For the fund-level and complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen Funds that constitute “eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen Funds or assets in excess of $2 billion added to the Nuveen Fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011. As of August 31, 2011, the complex-level fee rate for each of these Funds was .1781%.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a wholly-owned subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

The Funds pay no compensation directly to those of its directors/trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors/Trustees has adopted a deferred compensation plan for independent directors/trustees that enables directors/trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

For the first ten years of California Dividend Advantage 2’s (NVX) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily managed assets, for fees and expenses in the amounts and for the time periods set forth below:

Year Ending March 31,		Year Ending March 31,
2001*	.30%	2007	.25%
2002	.30	2008	.20
2003	.30	2009	.15
2004	.30	2010	.10
2005	.30	2011	.05
2006	.30

*	From the commencement of operations.

The Adviser has not agreed to reimburse California Dividend Advantage 2 (NVX) for any portion of its fees and expenses beyond March 31, 2011.
Nuveen Investments	105

Notes to
Financial Statements (Unaudited) (continued)

For the first ten years of California Dividend Advantage 3’s (NZH) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily managed assets, for fees and expenses in the amounts and for the time periods set forth below:

Year Ending September 30,		Year Ending September 30,
2001*	.30%	2007	.25%
2002	.30	2008	.20
2003	.30	2009	.15
2004	.30	2010	.10
2005	.30	2011	.05
2006	.30

*	From the commencement of operations.

The Adviser has not agreed to reimburse California Dividend Advantage 3 (NZH) for any portion of its fees and expenses beyond September 30, 2011.

For the first ten years of Insured California Dividend Advantage’s (NKL) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily managed assets, for fees and expenses in the amounts and for the time periods set forth below:

Year Ending March 31,		Year Ending March 31,
2002*	.30%	2008	.25%
2003	.30	2009	.20
2004	.30	2010	.15
2005	.30	2011	.10
2006	.30	2012	.05
2007	.30

*	From the commencement of operations.

The Adviser has not agreed to reimburse Insured California Dividend Advantage (NKL) for any portion of its fees and expenses beyond March 31, 2012.

As of November 30, 2010, the Adviser is no longer reimbursing Insured California Tax-Free Advantage (NKX) for any portion of its fees and expenses.

8. New Accounting Pronouncements

Fair Value Measurements and Disclosures
On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 (“ASU No. 2011-04”) modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

106	Nuveen Investments

Annual Investment Management
Agreement Approval Process (Unaudited)

The Board of Trustees or Directors (as the case may be) (each, a “Board” and each Trustee or Director, a “Board Member”) of the Funds, including the Board Members who are not parties to the Funds’ advisory or sub-advisory agreements or “interested persons” of any such parties (the “Independent Board Members”), are responsible for approving the advisory agreements (each, an “Investment Management Agreement”) between each Fund and Nuveen Fund Advisors, Inc. (the “Advisor”) and the sub-advisory agreements (each a “Sub-Advisory Agreement”) between the Advisor and Nuveen Asset Management, LLC (the “Sub-Advisor”) (the Investment Management Agreements and the Sub-Advisory Agreements are referred to collectively as the “Advisory Agreements”) and their periodic continuation. Pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), the Board is generally required to consider the continuation of advisory agreements and sub-advisory agreements on an annual basis. Accordingly, at an in-person meeting held on May 23-25, 2011 (the “May Meeting”), the Board, including a majority of the Independent Board Members, considered and approved the continuation of the Advisory Agreements for the Funds for an additional one-year period.

In preparation for their considerations at the May Meeting, the Board requested and received extensive materials prepared in connection with the review of the Advisory Agreements. The materials provided a broad range of information regarding the Funds, the Advisor and the Sub-Advisor (the Advisor and the Sub-Advisor are collectively, the “Fund Advisers” and each, a “Fund Adviser”). As described in more detail below, the information provided included, among other things, a review of Fund performance, including Fund investment performance assessments against peer groups and appropriate benchmarks, a comparison of Fund fees and expenses relative to peers, a description and assessment of shareholder service levels for the Funds, a summary of the performance of certain service providers, a review of product initiatives and shareholder communications and an analysis of the Advisor’s profitability with comparisons to comparable peers in the managed fund business. As part of their annual review, the Board also held a separate meeting on April 19-20, 2011, to review the Funds’ investment performance and consider an analysis provided by the Advisor of the Sub-Advisor which generally evaluated the Sub-Advisor’s investment team, investment mandate, organizational structure and history, investment philosophy and process, performance of the applicable Fund, and significant changes to the foregoing. As a result of their review of the materials and discussions, the Board presented the Advisor with questions and the Advisor responded.

The materials and information prepared in connection with the review of the Advisory Agreements at the May Meeting supplemented the information provided to the Board during the year. In this regard, throughout the year, the Board, acting directly or through

Nuveen Investments	107

Annual Investment Management Agreement
Approval Process (Unaudited) (continued)

its committees, regularly reviews the performance and various services provided by the Advisor and, since the internal restructuring described in Section A below, the Sub-Advisor. The Board meets at least quarterly as well as at other times as the need arises. At its quarterly meetings, the Board reviews reports by the Advisor which include, among other things, Fund performance, a review of the investment teams and compliance reports. The Board also meets with key investment personnel managing the Fund portfolios during the year. In addition, the Board continues its program of seeking to visit each sub-advisor to the Nuveen funds at least once over a multiple year rotation, meeting with key investment and business personnel. The Board also met with State Street Bank & Trust Company, the Funds’ accountant and custodian, in 2010. The Board considers factors and information that are relevant to its consideration of the renewal of the Advisory Agreements at these meetings held throughout the year. Accordingly, the Board considered the information provided and knowledge gained at these meetings when performing its review at the May Meeting of the Advisory Agreements. The Independent Board Members are assisted throughout the process by independent legal counsel who provided materials describing applicable law and the duties of directors or trustees in reviewing advisory contracts and met with the Independent Board Members in executive sessions without management present.

The Board considered all factors it believed relevant with respect to each Fund, including among other factors: (a) the nature, extent and quality of the services provided by the Fund Advisers, (b) the investment performance of the Fund and Fund Advisers, (c) the advisory fees and costs of the services to be provided to the Funds and the profitability of the Fund Advisers, (d) the extent of any economies of scale, (e) any benefits derived by the Fund Advisers from the relationship with the Fund and (f) other factors. Each Board Member may have accorded different weight to the various factors in reaching his or her conclusions with respect to a Fund’s Advisory Agreements. The Independent Board Members did not identify any single factor as all important or controlling. The Independent Board Members’ considerations were instead based on a comprehensive consideration of all the information presented. The principal factors considered by the Board and its conclusions are described below.

A. Nature, Extent and Quality of Services
In considering renewal of the Advisory Agreements, the Independent Board Members considered the nature, extent and quality of the Fund Adviser’s services, including advisory services and the resulting Fund performance and administrative services. The Independent Board Members reviewed materials outlining, among other things, the Fund Adviser’s organization and business; the types of services that the Fund Adviser or its affiliates provide to the Funds; the performance record of the applicable Fund (as described in further detail below); and any initiatives Nuveen had taken for the applicable fund product line.

In considering advisory services, the Board recognized that the Advisor provides various oversight, administrative, compliance and other services for the Funds and the Sub-Advisor provides the portfolio investment management services to the Funds. The Board recognized that Nuveen engaged in an internal restructuring in 2010 pursuant to

108	Nuveen Investments

which portfolio management services the Advisor had provided directly to the Funds were transferred to the Sub-Advisor, a newly-organized, wholly-owned subsidiary of the Advisor consisting of largely the same investment personnel. Accordingly, in reviewing the portfolio management services provided to each Fund, the Board reviewed the materials provided by the Nuveen Investment Services Oversight Team analyzing, among other things, the Sub-Advisor’s investment team and changes thereto, organization and history, assets under management, Fund objectives and mandate, the investment team’s philosophy and strategies in managing the Fund, developments affecting the Sub-Advisor or Fund and Fund performance. The Independent Board Members also reviewed portfolio manager compensation arrangements to evaluate each Fund Adviser’s ability to attract and retain high quality investment personnel, preserve stability, and reward performance but not provide an incentive to take undue risks. In addition, the Board considered the Advisor’s execution of its oversight responsibilities over the Sub-Advisor. Given the importance of compliance, the Independent Board Members also considered Nuveen’s compliance program, including the report of the chief compliance officer regarding the Funds’ compliance policies and procedures.

In addition to advisory services, the Board considered the quality and extent of administrative and other non-investment advisory services the Advisor and its affiliates provide to the Funds, including product management, investment services (such as oversight of investment policies and procedures, risk management, and pricing), fund administration, oversight of service providers, shareholder services, administration of Board relations, regulatory and portfolio compliance, legal support, managing leverage and promoting an orderly secondary market for common shares.

In reviewing the services provided, the Board also reviewed materials describing various notable initiatives and projects the Advisor performed in connection with the closed-end fund product line. These initiatives included continued activities to refinance auction rate preferred securities; ongoing services to manage leverage that has become increasingly complex; continued secondary market offerings and share repurchases for certain funds; and continued communications efforts with shareholders, fund analysts and financial advisers. With respect to the latter, the Independent Board Members noted Nuveen’s continued commitment to supporting the secondary market for the common shares of its closed-end funds through a comprehensive secondary market communication program designed to raise investor and analyst awareness and understanding of closed-end funds. Nuveen’s support services included, among other things: continuing communications in support of refinancing efforts related to auction rate preferred securities; participating in conferences; communicating continually with closed-end fund analysts covering the Nuveen funds; providing marketing for the closed-end funds; share purchases; and maintaining and enhancing a closed-end fund website.

Based on their review, the Independent Board Members found that, overall, the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement were satisfactory.

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Annual Investment Management Agreement
Approval Process (Unaudited) (continued)

B. The Investment Performance of the Funds and Fund Advisers
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund over various time periods. The Board reviewed, among other things, each Fund’s historic investment performance as well as information comparing the Fund’s performance information with that of other funds (the “Performance Peer Group”) based on data provided by an independent provider of mutual fund data and with recognized and/or customized benchmarks.

The Board reviewed reports, including a comprehensive analysis of the Funds’ performance and the applicable investment team. In this regard, the Board reviewed each Fund’s total return information compared to its Performance Peer Group for the quarter, one-, three- and five-year periods ending December 31, 2010 and for the same periods ending March 31, 2011. In addition, the Board reviewed each Fund’s total return information compared to recognized and/or customized benchmarks for the quarter, one- and three-year periods ending December 31, 2010 and for the same periods ending March 31, 2011. The Independent Board Members also reviewed historic premium and discount levels, including a summary of actions taken to address or discuss other developments affecting the secondary market discounts of various funds. This information supplemented the Fund performance information provided to the Board at each of its quarterly meetings.

In reviewing performance comparison information, the Independent Board Members recognized that the usefulness of the comparisons of the performance of certain funds with the performance of their respective Performance Peer Group may be limited because the Performance Peer Group may not adequately represent the objectives and strategies of the applicable funds or may be limited in size or number. In this regard, the Independent Board Members noted that the Performance Peer Groups of the Nuveen Insured California Premium Income Municipal Fund, Inc. (the “Insured Premium Income Fund”), the Nuveen Insured California Dividend Advantage Municipal Fund (the “Insured Dividend Advantage Fund”), the Nuveen Insured California Tax-Free Advantage Municipal Fund (the “Insured Tax-Free Advantage Fund”) and the Nuveen Insured California Premium Income Municipal Fund 2, Inc. (the “Insured Premium Income Fund 2”) were classified as having significant differences from such Funds based on various considerations such as special fund objectives, potential investable universe and the composition of the peer set (e.g., the number and size of competing funds and number of competing managers). The Independent Board Members also noted that the investment experience of a particular shareholder in the Nuveen funds will vary depending on when such shareholder invests in the applicable fund, the class held (if multiple classes are offered) and the performance of the fund (or respective class) during that shareholder’s investment period.

In considering the results of the comparisons, the Independent Board Members observed, among other things, that (a) the Nuveen California Premium Income Municipal Fund (the “Premium Income Fund”) and the Nuveen California Dividend Advantage Municipal Fund 2 had demonstrated generally favorable performance in comparison to peers, performing in the first or second quartile over various periods and (b) the Nuveen California Dividend Advantage Municipal Fund 3 had demonstrated satisfactory performance compared to its peers, performing in the second or third quartile over various

110	Nuveen Investments

periods. They also noted that the Nuveen California Dividend Advantage Municipal Fund lagged its peers and/or benchmarks over various periods. With respect to Nuveen funds that lagged their peers and/or benchmarks over various periods, the Independent Board Members considered the factors affecting performance and any steps taken or proposed to address performance issues, and were satisfied with the process followed. With respect to the Funds that, as noted above, had significant differences with their Performance Peer Groups, the Independent Board Members considered such Funds’ performance compared to their benchmarks. In this regard, the Independent Board Members noted that the Insured Premium Income Fund, the Insured Dividend Advantage Fund, the Insured Tax-Free Advantage Fund and the Insured Premium Income Fund 2 each underperformed their benchmarks in the one- and three-year periods.

With respect to any Nuveen funds that underperformed their peers and/or benchmarks from time to time, the Board monitors such funds closely and considers any steps necessary or appropriate to address such issues.

Based on their review, the Independent Board Members determined that each Fund’s investment performance had been satisfactory.

C.	Fees, Expenses and Profitability
1. Fees and Expenses

The Board evaluated the management fees and expenses of each Fund reviewing, among other things, such Fund’s gross management fees, net management fees and net expense ratios in absolute terms as well as compared to the fee and expenses of a comparable universe of funds based on data provided by an independent fund data provider (the “Peer Universe”) and in certain cases, to a more focused subset of funds in the Peer Universe (the “Peer Group”) and any expense limitations.

The Independent Board Members further reviewed the methodology regarding the construction of the applicable Peer Universe and Peer Group (if any). In reviewing the comparisons of fee and expense information, the Independent Board Members took into account that in certain instances various factors such as: the asset level of a fund relative to peers; the limited size and particular composition of the Peer Universe or Peer Group; the investment objectives of the peers; expense anomalies; changes in the funds comprising the Peer Universe or Peer Group from year to year; levels of reimbursement; the timing of information used; the differences in the type and use of leverage; and differences in the states reflected in the Peer Universe or Peer Group may impact the comparative data thereby limiting the ability to make a meaningful comparison with peers, including for the Insured Dividend Advantage Fund and the Insured Tax-Free Advantage Fund.

In reviewing the fee schedule for a Fund, the Independent Board Members also considered the fund-level and complex-wide breakpoint schedules (described in further detail below) and any fee waivers and reimbursements provided by Nuveen (applicable, in particular, for certain closed-end funds launched since 1999). In reviewing fees and expenses, the Board considered the expenses and fees to be higher if they were over 10 basis points higher, slightly higher if they were 6 to 10

Nuveen Investments	111

Annual Investment Management Agreement
Approval Process (Unaudited) (continued)

basis points higher, in line if they were within 5 basis points higher than the peer average and below if they were below the peer average of the Peer Group (if available) or Peer Universe if there was no separate Peer Group.

The Independent Board Members noted that the Premium Income Fund, the Insured Premium Income Fund and the Insured Premium Income Fund 2 had higher net management fees than their peer average and a slightly higher or higher net expense ratio compared to their peer average. They observed that each of the other Funds had net management fees and net expense ratios below or in line with their peer averages.

Based on their review of the fee and expense information provided, the Independent Board Members determined that each Fund’s management fees were reasonable in light of the nature, extent and quality of services provided to the Fund.

2. Comparisons with the Fees of Other Clients
The Independent Board Members further reviewed information regarding the nature of services and fee rates offered by the Advisor to other clients, including municipal separately managed accounts and passively managed exchange traded funds (ETFs) sub-advised by the Advisor. In evaluating the comparisons of fees, the Independent Board Members noted that the fee rates charged to the Funds and other clients vary, among other things, because of the different services involved and the additional regulatory and compliance requirements associated with registered investment companies, such as the Funds. Accordingly, the Independent Board Members considered the differences in the product types, including, but not limited to, the services provided, the structure and operations, product distribution and costs thereof, portfolio investment policies, investor profiles, account sizes and regulatory requirements. The Independent Board Members noted, in particular, that the range of services provided to the Funds (as discussed above) is much more extensive than that provided to separately managed accounts. Given the inherent differences in the products, particularly the extensive services provided to the Funds, the Independent Board Members believe such facts justify the different levels of fees.

In considering the fees of the Sub-Advisor, the Independent Board Members also considered the pricing schedule or fees that the Sub-Advisor charges for similar investment management services for other Nuveen funds.

3. Profitability of Fund Advisers
In conjunction with its review of fees, the Independent Board Members also considered the profitability of Nuveen for its advisory activities (which incorporated Nuveen’s wholly-owned affiliated sub-advisers) and its financial condition. The Independent Board Members reviewed the revenues and expenses of Nuveen’s advisory activities for the last two years, the allocation methodology used in preparing the profitability data and an analysis of the key drivers behind the changes in revenues and expenses that impacted profitability in 2010. The Independent Board Members noted this information supplemented the profitability information requested and received during the year to help keep them apprised of developments affecting profitability (such as changes in fee waivers and expense reimbursement commitments). In this regard, the Independent Board Members

112	Nuveen Investments

noted that they have an Independent Board Member serve as a point person to review and keep them apprised of changes to the profitability analysis and/or methodologies during the year. The Independent Board Members also considered Nuveen’s revenues for advisory activities, expenses, and profit margin compared to that of various unaffiliated management firms with similar amounts of assets under management and relatively comparable asset composition prepared by Nuveen.

In reviewing profitability, the Independent Board Members recognized the subjective nature of determining profitability which may be affected by numerous factors including the allocation of expenses. Further, the Independent Board Members recognized the difficulties in making comparisons as the profitability of other advisers generally is not publicly available and the profitability information that is available for certain advisers or management firms may not be representative of the industry and may be affected by, among other things, the adviser’s particular business mix, capital costs, types of funds managed and expense allocations. Notwithstanding the foregoing, the Independent Board Members reviewed Nuveen’s methodology and assumptions for allocating expenses across product lines to determine profitability. In reviewing profitability, the Independent Board Members recognized Nuveen’s investment in its fund business. Based on their review, the Independent Board Members concluded that the Advisor’s level of profitability for its advisory activities was reasonable in light of the services provided.

In evaluating the reasonableness of the compensation, the Independent Board Members also considered other amounts paid to a Fund Adviser by the Funds as well as any indirect benefits (such as soft dollar arrangements, if any) the Fund Adviser and its affiliates receive, or are expected to receive, that are directly attributable to the management of the Funds, if any. See Section E below for additional information on indirect benefits a Fund Adviser may receive as a result of its relationship with the Funds. Based on their review of the overall fee arrangements of each Fund, the Independent Board Members determined that the advisory fees and expenses of the respective Fund were reasonable.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
With respect to economies of scale, the Independent Board Members have recognized the potential benefits resulting from the costs of a fund being spread over a larger asset base, although economies of scale are difficult to measure and predict with precision, particularly on a fund-by-fund basis. One method to help ensure the shareholders share in these benefits is to include breakpoints in the advisory fee schedule. Generally, management fees for funds in the Nuveen complex are comprised of a fund-level component and a complex-level component, subject to certain exceptions. Accordingly, the Independent Board Members reviewed and considered the applicable fund-level breakpoints in the advisory fee schedules that reduce advisory fees as asset levels increase. Further, the Independent Board Members noted that although closed-end funds may from time-to-time make additional share offerings, the growth of their assets will occur primarily through the appreciation of such funds’ investment portfolio.

Nuveen Investments	113

Annual Investment Management Agreement
Approval Process (Unaudited) (continued)

In addition to fund-level advisory fee breakpoints, the Board also considered the Funds’ complex-wide fee arrangement. Pursuant to the complex-wide fee arrangement, the fees of the funds in the Nuveen complex are generally reduced as the assets in the fund complex reach certain levels. The complex-wide fee arrangement seeks to provide the benefits of economies of scale to fund shareholders when total fund complex assets increase, even if assets of a particular fund are unchanged or have decreased. The approach reflects the notion that some of Nuveen’s costs are attributable to services provided to all its funds in the complex and therefore all funds benefit if these costs are spread over a larger asset base.

Based on their review, the Independent Board Members concluded that the breakpoint schedules and complex-wide fee arrangement were acceptable and reflect economies of scale to be shared with shareholders when assets under management increase.

E. Indirect Benefits
In evaluating fees, the Independent Board Members received and considered information regarding potential “fall out” or ancillary benefits the respective Fund Adviser or its affiliates may receive as a result of its relationship with each Fund. In this regard, the Independent Board Members considered any revenues received by affiliates of the Advisor for serving as agent at Nuveen’s trading desk and as co-manager in initial public offerings of new closed-end funds.

In addition to the above, the Independent Board Members considered whether the Fund Advisers received any benefits from soft dollar arrangements whereby a portion of the commissions paid by a Fund for brokerage may be used to acquire research that may be useful to the Fund Adviser in managing the assets of the Funds and other clients. The Independent Board Members recognized that each Fund Adviser has the authority to pay a higher commission in return for brokerage and research services if it determines in good faith that the commission paid is reasonable in relation to the value of the brokerage and research services provided. Nevertheless, the Independent Board Members noted that commissions are generally not paid in connection with municipal securities transactions typically executed on a principal basis.

Based on their review, the Independent Board Members concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable and within acceptable parameters.

F. Other Considerations
The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the Independent Board Members, unanimously concluded that the terms of each Advisory Agreement are fair and reasonable, that the respective Fund Adviser’s fees are reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed.

114	Nuveen Investments

Reinvest Automatically,
Easily and Conveniently

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Nuveen Closed-End Funds Automatic Reinvestment Plan

Your Nuveen Closed-End Fund allows you to conveniently reinvest distributions in additional Fund shares.

By choosing to reinvest, you’ll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding. Just like distributions in cash, there may be times when income or capital gains taxes may be payable on distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

Easy and convenient

To make recordkeeping easy and convenient, each month you’ll receive a statement showing your total distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

How shares are purchased

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund’s shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares’ net asset value or 95% of the shares’ market value on the last business day immediately prior to the purchase date. Distributions received to purchase shares in the open market will normally be invested shortly after the distribution payment date. No interest will be paid on distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may

Nuveen Investments	115

Reinvest Automatically,
Easily and Conveniently (continued)

exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

Flexible

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

Call today to start reinvesting distributions

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

116	Nuveen Investments

Glossary of Terms
Used in this Report

■
Auction Rate Bond: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have “failed,” with current holders receiving a formula-based interest rate until the next scheduled auction.

■
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

■
Average Effective Maturity: The market-value-weighted average of the effective maturity dates of the individual securities including cash. In the case of a bond that has been advance-refunded to a call date, the effective maturity is the date on which the bond is scheduled to be redeemed using the proceeds of an escrow account. In most other cases the effective maturity is the stated maturity date of the security.

■
Effective Leverage: Effective leverage is a Fund’s effective economic leverage, and includes both structural leverage and the leverage effects of certain derivative investments in the Fund’s portfolio. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any structural leverage.

■
Inverse Floaters: Inverse floating rate securities, also known as inverse floaters, are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

■	Leverage: Using borrowed money to invest in securities or other assets.

Nuveen Investments	117

Glossary of Terms
Used in this Report (continued)

■
Leverage-Adjusted Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond Fund’s value to changes when market interest rates change. Generally, the longer a bond’s or Fund’s duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund’s portfolio of bonds.

■
Lipper California Municipal Debt Classification Average: Calculated using the returns of all closed-end funds in this category for each period as follows: 6-month, 24 funds; 1-year, 24 funds; 5-year, 24 funds; and 10-year, 12 funds. Lipper returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. The Lipper average is not available for direct investment.

■
Lipper Single-State Insured Municipal Debt Classification Average: Calculated using the returns of all closed-end funds in this category for each period as follows: 6-month, 44 funds; 1-year, 44 funds; 5-year, 44 funds; and 10-year, 24 funds. Lipper returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. The Lipper average is not available for direct investment.

■	Market Yield (also known as Dividend Yield or Current Yield): An investment’s current annualized dividend divided by its current market price.

■	Net Asset Value (NAV): The net market value of all securities held in a portfolio.

■
Net Asset Value (NAV) Per Share: The market value of one share of a mutual fund or closed-end fund. For a Fund, the NAV is calculated daily by taking the Fund’s total assets (securities, cash, and accrued earnings), subtracting the Fund’s liabilities, and dividing by the number of shares outstanding.

■
Pre-Refunding: Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.

■
Standard & Poor’s (S&P) California Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade California municipal bond market. The index returns assume reinvestment of dividends but do not reflect any applicable sales charges. You cannot invest directly in an index.

■
Standard & Poor’s (S&P) Insured National Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the insured segment of the U.S. municipal bond market. The index returns assume reinvestment of dividends but do not reflect any applicable sales charges. You cannot invest directly in an index.

118	Nuveen Investments

■
Standard & Poor’s (S&P) National Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market. The index returns assume reinvestment of dividends but do not reflect any applicable sales charges. You cannot invest directly in an index.

■
Structural Leverage: Structural Leverage consists of preferred shares or debt issued by the fund. Both of these are part of a fund’s capital structure. Structural leverage is sometimes referred to as “‘40 Act Leverage” and is subject to asset coverage limits set in the Investment Company Act of 1940.

■	Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

■
Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Tax-exempt income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Nuveen Investments	119

Notes

120	Nuveen Investments

Notes

Nuveen Investments	121

Notes

122	Nuveen Investments

Other Useful Information

Board of
Directors/Trustees
John P. Amboian
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Judith M. Stockdale
Carole E. Stone
Virginia L. Stringer
Terence J. Toth

Fund Manager
Nuveen Fund Advisors, Inc.
333 West Wacker Drive
Chicago, IL 60606

Custodian
State Street Bank
& Trust Company
Boston, MA

Transfer Agent and
Shareholder Services
State Street Bank &
Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

Legal Counsel
Chapman and Cutler LLP
Chicago, IL

Independent Registered
Public Accounting Firm
Ernst & Young
LLP Chicago, IL

Quarterly Portfolio of Investments and Proxy Voting Information

You may obtain (i) each Fund’s quarterly portfolio of investments, (ii) information regarding how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, and (iii) a description of the policies and procedures that each Fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (SEC). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public References Section at 100 F Street NE, Washington, D.C. 20549.

CEO Certification Disclosure

Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the SEC the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common and Preferred Share Information

Each Fund intends to repurchase and/or redeem shares of its own common and/or auction rate preferred stock in the future at such times and in such amounts as is deemed advisable. During the period covered by this report, the Funds repurchased and/or redeemed shares of their common and/or auction rate preferred stock as shown in the accompanying table.

Fund	Common Shares Repurchased	Preferred Shares Redeemed
NPC	—	—
NCL	—	—
NCU	—	—
NAC	—	5,421
NVX	—	1,598
NZH	—	2,780
NKL	—	4,150
NKX	—	—

Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

Nuveen Investments	123

Nuveen Investments:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen Investments is a global investment management firm that seeks to help secure the long-term goals of institutions and high net worth investors as well as the consultants and financial advisors who serve them. We market our growing range of specialized investment solutions under the high-quality brands of HydePark, NWQ, Nuveen Asset Management, Santa Barbara, Symphony, Tradewinds and Winslow Capital. In total, Nuveen Investments managed approximately $210 billion of assets as of June 30, 2011.

Find out how we can help you.

To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/cef

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Distributed by
Nuveen Securities, LLC
333 West Wacker Drive
Chicago, IL 60606
www.nuveen.com

ESA-B-0811D

ITEM 2. CODE OF ETHICS.
Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors or Trustees implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the  report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b)
If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Insured California Premium Income Municipal Fund 2, Inc.

By (Signature and Title) /s/ Kevin J. McCarthy
Kevin J. McCarthy
(Vice President and Secretary)

Date: November 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer
(principal executive officer)

Date: November 7, 2011

By (Signature and Title) /s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller
 (principal financial officer)

Date: November 7, 2011